DECEMBER 31 2001

ANNUAL REPORT

STATE FARM VARIABLE PRODUCT TRUST

[STATE FARM LOGO]

STATE FARM'S VARIABLE DEFERRED ANNUITY & STATE FARM'S VARIABLE UNIVERSAL LIFE INSURANCE


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Service is only a phone call away

1-888-702-2307

Contact your local Registered State Farm Agent or call our Variable Products Administration Department toll free, at 1-888-702-2307.

Unit prices are available to you
24 hours a day, 7 days a week.

Variable Operations Representative available 7 a.m. - 7 p.m.
Central Time Monday through Friday.

By providing telephone authorization, and having your Personal Identification Number (PIN), you can:

  Obtain account values (24 hrs a day)
  Obtain answers specific to your policy
  Transfer assets among funds
  Change your premium allocation
  Change your PIN
  Change your existing dollar cost averaging
  Change your existing portfolio rebalancing
  Request a policy withdrawal
  Request a policy loan
    (Variable Universal Life only)

Visit our home page at statefarm.com

  Not FDIC Insured

     o   No Bank Guarantee
     o   May Lose Value

Variable Deferred Annuity (VA) policy series 97040 & 97090 in all states except MT, NY, WI; 97090 in MT; A97040 & A97090 in NY, WI. Variable Universal Life
(VUL) policy series 97035, and also 97036 in TX, except MT, NY, WI; 97085 in MT; A97035 in NY & WI.

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Message from Susan D. Waring

[PHOTO OF SUSAN D. WARING]

We will all remember 2001 as a year of uncertainty, but one that also inspired courage and heroism of people who cared to make a difference in the outcome of world events.

At State Farm, helping people make a difference in managing the risks of everyday life and recovering from the unexpected, meant something deeper following September 11. Yet, keeping promises is what life insurance is all about, promises built around a foundation of financial strength as we continue to earn the highest ratings for financial strength and claims-paying ability from five rating agencies - A.M. Best, Moody's, Standard & Poor's, Fitch (formerly Duff & Phelps), and Weiss.* This year, I am pleased to note State Farm life insurance companies reached another milestone by surpassing $100 billion of life insurance written. Inaddition, we once again sold over one million life policies.** For this we are proud and thank you for recognizing State Farm's ability to provide you with high-quality products and services.

                    Table of Contents

The Economy and Markets ...............................5
Management Information ...............................10
Report of Independent Auditors .......................14
Portfolio of Investments
   Large Cap Equity Index Fund .......................15
   Small Cap Equity Index Fund .......................21
   International Equity Index Fund ...................40
   Stock and Bond Balanced Fund ......................49
   Bond Fund .........................................50
   Money Market Fund .................................53
Financial Statements
   Statements of Assets and Liabilities ..............54
   Statements of Operations ..........................56
   Statements of Changes in Net Assets ...............58
   Notes to Financial Statements .....................60
Financial Highlights .................................66
Notice of Withholding Election

This report must be accompanied or preceded by a prospectus.

The market continues to experience fluctuations that affect the investment performance of the variable subaccounts. However, fluctuations in the market are nothing new. Although past performance does not guarantee future results, long-term investments should make their mark over time, and this is what we expect of our variable subaccounts in meeting your long-term investment or life insurance needs.

Life insurance and annuities are an important foundation in your portfolio. It helps protect your family against financial hardship, but it also serves as a means to invest for your financial future. State Farm has broadened its vision to become a leader in financial services for exactly that reason - the future. Now State Farm provides a variety of financial services products, and your Good Neighbor registered State Farm agent can serve as a competent source of insurance and financial information and guidance. If you have questions about this annual report or about your insurance or financial needs, please contact your registered State Farm agent to make sure that your insurance coverage and financial needs are keeping pace with your changing lifestyle and goals.

Thank you for your confidence in the State Farm life insurance companies. We will continue to work hard to provide high-quality products and services as well as offer prudently managed investment portfolios from a family of companies on whom you can depend.


/s/ Susan D. Waring
Susan D. Waring

Senior Vice President and Chief Administrative Officer State Farm Life Insurance Company (not licensed in New York or Wisconsin) State Farm Life and Accident Assurance Company (licensed in New York and Wisconsin)


 * These ratings are relevant only to the fixed account and other guaranteed amounts; they do not apply to the variable subaccounts.
** Includes both traditional and variable life insurance.

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Message to Variable Product Customers from Kurt Moser and Paul Eckley Senior
Vice Presidents of State Farm Investment Management Corp.

[PHOTS OF KURT MOSER AND PAUL ECKLEY]

2001 was a difficult year. The world was tested by widespread general economic weakness, the horrific terrorist attacks of September 11 and uncertainty in financial markets.

Most stock markets in countries across the world declined significantly in 2001. Prices of good quality bonds with short and intermediate maturities improved as interest rates on those obligations dropped substantially. Prices of long-term bonds were mixed with slight increases for good quality corporate issues, while prices of sovereign governmental bonds were flat or moved a bit lower.

We try to put recent market and economic occurrences in a historical context when we write this message to our valued customers. Along those lines, let's take a look at returns experienced by the S&P 500(R) Index. While the stock market has generated negative returns over the past 2 years, it is important to recall that the 5 previous years (1995-99) produced the strongest common stock returns as measured by the S&P 500 Index* of any 5-year period since the rebound from the Great Depression in the 1930's. To put this in perspective, if $1 had been invested in the S&P 500 at the beginning of 1995, it would have been worth $3.51 at the end of 1999, assuming the reinvestment of dividends. Its value would have fallen to $2.81 on December 31, 2001. Taking a 30-year look, $1 continually invested in the S&P 500 Index over the past 30 years would now be worth $31.92, having produced a 12.2% annual compounded return.

The U.S. economy slipped into recession during 2001, and naturally securities prices were affected by the general economic weakness. Although the present slowdown is a matter of short-term concern, we also want to place the current recession within a long-term historical framework. The following table from an issue of The Economist dated December 1, 2001 shows the dates, duration, and percentage fall in gross domestic product for every post-World War II recession in the U.S.

           Duration and Depth of US Recessions

                        Duration in         % Fall in GDP
   Recession Dates         Months           Peak to Trough
       1948-49               11                3.6
       1953-54               10                2.6
       1957-58                8                3.2
       1960-61               10                0.5
       1969-70               11                0.1
       1973-75               16                3.4
         1980                 6                2.2
       1981-82               16                2.8
       1990-91                8                1.3

Please note the following points from the table:

(1) Recessions are not uncommon. This appears to be the 10th recession in the U.S. since the end of World War II. However, it has been a very long time since the U.S. experienced a significant downturn. The recession in 1990-91, which accompanied the Gulf War, was mild and short in duration Investors have to go back 20 years to the 1981-82 period to consider the last truly painful recession.

(2) Most recessions end fairly rapidly, usually lasting 6-12 months. The severe recessions of 1973-75 and 1981-82 each lasted 16 months.

The present recession, caused by excessive capital investment and the bursting of a speculative bubble, may be more difficult to manage with fiscal and monetary tools. Some economists worry that lower interest rates and fiscal stimulus may not result in a rapid resurgence of capital spending this time and that the high excess capacity in the economy can unleash powerful deflationary forces. Others believe that present and expected monetary and fiscal policy will prove effective and that a recovery will occur before too long. Of course, only time will tell.

Another cause for concern is that the world is experiencing a synchronized global downturn. The U.S., Japan, Europe, and emerging economies of the world all appear to be in or near recession. Consequently, weakness in our part of the world is not being offset by strength elsewhere.

Obviously, weakness in the global economy has been exacerbated by the tragic events of September 11. This is a particularly uncertain time. Foreign policy of the U.S. has undergone a necessary but fundamental change because of the terrorist event. United State's policy is to use military resources if required to eliminate terrorism and the regimes that sponsor them. The effort is expected to be sustained and long term. Implications of this necessary policy on the global economy are impossible to predict. Uncertainty exists, and it is projected into financial markets.

While the outlook appears difficult and particularly uncertain at the moment, we believe investors should focus on three points. First, recessions do end. Second, recessions and weak financial markets present excellent opportunities for strongly capitalized and well-managed firms that are owned in your Funds. Third, periods of difficulty present opportunities to add to existing holdings or initiate new holdings at very reasonable prices.

The experiences of the past 2 years have been discouraging for many common stock investors. However, it is important to remain optimistic about the long-term. Most capital markets in the developed world are tremendously flexible and adaptive. Economic growth and wealth creation are largely a function of innovation and management skill. The role of capital markets is to finance good ideas. The scarce ingredients in business are the capacity for innovation and the talented people to execute the ideas. Neither of those ingredients disappears during soft economic periods. They exist because most of the developed world embraces, or is moving towards, open political processes and capitalistic economic systems, which allow open thought and free expression. These values are enduring.

Interest rates are presently quite low, particularly for short-term obligations. The immediate direction of future interest rates depends heavily on how global economies respond to stimuli which is occurring and geopolitical developments. However from a long-term perspective, we are now probably looking at interest rates that will not move much lower on good quality debt obligations unless general economic conditions deteriorate more or present weakness persists for an extended period.

You undoubtedly have noticed that this message has talked much about the heightened uncertainty in current financial markets because of present conditions. Realistically, we must all admit that some degree of uncertainty always exists in practically all aspects of life. To cope with uncertainty in financial markets, we encourage you to formulate a long-term investment program and then to stick with it by regularly making new purchases in those Variable Product underlying funds which fit your investment program. Your Registered State Farm Agent can help you consider which Fund or Funds fit with your long-term investment objectives and tolerance for risk. We also encourage you to be patient with your investments and to be prepared to ride out market fluctuations, large and small in both directions, which will inevitably occur.

We have included discussions of the U.S. Economy, U.S. Equity Market, U.S. Bond Market and International Economies and Markets which follow on pages and 3 and 4.

/s/ Kurt Moser    /s/ Paul Eckley

*The S&P 500(R) Index tracks the common stock performance of large U.S. companies in the manufacturing, utilities, transportation, and financial industries. It also tracks the performance of common stocks issued by foreign and smaller U.S. companies in similar industries. In total, the S&P 500 is comprised of 500 common stocks. It is not possible to invest directly in an index.

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The U.S. Economy

Any doubts about whether the U.S. is in, or headed for, a recession were dispelled by the September 11 terrorist attacks. As it turns out, recent economic data validates that the U.S. economy was actually suffering from a recessionary environment even before the attacks. Consequences of the terrorist actions include weaker economic activity over the near term than otherwise would have been the case. The debate now centers upon the depth and length of the recession and when and how strong the recovery might be.

Real GDP growth for the fourth quarter of 2001 is now estimated at 0.2%. This follows negative growth of 1.1% in the third quarter and positive growth of only 0.3% in the second quarter. GDP growth for all of 2001 is presently calculated to be 0.1%.

The fundamental cause of the economic weakness is economic and financial imbalances generated during the boom period in the late 1990's. The present recession looks to be considerably different from other post-World War II recessions in America, which were generally caused by the Federal Reserve Board increasing interest rates to dampen inflation. This recession appears to result from the unwinding of an unsustainable capital investment boom and concurrent financial bubble. The U.S. economy is currently plagued by very high excess capacity, which was largely built based on excessive expectations about future growth and profitability.

As is generally the case, the economic slowdown establishes a base for recovery to occur by unleashing self-corrective forces. Inventories are being reduced and eventually will need to be replaced by future outputs. Additionally, the economy presently has the following important things going for it: monetary stimulus, low inflation, tax reductions, prospects for fiscal stimulus and lower energy prices. Consequently, a recovery of some sort in 2002 seems likely. Given the tenuous nature of present conditions, however, good fortune in avoiding further disruptive terrorist activity and unanticipated international calamities will be helpful to such an outcome.

Economic Growth and Inflation

                              [PLOT POINTS TO COME]

Source: GDP - U.S. Department of Commerce Inflation - U.S. Bureau of Labor Statistics

Economic growth is represented by the percentage change in Real Gross Domestic Product. Percentage change in the Consumer Price Index-All items is used for inflation.

The U.S. Equity Market

General common stock prices fell in 2001 for the second consecutive year. The S&P 500 Index experienced negative total returns of (11.9)% in 2001 and (9.1)% in 2000.

Stock prices of large companies which are categorized as growth stocks have generally been struggling since the end of 1998. The S&P 500 Index, which is dominated by large capitalization growth stocks, has decreased 6.6% in price since December 31, 1998.

The stocks of small and mid-size companies have tended to outperform the equities of large companies over the past 3 years. The Russell 2000(R) Index is composed of small companies and produced a total return of 2.5% in 2001. It has risen in price by 15.8% since the end of 1998.

So-called value stocks have been the best performers recently. Although definitions are somewhat unclear, stocks are placed in the value category when earnings are expected to grow at rates less than those of companies in the S&P
500. Also, value stocks tend to trade at lower price/earnings ratios, higher dividend yields and lower price to book value ratios than growth stocks.

Prior to 1999 large capitalization growth stocks had performed significantly better than small stocks and value stocks for an extended period of time.

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The U.S. Bond Market

Activity in money and bond markets over the past year has been heavily influenced by the Federal Reserve Board's aggressive easing of monetary policy which began in early January. The intensity of monetary accommodation picked up when the Open Market Committee quickly dropped the target Federal Funds rate 50 basis points (a basis point is .01%) as markets reopened after the September 11 attacks. Two additional easings of 50 basis points each followed in early October and November plus another 25 basis points in December. The target U.S. federal funds rate now stands at 1.75%, the lowest in 40 years. It has been reduced 475 basis points cumulatively since last January through eleven separate reductions. In its latest move, the Federal Reserve suggested further rate reductions are possible if the economy continues to show weakness. Federal Reserve officials are committed to fighting the synchronized global economic downturn which is unfolding. Central banks across the world are also aggressively following accommodating monetary policies.

Interest rates in long-term U.S. bond markets more or less followed short-term interest rates downward during the year until mid-November after the Federal Reserve's 50 basis point rate cut on November 6. Market sentiment began to change as stocks rallied, the tone of new economic data became slightly less pessimistic, corporate bond issuance picked up and military success became evident in Afghanistan. From that point in November, the yield on 10-year U.S. Treasury notes jumped about 85 basis points during the remainder of 2001. So despite the 475 basis point reduction in short-term interest rates engineered by the Federal Reserve Board, yields on long-term U.S. Treasury bonds now stand at levels which are virtually unchanged since year-end 2000. Interest rates on long-term municipal bonds have risen slightly, while, contrarily, yields on good quality corporate bonds declined around 30 basis points over the course of the year.

International Economies and Markets

Economic slowdowns are occurring in most developed countries across the world. The economic situation in Japan continues to be very bothersome. Growth in emerging economies is also slowing with particularly weak conditions showing up in some East Asian and Latin American countries.

Except for Australia and New Zealand, it appears that stock markets in developed countries across the world experienced negative returns in U.S. dollar terms for 2001. The EAFE Free Index, which is a broad stock market index that encompasses markets throughout the developed free world, posted a negative (21.4)% return for the 2001 year.

Interest rates on short-term obligations fell internationally over the course of 2001 except in countries which are experiencing severe financial and currency problems. Excluding Japan, long-term interest rates on sovereign governmental issues were flat or increased somewhat in developed countries.

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             STATE FARM VARIABLE PRODUCT TRUST UNDERLYING FUNDS

Large Cap Equity Index Fund

The Large Cap Equity Index Fund seeks to match the return of the S&P 500/(R)/ Index/1/, which tracks the common stock performance of 500 large companies in a broad range of industries. The Fund invests in each of the stocks in the S&P 500 in the same capitalization-weighted proportion that the stock has in the index.

The Large Cap Equity Index Fund satisfactorily tracked, before fees and expenses, the performance of the S&P 500 Index during 2001.

The Large Cap Equity Index Fund experienced a negative total return of (12.11)% for the twelve months ended December 31, 2001.

See the previous sections on the U.S. Economy and U.S. Equity Market. Financial Highlights on page 66.

The following graph compares a $10,000 investment in the Large Cap Equity Index Fund to a theoretical investment of the same amount in the S&P 500 Index:

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
         FOR THE PERIOD ENDED DECEMBER 31, 2001

*The S&P 500 Index tracks the common stock performance of large U.S. companies in the manufacturing, utilities, transportation, and financial industries. It also tracks the performance of common stocks issued by foreign and smaller U.S. companies in similar industries. In total, the S&P 500 is comprised of 500 common stocks. Unlike an investment in the Large Cap Equity Index Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

Small Cap Equity Index Fund

The Small Cap Equity Index Fund seeks to match the return of the Russell 2000/(R)/ Index/2/, which includes 2000 companies with average market capitalization at the time of its latest reconstitution of approximately $580 million. This index was created by the Frank Russell Trust Company to give investors an idea of how the stocks of smaller companies are performing. The Small Cap Equity Index Fund invests in a diversified portfolio of common stocks intended to reflect, as a group, the total investment return of the Russell 2000 Index. Returns will sometimes vary from the return of the Index because the Fund invests in a representative sample of the 2000 stocks in the Index, but not in every stock included in the Index. Prices of small-cap stocks are more volatile than the stocks of larger, more established companies.

The Small Cap Equity Index Fund satisfactorily tracked, before fees and expenses, the performance of the Russell 2000 Index in 2001.

The Small Cap Index Fund produced a total return of 2.05% over the twelve months ended December 31, 2001.

See the previous sections on the U.S. Economy and U.S. Equity Market. Financial Highlights on page 67.


The following graph compares a $10,000 investment in the Small Cap Equity Index Fund to a theoretical investment of the same amount in the Russell 2000 Index:

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
        FOR THE PERIOD ENDED DECEMBER 31, 2001

*The Russell 2000 Index tracks the common stock performance of the 2,000 smallest U.S. companies in the Russell 3000 Index, which represents approximately 10% of the total capitalization of the Russell 3000 Index. Unlike an investment in the Small Cap Equity Index Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

Past performance is not predictive of future performance. The investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown.

/1/ "Standard & Poor's ", "S&P ", "S&P 500 ", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund, nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

/2/ The Russell 2000 Index is a trademark/service mark, and Russell(TM) is a trademark of the Frank Russell Company. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

International Equity Index Fund

The benchmark index used by the International Equity Index Fund is the Morgan Stanley EAFE Free Index/1/, which measures the performance of stock markets in 16 European nations, Australia, New Zealand, and the three largest markets in Asia. The Index includes equity securities of approximately 1,100 companies in these countries. As of December 31, 2001, the countries with the highest weights were the United Kingdom, which accounted for 25.3% of the Index, Japan at 20.1%, France at 10.5%, and Germany which represented 7.9%.

Investments in foreign securities involve additional risks not normally present when investing in comparable domestic securities. Among these risks are currency fluctuations; possible economic and political instability; regulatory and accounting matters; potentially greater volatility and less liquidity in markets; and higher transaction costs.

The International Index Fund satisfactorily tracked, before fees and expenses, the performance of the EAFE Free Index in 2001.

The International Equity Index Fund had a negative total return of (21.71)% for the twelve months ended December 31, 2001.

See the previous section on International Economies and Markets. Financial Highlights on page 68.

The following graph compares a $10,000 investment in the International Equity Index Fund to a theoretical investment of the same amount in the EAFE Free
Index:

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
        FOR THE PERIOD ENDED DECEMBER 31, 2001

*The Morgan Stanley Capital International Europe, Australia and Far East Free (EAFE Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East and takes into account local market restrictions on share ownership by foreigners. EAFE Free is meant to reflect actual opportunities for foreign investors in a local market. Unlike an investment in the International Equity Index Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

Stock and Bond Balanced Fund

The Stock and Bond Balanced Fund seeks long-term growth of capital, balanced with current income by investing primarily in shares of the Large Cap Equity Index Fund and the Bond Fund. The Balanced Fund usually invests approximately 60% of it net assets in the Large Cap Equity Index Fund and 40% in the Bond Fund. As of December 31, 2001, about 61% of the Stock and Bond Balanced Fund assets were invested in the Large Cap Equity Index Fund and 39% in the Bond Fund, in line with the Fund's stated objectives.

A negative total return of (3.55)% occurred for the Stock and Bond Balanced Fund for the twelve months ended December 31, 2001.

See the previous sections on the U.S. Economy, U.S. Equity Market, and the U.S. Bond Market. Financial Highlights on page 69.


The following graph compares a $10,000 investment in the Stock and Bond Balanced Fund to a theoretical investment of the same amount in the S&P 500 Index and the Lehman Brothers Intermediate Government/Credit Index:

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
        FOR THE PERIOD ENDED DECEMBER 31, 2001

*See footnotes for the Large Cap Fund and the Bond Fund for description of indices.
___________________

Past performance is not predictive of future performance. The investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown.

/1/ The EAFE Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the "Trust"). The International Equity Index Fund (the "Fund"), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold, or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of Fund shares. The Trust's Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

Bond Fund

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. For different time periods, total returns may vary considerably depending on interest rate trends, since bond prices and interest rates move in opposite directions. However, investors should bear in mind that the income from the Bond Fund is quite stable.

Asset class composition of the Fund's portfolio changed somewhat over the last twelve months. Most notable is an increase in holdings of U.S. government agency securities, while investments in U.S. Treasury obligations were reduced. The weighted average maturity of the portfolio now stands at 4.5 years up from 4.2 years at the end of 2000.

The Bond Fund provided a total return of 9.66% for the twelve months ended December 31, 2001.

Generally speaking the Fund's investments in corporate bonds performed better than other asset classes of the Fund over the past year.

See the previous section on U.S. Bond Market. Financial Highlights on page 70.


The following graph compares a $10,000 investment in the Bond Fund to a theoretical investment of the same amount in the Lehman Brothers Intermediate Government/Credit Index:

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
        FOR THE PERIOD ENDED DECEMBER 31, 2001

*The Lehman Brothers Intermediate Government/Credit Index contains approximately 4,842 U.S. Government and corporate bonds maturing within one to (but not including) ten years and an outstanding par value of at least $150 million.

The Lehman Brothers Intermediate Government/Credit Index represents an unmanaged group of bonds that differ from the composition of the Bond Fund. Unlike an investment in the Bond Fund, a theoretical investment in the Index does not reflect any expenses.
                           _______________________________________

Money Market Fund

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing in high quality commercial paper and other short-term debt securities. An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Financial Highlights on page 71.

You can only invest in our underlying funds through the purchase of a Variable Universal Life Insurance policy or Variable Deferred Annuity policy.

This report and any financial information contained herein are submitted for the general information of the owners of interest in State Farm Life Insurance Company and State Farm Life and Accident Assurance Company, Variable Life Separate Account or Variable Annuity Separate Account (the "Accounts"). This report is not authorized for distribution to prospective investors in any Account unless preceded or accompanied by an effective prospectus for the relevant account. Interests in the Accounts are not deposits or obligations of, or guaranteed by, any bank or depository institution. Interests in the Accounts are not insured by the Federal Deposit Insurance Corporation, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. For more information on Accounts, including charges and expenses, call or write for a free prospectus. Read the prospectus carefully before you invest or send money.
_____________

Past performance is not predictive of future performance. The investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown.

                                  TOTAL RETURNS

                        State Farm Life Insurance Company
                     (Not licensed in New York or Wisconsin)

                Variable Deferred Annuity Performance and Returns
     Total Returns for Period Ending 12/31/2001 (before deduction of annual administrative fee and surrender charges)

---------------------------------------------------------------------------------------------------------------------
                                                      Cumulative Returns                   Average Annual Returns
                                                -----------------------------   -------------------------------------

                                   Inception                          Since                           Since    7-Day
            Fund                     Date         YTD      3-Year   Inception   1-Year     3-Year   Inception  Yield
---------------------------------------------------------------------------------------------------------------------
Large Cap Equity Index Fund        1/22/1998    -13.13%     -7.40%    18.42%    -13.13%    -2.53%     4.38%     --
Small Cap Equity Index Fund        1/29/1998      0.82%     14.49%    11.16%      0.82%     4.61%     2.73%     --
International Equity Index Fund    1/22/1998    -22.60%    -18.66%    -5.10%    -22.60%    -6.65%    -1.32%     --
Stock and Bond Balanced Fund       1/29/1998     -4.71%      1.67%    15.40%     -4.71%     0.55%     3.72%     --
Bond Fund                          1/22/1998      8.44%     14.39%    20.56%      8.44%     4.58%     4.86%     --
Money Market Fund/1/               1/29/1998      2.57%     11.78%    15.80%      2.57%     3.78%     3.81%    0.00%
---------------------------------------------------------------------------------------------------------------------

The State Farm Variable Deferred Annuity policy total returns reflect all underlying fund fees and expenses. Returns do not include the $30 annual administrative fee (waived if total premiums of at least $50,000 have been paid) or surrender charges (7% in year 1, declining by 1% each following year until it reaches 0% in year 8). Their inclusion would reduce the returns shown. The since inception total return period begins on the Fund inception date (as noted). The 1-year total return period begins one year prior to the indicated ending date.

  Standardized Returns for Period ending 12/31/2001 (after deduction of annual administrative fee and surrender charges)

--------------------------------------------------------------------------------------
                                                        Average Annual Returns
                                                --------------------------------------
                                   Inception                           Since     7-Day
            Fund                     Date        1-Year    3-Year    Inception   Yield
--------------------------------------------------------------------------------------
Large Cap Equity Index Fund        1/22/1998    -18.73%    -4.32%      3.02%      --
Small Cap Equity Index Fund        1/29/1998     -5.54%     2.78%      1.32%      --
International Equity Index Fund    1/22/1998    -27.69%    -8.40%     -2.67%      --
Stock and Bond Balanced Fund       1/29/1998    -10.76%    -1.27%      2.33%      --
Bond Fund                          1/22/1998      1.67%     2.71%      3.44%      --
Money Market Fund/1/               1/29/1998     -3.88%     1.92%      2.39%    -0.47%
--------------------------------------------------------------------------------------

Standardized returns reflect all contract-level and underlying fund fees and expenses, including the $30 annual administrative fee (waived if total premiums of at least $50,000 have been paid) and surrender charges (7% in year 1, declining by 1% each following year until it reaches 0% in year 8), except for the Money Market Fund 7-day yield, which does not include surrender charges. The fees and expenses are based on an assumed average account size of $6,400. The since inception standardized return period begins on the Fund inception date (as noted). The 1-year standardized return period begins one year prior to the indicated ending date.

                Variable Universal Life Performance and Returns
                   Total Returns for Period Ending 12/31/2001

--------------------------------------------------------------------------------------
                                                        Average Annual Returns
                                                --------------------------------------
                                   Inception                        Since     7-Day
            Fund                     Date       1-Year     3-Year  Inception  Yield/2/
--------------------------------------------------------------------------------------
Large Cap Equity Index Fund        1/22/1998     -17.22%    -6.27%     1.21%      --
Small Cap Equity Index Fund        1/29/1998      -1.96%     2.24%    -0.93%      --
International Equity Index Fund    1/22/1998     -28.33%   -10.33%    -4.59%      --
Stock and Bond Balanced Fund       1/29/1998     -10.23%    -3.30%     0.33%      --
Bond Fund                          1/22/1998       0.14%     0.52%     1.21%      --
Money Market Fund/1/               1/29/1998      -4.85%    -0.18%     0.26%    -2.48%
--------------------------------------------------------------------------------------

Unless noted otherwise, the State Farm Variable Universal Life policy total returns reflect all contract-level and underlying fund fees and expenses (including the 5% Premium Charge, the daily Mortality and Expense Risk Charge at a current annual rate of 0.8% of net assets, the current monthly expense charge of $6, and the investment advisory fees and other expenses incurred by the funds), except for surrender charges and the cost of insurance. If the surrender charges (if applicable) or the cost of insurance were reflected, the performance quoted would be significantly lower than shown. Please refer to the hypothetical illustrations in the State Farm Variable Universal Life Insurance prospectus to see how the cost of insurance can impact performance. We encourage you to obtain from your registered State Farm agent a personalized illustration that will reflect all applicable fees and charges, including the cost of insurance. The fees and expenses reflected in this calculation are based on an assumed average account size of $2,900. The total returns since inception period begins on the Fund Inception Date (as noted), and ends December 31, 2001. The 1-year total return period begins one year prior to the indicated ending date.

/1/ An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money in the fund. The yield quotation more closely reflects the current earnings of the Money Market Fund than the return quotation.

/2/ This yield quotation reflects all contract-level and underlying fund fees and expenses, except for the 5% premium charge, surrender charges, and the cost of insurance.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your account value, when redeemed, may be worth more or less than the premiums you paid. Recent performance may be less than the figures shown. The returns on this page apply only to the State Farm Life Insurance Company products.

                                  TOTAL RETURNS

                 State Farm Life and Accident Assurance Company
                      (Licensed in New York and Wisconsin)

                Variable Deferred Annuity Performance and Returns
     Total Returns for Period Ending 12/31/2001 (before deduction of annual administrative fee and surrender charges)

-----------------------------------------------------------------------------------------------------------------------
                                                        Cumulative Returns                Average Annual Returns
                                                   ------------------------------   ------------------------------------
                                  Inception                               Since                        Since      7-Day
            Fund                    Date             YTD       3-Year   Inception   1-Year    3-Year Inception    Yield
------------------------------------------------------------------------------------------------------------------------
Large Cap Equity Index Fund        8/3/1998        -13.13%     -7.40%      2.43%    -13.13%    -2.53%     0.71%     --
Small Cap Equity Index Fund        8/3/1998          0.82%     14.49%     16.67%      0.82%     4.61%     4.62%     --
International Equity Index Fund    8/3/1998        -22.60%    -18.66%    -15.96%    -22.60%    -6.65%    -4.97%     --
Stock and Bond Balanced Fund       8/3/1998         -4.71%      1.67%     10.11%     -4.71%     0.55%     2.86%     --
Bond Fund                          8/3/1998          8.44%     14.39%     18.32%      8.44%     4.58%     5.05%     --
Money Market Fund/1/               8/3/1998          2.57%     11.78%     13.53%      2.57%     3.78%     3.79%    0.00%
------------------------------------------------------------------------------------------------------------------------

The State Farm Variable Deferred Annuity policy total returns reflect all underlying fund fees and expenses. Returns do not include the $30 annual administrative fee (waived if total premiums of at least $50,000 have been paid) or surrender charges (7% in year 1, declining by 1% each following year until it reaches 0% in year 8). Their inclusion would reduce the returns shown. The since inception total return period begins on the contract registration effective date of August 3, 1998. The 1-year total return period begins one year prior to the indicated ending date.

  Standardized Returns for Period ending 12/31/2001 (after deduction of annual administrative fee and surrender charges)

------------------------------------------------------------------------------------
                                                      Average Annual Returns
                                               -------------------------------------
                                  Inception                         Since     7-Day
            Fund                    Date        1-Year    3-Year  Inception   Yield
------------------------------------------------------------------------------------
Large Cap Equity Index Fund        8/3/1998    -18.88%    -4.42%    -1.21%      --
Small Cap Equity Index Fund        8/3/1998     -5.69%     2.68%     2.63%      --
International Equity Index Fund    8/3/1998    -27.84%    -8.51%    -6.86%      --
Stock and Bond Balanced Fund       8/3/1998    -10.91%    -1.37%     0.90%      --
Bond Fund                          8/3/1998      1.52%     2.61%     3.03%      --
Money Market Fund/1/               8/3/1998     -4.03%     1.83%     1.79%    -0.55%
------------------------------------------------------------------------------------

Standardized returns reflect all contract-level and underlying fund fees and expenses, including the $30 annual administrative fee (waived if total premiums of at least $50,000 have been paid) and surrender charges (7% in year 1, declining by 1% each following year until it reaches 0% in year 8), except for the Money Market Fund 7-day yield, which does not include surrender charges. The fees and expenses are based on an assumed average account size of $5,500. The since inception standardized return period begins on the contract registration effective date of August 3,1998. The 1-year standardized return period begins one year prior to the indicated ending date.

                Variable Universal Life Performance and Returns
                   Total Returns for Period Ending 12/31/2001

--------------------------------------------------------------------------------------
                                                       Average Annual Returns
                                                --------------------------------------
                                  Inception                          Since     7-Day
            Fund                    Date         1-Year    3-Year  Inception  Yield/2/
--------------------------------------------------------------------------------------
Large Cap Equity Index Fund        12/2/1998    -17.84%     -6.93%    -5.16%      --
Small Cap Equity Index Fund        12/2/1998     -2.64%      0.04%     2.08%      --
International Equity Index Fund    12/2/1998    -28.92%    -10.98%    -8.92%      --
Stock and Bond Balanced Fund       12/2/1998    -10.87%     -3.98%    -2.98%      --
Bond Fund                          12/2/1998     -0.53%     -0.20%    -0.43%      --
Money Market Fund1                 12/2/1998     -5.50%     -0.88%    -0.85%    -3.13%
--------------------------------------------------------------------------------------

Unless noted otherwise, the State Farm Variable Universal Life policy total returns reflect all contract-level and underlying fund fees and expenses (including the 5% Premium Charge, the daily Mortality and Expense Risk Charge at a current annual rate of 0.8% of net assets, the current monthly expense charge of $6, and the investment advisory fees and other expenses incurred by the funds), except for surrender charges and the cost of insurance. If surrender charges (if applicable) and the cost of insurance were reflected, the performance quoted would be significantly lower than shown. Please refer to the hypothetical illustrations in the State Farm Variable Universal Life Insurance prospectus to see how the cost of insurance can impact performance. We encourage you to obtain from your registered State Farm agent a personalized illustration that will reflect all applicable fees and charges, including the cost of insurance. The fees and expenses reflected in this calculation are based on an assumed average account size of $2,300. The total returns since inception period begins on the contract registration effective date of December 2, 1998, and ends December 31, 2001. The 1-year total return period begins one year prior to the indicated ending date.

/1/An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money in the fund. The yield quotation more closely reflects the current earnings of the Money Market Fund than the return quotation.

/2/This yield quotation reflects all contract-level and underlying fund fees and expenses, except for the 5% premium charge, surrender charges, and the cost of insurance.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your account value, when redeemed, may be worth more or less than the premiums you paid. Recent performance may be less than the figures shown. The returns on this page apply only to the State Farm Life and Accident Assurance Company products.

           Management Information - State Farm Variable Product Trust

I. Information about Non-Interested (Independent) Trustees of State Farm Variable Product Trust

                                                                                                           Number of
                                                                                                          Portfolios
                                        Length of                                                           in Fund       Other
                          Position     Time Served                                                         Complex    Directorships
   Name, Address,        Held with      and Term            Principal Occupation(s) During the             Overseen      Held by
     and Age               Trust        of Office                     Past 5 Years                        by Trustee     Trustee
------------------------------------------------------------------------------------------------------------------------------------
Thomas M. Mengler,        Trustee     Began service      DEAN - University of Illinois College of Law;         20          None
Swanland Building                     in 1997 and        TRUSTEE - State Farm Mutual Fund Trust,
601 E. John Street                    serves until       State Farm Associates' Funds Trust.
Champaign, Illinois                   successor
61820                                 is elected or
Age 48                                appointed.
------------------------------------------------------------------------------------------------------------------------------------
James A. Shirk,           Trustee     Began service      DIRECTOR and PRESIDENT - Beer Nuts, Inc.              20          None
103 North Robinson                    in 1997 and        (manufacturer of snack foods); TRUSTEE -
Bloomington, Illinois                 serves until       State Farm Mutual Fund Trust, State Farm
61701                                 success is         Associates' Funds Trust.
Age 58                                elected or
                                      appointed.
------------------------------------------------------------------------------------------------------------------------------------
Victor J. Boschini,       Trustee     Began service      PRESIDENT (since 1999) and VICE PRESIDENT             20          None
1000 Gregory St.,                     in 2000 and        (1997-1999) - Illinois State University,
Normal, Illinois 61761                serves until       ASSOCIATE PROVOST (1990-1997) - Butler
Age 45                                successor is       University; TRUSTEE - State Farm Mutual
                                      elected or         Fund Trust, State Farm Associates' Funds
                                      appointed.         Trust.
------------------------------------------------------------------------------------------------------------------------------------
David L. Vance,           Trustee     Began service      PRESIDENT (since 2000) - Caterpillar                  20          None
100 N.E. Adams St.                    in 2000 and        University; CHIEF ECONOMIST AND MANAGER
Peoria, Illinois 61629                serves until       of the Business Intelligence Group,(since 1994)
Age 50                                successor is       - Caterpillar, Inc.; TRUSTEE - State Farm
                                      elected or         Mutual Fund Trust, State Farm Associates'
                                      appointed.         Funds Trust.
------------------------------------------------------------------------------------------------------------------------------------
Donald A. Altorfer,       Trustee     Began service      CHAIRMAN (since 1998) - Altorfer, Inc. (dealer        20          None
4200 Rodger Street                    in 2000 and        in heavy machinery and equipment); PRESIDENT
Springfield, Illinois                 serves until       (1981-1998) - Capitol Machinery Company;
62703                                 successor is       TRUSTEE - State Farm Mutual Fund Trust,
Age 58                                elected or         State Farm Associates' Funds Trust.
                                      appointed.
------------------------------------------------------------------------------------------------------------------------------------

           Management Information - State Farm Variable Product Trust

II. Information about Officers and Interested Trustees of State Farm Variable Product Trust

                                                                                                     Number of
                                       Length of                                                     Portfolios       Other
   Name, Address,       Position          Time          Principal Occupation(s) During the            in Fund      Directorships
     and Age            Held with        Served                    Past 5 Years                       Complex        Held by
                          Trust         and Term                                                      Overseen       Trustee
                                        of Office                                                    by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Edward B. Rust,Jr.*,   Trustee and    Began service     CHAIRMAN OF THE BOARD, CHIEF EXECUTIVE           20         DIRECTOR
One State Farm Plaza,  President      in 1997 and       OFFICER, and DIRECTOR - State Farm Mutual                  McGraw-Hill
Bloomington,                          serves until      Automobile Insurance Company; PRESIDENT                    Corporation
Illinois61710                         successor is      and DIRECTOR - State Farm VP Management
Age 51                                elected or        Corp., State Farm Investment Management
                                      appointed.        Corp., PRESIDENT and TRUSTEE - State Farm
                                                        Mutual Fund Trust, State Farm Associates'
                                                        Funds Trust.
------------------------------------------------------------------------------------------------------------------------------------
Roger S. Joslin*,      Trustee,       Began service     VICE CHAIRMAN OF THE BOARD and                   20         DIRECTOR -
One State Farm Plaza   Senior Vice    in 1997 and       DIRECTOR (also TREASURER andCHIEF                          Archer Daniels
Bloomington,           President      serves until      FINANCIAL OFFICER - before July, 2001)                     Midland
Illinois               and            successor is      - State Farm Mutual Automobile Insurance                   Company
61710                  Treasurer      elected or        Company; SENIOR VICE PRESIDENT,
Age 65                                appointed.        TREASURER and DIRECTOR - State Farm
                                                        Investment Management Corp., State Farm VP
                                                        Management Corp., SENIOR VICE PRESIDENT,
                                                        TREASURER and TRUSTEE - State Farm
                                                        Mutual Fund Trust, State Farm Associates'
                                                        Funds Trust.
------------------------------------------------------------------------------------------------------------------------------------
Jack W. North,         Senior Vice     Began service    EXECUTIVE VICE PESIDENT - FINANCIAL              N/A         N/A
One State FarmPlaza,   President       in 2001 and      SERVICES (since 2001), SENIOR VICE
Bloomington, Illinois                  serves until     PRESIDENT (1998-2001) and REGIONAL VICE
61710                                  removed.         PRESIDENT (1994-1998) - State Farm Mutual
Age 54                                                  Automobile Insurance Company; SENIOR VICE
                                                        PRESIDENT and DIRECTOR (since 2001) -
                                                        State Farm Investment Management Corp.,
                                                        State Farm VP Management Corp.; SENIOR
                                                        VICE PRESIDENT (since 2001) - State Farm
                                                        Mutual Fund Trust, State Far Associates'
                                                        Funds Trust.

           Management Information - State Farm Variable Product Trust

                                                                                                        Number of
                                                                                                        Portfolios
                                         Length of                                                       in Fund          Other
                          Position      Time Served                                                      Complex      Directorships
   Name, Address,         Held with      and Term           Principal Occupation(s) During the           Overseen        Held by
     and Age                Trust        of Office                     Past 5 Years                     by Trustee       Trustee
------------------------------------------------------------------------------------------------------------------------------------
Kurt G. Moser,           Senior Vice    Began service     SENIOR VICE PRESIDENT - INVESTMENTS               N/A            N/A
One State Farm Plaza,    President      in 1997 and       (since 1998) and VICE PRESIDENT -
Bloomington, Illinois                   serves until      INVESTMENTS (1989-1998) - State Farm
61710                                   removed.          Mutual Automobile Insurance Company; SENIOR
Age 57                                                    VICE PRESIDENT and DIRECTOR - State Farm
                                                          Investment Management Corp.; DIRECTOR -
                                                          State Farm VP Management Corp.; SENIOR
                                                          VICE PRESIDENT - State Farm Mutual Fund
                                                          Trust, State Farm Associates' Funds Trust.
------------------------------------------------------------------------------------------------------------------------------------
Paul N. Eckley,          Senior Vice    Began service     SENIOR VICE PRESIDENT - INVESTMENTS               N/A            N/A
One State Farm Plaza,    President      in 1997 and       (since 1998) and VICE PRESIDENT - COMMON
Bloomington, Illinois                   serves until      STOCKS (1995-1998) - State Farm Mutual
61710                                   removed.          Automobile Insurance Company; SENIOR VICE
Age 47                                                    PRESIDENT - State Farm Investment
                                                          Management Corp., State Farm Mutual Fund
                                                          Trust, State Farm Associates' Funds Trust.
------------------------------------------------------------------------------------------------------------------------------------
Susan D. Waring,         Vice           Began service     SENIOR VICE PRESIDENT and CHIEF                   N/A            N/A
One State Farm Plaza,    President      in 2000 and       ADMINISTRATIVE OFFICER (since 2001) -
Bloomington, Illinois                   serves until      State Farm Life Insurance Company; VICE
61710                                   removed.          PRESIDENT (1997-2001), State Farm Mutual
Age 52                                                    Automobile Insurance Company; SENIOR VICE
                                                          PRESIDENT and DIRECTOR (since 2001) -
                                                          State Farm VP Management Corp.; VICE
                                                          PRESIDENT - State Farm Investment
                                                          Management Corp., State Farm Mutual Fund
                                                          Trust, State Farm Associates' Funds Trust.
------------------------------------------------------------------------------------------------------------------------------------
Michael L. Tipsord,      Vice           Began service     VICE PRESIDENT and TREASURER (since               N/A            N/A
One State Farm Plaza,    President      in 1997 and       7/2001), VICE PRESIDENT and ASSISTANT
Bloomington, Illinois    and            serves until      TREASURER (1/1999 to 7/2001), EXECUTIVE
61710                    Assistant      removed.          ASSISTANT (1/1998 to 1/1999), and ASSISTANT
Age 42                   Secretary-                       CONTROLLER (4/1996 to 1/1998) - State Farm
                         Treasurer                        Mutual Automobile Insurance Company; VICE
                                                          PRESIDENT and ASSISTANT SECRETARY-
                                                          TREASURER (since 7/2001) and ASSISTANT
                                                          SECRETARY-TREASURER (before 7/2001) -
                                                          State Farm Investment Management Corp.,
                                                          State Farm VP Management Corp., State Farm
                                                          Mutual Fund Trust, State Farm Associates'
                                                          Funds Trust.
------------------------------------------------------------------------------------------------------------------------------------

                                       12

           Management Information - State Farm Variable Product Trust

                                                                                                         Number of
                                        Length of                                                       Portfolios
                                          Time                                                            in Fund        Other
                        Position         Served                                                           Complex    Directorships
   Name, Address,       Held with       and Term             Principal Occupation(s) During the          Overseen       Held by
     and Age              Trust         of Office                      Past 5 Years                     by Trustee      Trustee
------------------------------------------------------------------------------------------------------------------------------------
Donald E. Heltner        Vice         Began service       VICE PRESIDENT - FIXED INCOME (since 1998)        N/A           N/A
One State Farm Plaza,    President    in 1998 and         - State Farm Mutual Automobile Insurance
Bloomington, Illinois                 serves until        Company; VICE PRESIDENT (1989-1998) -
61710                                 removed.            MEMBERS Capital Advisors (a registered
Age 54                                                    investment adviser); VICE PRESIDENT
                                                          - State Farm Mutual Fund Trust, State Farm
                                                          Associates' Funds Trust.
------------------------------------------------------------------------------------------------------------------------------------
John S. Concklin,        Vice         Began service       VICE PRESIDENT - COMMON STOCKS - State            N/A           N/A
One State Farm Plaza,    President    in 1997 and         Farm Mutual Automobile Insurance Company;
Bloomington, Illinois                 serves until        VICE PRESIDENT - State Farm Mutual Fund
61710                                 removed.            Trust, State Farm Associates' Funds Trust.
Age 55
------------------------------------------------------------------------------------------------------------------------------------
Randall H. Harbert,      Vice         Began service       VICE PRESIDENT - MUTUAL FUNDS (since              N/A           N/A
Three State Farm Plaza,  President    in 2001 and         9/2001), ADMINISTRATIVE ASSISTANT (6/2001
Bloomington, Illinois                 serves until        to 9/2001), AGENCY FIELD EXECUTIVE (6/1999
61791                                 removed.            TO 6/2001), REGIONAL ADMINISTRATIVE
Age 38                                                    ASSISTANT (6/1998 to 6/1999), AGENCY FIELD
                                                          CONSULTANT (6/1997 to 6/1998), and AGENT
                                                          (4/1992 to 6/1997) - State Farm Mutual
                                                          Automobile Insurance Company; VICE
                                                          PRESIDENT (since 2001) - State Farm
                                                          Investment Management Corp., State Farm VP
                                                          Management Corp., State Farm Mutual Fund
                                                          Trust, State Farm Associates' Funds Trust.
------------------------------------------------------------------------------------------------------------------------------------
David R. Grimes          Vice         Began service       ASSISTANT VICE PRESIDENT - State Farm             N/A           N/A
Three State Farm Plaza,  President    in 1997 and         Mutual Automobile Insurance Company; VICE
Bloomington, Illinois    and          serves until        PRESIDENT AND SECRETARY - State Farm
61791                    Secretary    removed and         Investment Management Corp., State Farm VP
Age 59                                successor is        Management Corp.; State Farm Mutual Fund
                                      appointed.          Trust, State Farm Associates' Funds Trust.
------------------------------------------------------------------------------------------------------------------------------------
Duncan Funk,             Assistant    Began service       INVESTMENT OFFICER (since 1998) and               N/A           N/A
One State Farm Plaza     Vice         in 1997 and         INVESTMENT ANALYST (1984-1998) - State
Bloomington, Illinois    President    serves until        Farm Mutual Automobile Insurance Company;
61710                                 removed.            ASSISTANT VICE PRESIDENT - State Farm
Age 40                                                    Mutual Fund Trust, State Farm Associates'
                                                          Funds Trust.
------------------------------------------------------------------------------------------------------------------------------------

*Messrs. Rust and Joslin are "interested" Trustees as defined by the Investment Company Act of 1940 because each is (i) an Officer of State Farm Variable Product Trust (the "Trust"), (ii) a Director of State Farm Investment Management Corp., the Trust's investment adviser, (iii) a Director of State Farm VP Management Corp., the Trust's distributor, (iv) an Officer of State Farm Investment Management Corp., and (v) an Officer of State Farm VP Management Corp.

The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees of the Trust, and the SAI is available without charge upon request. Call toll-free 1-888-702-2307 to request a copy of the SAI.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareowners
State Farm Variable Product Trust -
    Large Cap Equity Index Fund
    Small Cap Equity Index Fund
    International Equity Index Fund
    Stock and Bond Balanced Fund
    Bond Fund
    Money Market Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Large Cap Equity Index Fund, Small Cap Equity Index Fund, International Equity Index Fund, Stock and Bond Balanced Fund, Bond Fund and Money Market Fund (collectively, the Funds), comprising the State Farm Variable Product Trust as of December 31, 2001, the related statements of operations and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2001 by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds of the State Farm Variable Product Trust at December 31, 2001, the results of their operations and changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Chicago, Illinois
February 1, 2002

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 2001
                                    (Audited)

                                                           Shares       Value
                                                           ------       -----
Common Stocks (96.4%)

Aerospace/Defense (0.7%)
Boeing Co.                                                 25,550    $   990,829
General Dynamics Corp.                                      6,156        490,264
Lockheed Martin Corp.                                      13,439        627,198
Northrop Grumman Corp.                                      3,369        339,629
                                                                     -----------
                                                                       2,447,920
                                                                     -----------

Agriculture, Foods, & Beverage (3.7%)
Adolph Coors Co. Class B                                    1,102         58,847
Anheuser Busch Companies Inc.                              26,977      1,219,630
Archer-Daniels-Midland Co.                                 20,175        289,511
Brown-Forman Corp. Class B                                  2,083        130,396
Campbell Soup Co.                                          12,498        373,315
Coca-Cola Enterprises Inc.                                 13,568        256,978
ConAgra Inc.                                               16,391        389,614
General Mills Inc.                                         11,114        578,039
Hershey Foods Corp.                                         4,137        280,075
HJ Heinz Co.                                               10,682        439,244
Kellogg Co.                                                12,401        373,270
Pepsico Inc.                                               53,376      2,598,877
Sara Lee Corp.                                             23,898        531,253
Supervalu Inc.                                              4,067         89,962
Sysco Corp.                                                20,334        533,157
The Coca-Cola Co.                                          75,866      3,577,082
The Pepsi Bottling Group Inc.                               8,661        203,534
WM Wrigley Jr. Co.                                          6,871        352,963
                                                                     -----------
                                                                      12,275,747
                                                                     -----------
Airlines (0.2%)
AMR Corp. (a)                                               4,713        104,487
Delta Air Lines Inc.                                        3,760        110,018
Southwest Airlines Co.                                     23,349        431,489
US Airways Group Inc. (a)                                   2,078         13,175
                                                                     -----------
                                                                         659,169
                                                                     -----------

Automotive (1.0%)
Dana Corp.                                                  4,531         62,890
Delphi Automotive Systems                                  17,092        233,477
Ford Motor Co.                                             55,246        868,467
General Motors Corp.                                       16,947        823,624
Genuine Parts Co.                                           5,284        193,923
Goodyear Tire & Rubber Co.                                  4,977        118,502
Harley Davidson Inc.                                        9,236        501,607
ITT Industries Inc.                                         2,697        136,199
Navistar International Corp. (a)                            1,812         71,574
Paccar Inc.                                                 2,341        153,617
Visteon Corp.                                               3,977         59,814
                                                                     -----------
                                                                       3,223,694
                                                                     -----------

Banks (4.5%)
AmSouth Bancorporation                                     11,118        210,130
Bank of America Corp.                                      47,999      3,021,537
Bank of New York Inc.                                      22,468        916,694
Bank One Corp.                                             35,574      1,389,165
BB&T Corp.                                                 13,822        499,112
Comerica Inc.                                               5,433        311,311
Fifth Third Bancorp                                        17,628      1,085,532
Golden West Financial Corp.                                 4,809        283,010
Huntington Bancshares Inc.                                  7,663        131,727
Northern Trust Corp.                                        6,776        408,051
PNC Bank Corp.                                              8,666        487,029
SouthTrust Corp.                                           10,455        257,925
State Street Corp.                                          9,926        518,633
SunTrust Banks Inc.                                         8,811        552,450
Synovus Financial Corp.                                     8,887        222,619
Union Planters Corp.                                        4,191        189,140
US Bancorp                                                 59,518      1,245,712
Washington Mutual Inc.                                     26,722        873,809
Wells Fargo & Co.                                          51,717      2,247,104
                                                                     -----------
                                                                      14,850,690
                                                                     -----------

Building Materials & Construction (0.3%)
Fluor Corp. (a)                                             2,444         91,406
KB Home                                                     1,535         61,554
Leggett & Platt Inc.                                        5,994        137,862
Louisiana-Pacific Corp.                                     3,187         26,898
Masco Corp.                                                14,001        343,024
McDermott International Inc.                                1,882         23,092
Pulte Corp.                                                 1,798         80,317
Stanley Works                                               2,604        121,268
Vulcan Materials Co.                                        3,090        148,135
                                                                     -----------
                                                                       1,033,556
                                                                     -----------

Chemicals (1.3%)
Air Products & Chemicals Inc.                               6,935        325,321
Ashland Inc.                                                2,106         97,044
Avery Dennison Corp.                                        3,353        189,545
Bemis Co. Inc.                                              1,611         79,229
Eastman Chemical Co.                                        2,352         91,775
EI du Pont de Nemours and Co.                              31,276      1,329,543
Engelhard Corp.                                             3,960        109,613
Great Lakes Chemical Corp.                                  1,531         37,173
Hercules Inc.                                               3,310         33,100
International Flavors & Fragrances Inc.                     2,893         85,951
Pall Corp.                                                  3,726         89,647
PPG Industries Inc.                                         5,137        265,686
Praxair Inc.                                                4,907        271,112
Rohm & Haas Co.                                             6,723        232,817
Sealed Air Corp. (a)                                        2,554        104,254
Sigma-Aldrich Corp.                                         2,238         88,200
Temple-Inland Inc.                                          1,506         85,435
The Dow Chemical Co.                                       27,515        929,457
                                                                     -----------
                                                                       4,444,902
                                                                     -----------

                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2001
                                    (Audited)

                                                         Shares         Value
                                                         ------         -----
Common Stocks (Cont.)

Commercial Service/Supply (1.4%)
Allied Waste Industries Inc. (a)                            6,009    $    84,487
Ball Corp.                                                    836         59,105
Cendant Corp. (a)                                          29,943        587,182
Centex Corp.                                                1,854        105,845
Cintas Corp. (a)                                            5,178        250,563
Convergys Corp. (a)                                         5,250        196,823
Deluxe Corp.                                                2,024         84,158
Eastman Kodak Co.                                           8,876        261,221
Equifax Inc.                                                4,420        106,743
Interpublic Group of Companies Inc.                        11,521        340,330
Moody's Corp. (a)                                           4,759        189,694
Omnicom Group Inc.                                          5,670        506,614
Pactiv Corp. (a)                                            4,860         86,265
Pitney Bowes Inc.                                           7,439        279,781
Quintinles Transnational (a)                                3,649         58,676
Robert Half International Inc. (a)                          5,351        142,872
RR Donnelley & Sons Co.                                     3,493        103,707
Snap-On Inc.                                                1,766         59,444
Staples Inc. (a)                                           14,083        263,352
Waste Management Inc.                                      19,153        611,172
WW Grainger Inc.                                            2,854        136,992
Xerox Corp.                                                21,965        228,875
                                                                     -----------
                                                                       4,743,901
                                                                     -----------

Computer Software & Services (5.6%)
Adobe Systems Inc.                                          7,236        224,678
AutoDesk Inc.                                               1,672         62,315
Automatic Data Processing Inc.                             18,811      1,107,968
BMC Software Inc. (a)                                       7,451        121,973
Computer Associates International Inc.                     17,572        606,058
Computer Sciences Corp. (a)                                 5,196        254,500
Compuware Corp. (a)                                        11,345        133,758
Comverse Technology Inc. (a)                                5,659        126,592
EMC Corp. (a)                                              67,592        908,436
Intuit Inc. (a)                                             6,470        276,657
Microsoft Corp. (a)                                       164,308     10,888,691
Oracle Corp. (a)                                          169,675      2,343,212
PeopleSoft Inc. (a)                                         9,240        371,448
Unisys Corp. (a)                                            9,735        122,077
Veritas Software Corp. (a)                                 12,230        548,149
Yahoo! Inc. (a)                                            17,378        308,286
                                                                     -----------
                                                                      18,404,798
                                                                     -----------

Computers (3.6%)
Apple Computer Inc. (a)                                    10,703        234,396
Compaq Computer Corp.                                      51,680        504,397
Dell Computer Corp. (a)                                    79,626      2,164,235
Gateway Inc. (a)                                            9,883         79,459
Hewlett-Packard Co.                                        59,186      1,215,680
International Business Machines Corp.                      52,554      6,356,932
Sun Microsystems Inc. (a)                                  98,894      1,220,352
                                                                     -----------
                                                                      11,775,451
                                                                     -----------

Consumer & Marketing (4.3%)
Alberto-Culver Co.                                          1,730         77,400
American Greetings Corp.                                    1,937         26,692
Avon Products Inc.                                          7,207        335,125
Black & Decker Corp.                                        2,434         91,835
Brunswick Corp.                                             2,677         58,252
Clorox Co.                                                  7,095        280,607
Colgate-Palmolive Co.                                      16,832        972,048
Danaher Corp.                                               4,360        262,952
Darden Restaurants Inc.                                     3,556        125,882
Ecolab Inc.                                                 3,900        156,975
Fortune Brands Inc.                                         4,533        179,461
Hasbro Inc.                                                 5,270         85,532
Kimberly Clark Corp.                                       16,021        958,056
Mattel Inc.                                                13,168        226,490
Maytag Corp.                                                2,342         72,672
McDonald's Corp.                                           39,216      1,038,048
Newell Rubbermaid Inc.                                      8,136        224,309
Philip Morris Companies Inc.                               66,101      3,030,731
Starbucks Corp. (a)                                        11,632        221,590
The Gillette Co.                                           32,196      1,075,346
The Procter & Gamble Co.                                   39,527      3,127,772
Tricon Global Restaurants (a)                               4,450        218,940
Tupperware Corp.                                            1,773         34,130
Unilever NV ADR                                            17,438      1,004,603
UST Inc.                                                    5,046        176,610
Wendy's International Inc.                                  3,190         93,052
Whirlpool Corp.                                             2,042        149,740
                                                                     -----------
                                                                      14,304,850
                                                                     -----------

Electronic/Electrical Mfg. (7.5%)
Advanced Micro Devices Inc. (a)                            10,367        164,421
Agilent Technologies Inc. (a)                              14,053        400,651
Applied Materials Inc. (a)                                 24,903        998,610
Emerson Electric Co.                                       13,056        745,498
General Electric Co.                                      302,864     12,138,789
Intel Corp.                                               204,769      6,439,985
KLA Tencor Corp. (a)                                        5,654        280,212
Linear Technology Corp.                                     9,658        377,048
LSI Logic Corp. (a)                                        11,192        176,610
Micron Technology Inc. (a)                                 18,283        566,773
National Semiconductor Corp. (a)                            5,367        165,250
PerkinElmer Inc.                                            3,758        131,605
Raytheon Co. (a)                                           11,926        387,237
Rockwell Collins                                            5,602        109,239
Rockwell International Corp.                                5,607        100,141
Texas Instruments Inc.                                     52,846      1,479,688
Thomas & Betts Corp.                                        1,774         37,520
Vitesse Semiconductor Corp. (a)                             5,812         72,418


                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2001
                                    (Audited)

                                                         Shares         Value
                                                         ------         -----
Common Stocks (Cont.)

Electronic/Electrical Mfg. (Cont.)
Waters Corp. (a)                                            3,989    $   154,574
                                                                     -----------
                                                                      24,926,269
                                                                     -----------

Financial Services (9.3%)
AMBAC Financial Group Inc.                                  3,220        186,309
American Express Co.                                       40,704      1,452,726
Bear Stearns Companies Inc.                                 2,871        168,355
Capital One Financial Corp.                                 6,555        353,642
Charles Schwab Corp.                                       41,694        645,006
Charter One Financial Inc.                                  6,857        186,168
Citigroup Inc.                                            156,958      7,923,240
Concord EFS Inc. (a)                                       15,368        503,763
Countrywide Credit Industries Inc.                          3,729        152,777
Equity Office Properties Trust                             12,640        380,211
Equity Residential Properties                               8,262        237,202
Federal Home Loan Mortgage Corp.                           21,205      1,386,807
Federal National Mortgage Association                      30,477      2,422,922
FleetBoston Financial Corp.                                31,881      1,163,657
Franklin Resources Inc.                                     7,956        280,608
H&R Block Inc.                                              5,597        250,186
Household International Inc.                               13,964        809,074
John Hancock Financial Services                             9,112        376,326
JP Morgan Chase & Co.                                      60,192      2,187,979
KeyCorp                                                    12,919        314,448
Lehman Brothers Holdings Inc.                               7,270        485,636
MBIA Inc.                                                   4,528        242,837
MBNA Corp.                                                 25,986        914,707
Mellon Financial Corp.                                     14,273        536,950
Merrill Lynch & Co. Inc.                                   25,820      1,345,738
MGIC Investment Corp.                                       3,270        201,824
Morgan Stanley Dean Witter & Co.                           33,459      1,871,697
National City Corp.                                        18,488        540,589
Paychex Inc.                                               11,419        400,122
Providian Financial Corp.                                   8,671         30,782
Regions Financial Corp.                                     6,938        208,418
Ryder System Inc.                                           1,851         41,000
Stilwell Financial Inc. (a)                                 6,752        183,789
T Rowe Price Group Inc.                                     3,766        130,793
UNUMProvident Corp.                                         7,385        195,776
USA Education Inc.                                          4,783        401,868
Wachovia Corp.                                             41,518      1,302,005
XL Capital Ltd.                                             4,047        369,734
Zions Bancorporation                                        2,799        147,171
                                                                     -----------
                                                                      30,932,842
                                                                     -----------

Forest Products (0.5%)
Boise Cascade Corp.                                         1,770         60,198
Georgia Pacific Corp.                                       7,010        193,546
International Paper Co.                                    14,704        593,306
Mead Corp.                                                  3,029         93,566
Westvaco Corp.                                              3,121         88,792
Weyerhaeuser Co.                                            6,597        356,766
Willamette Industries Inc.                                  3,352        174,706
                                                                     -----------
                                                                       1,560,880
                                                                     -----------

Health Care (13.8%)
Abbott Laboratories                                        47,363      2,640,487
Aetna Inc.                                                  4,373        144,265
Allergan Inc.                                               4,002        300,350
American Home Products Corp.                               40,247      2,469,556
Amerisourcebergen Corp.                                     3,139        199,483
Amgen Inc. (a)                                             31,896      1,800,210
Applera Corp.                                               6,466        253,920
Baush & Lomb Inc.                                           1,636         61,612
Baxter International Inc.                                  18,010        965,876
Becton Dickinson & Co.                                      7,888        261,487
Biogen Inc. (a)                                             4,512        258,763
Biomet Inc.                                                 8,226        254,183
Boston Scientific Corp. (a)                                12,305        296,797
Bristol-Myers Squibb Co.                                   59,028      3,010,428
Cardinal Health Inc.                                       13,756        889,463
Chiron Corp. (a)                                            5,771        253,001
CR Bard Inc.                                                1,559        100,556
Eli Lilly & Co.                                            34,297      2,693,686
Forest Laboratories Inc. (a)                                5,429        444,907
Genzyme Corp. (a)                                           6,473        387,474
Guidant Corp.                                               9,297        462,991
HCA-The Healthcare Co.                                     15,712        605,541
Health Management Associates Inc. (a)                       7,480        137,632
Healthsouth Corp. (a)                                      11,968        177,366
Humana Inc. (a)                                             5,147         60,683
Immunex Corp. (a)                                          16,615        460,402
IMS Health Inc.                                             9,016        175,902
Johnson & Johnson                                          93,581      5,530,637
King Pharmaceuticals Inc. (a)                               7,494        315,722
Manor Care Inc. (a)                                         3,123         74,046
McKesson HBOC Inc.                                          8,725        326,315
Medimmune Inc. (a)                                          6,530        302,666
Medtronic Inc.                                             36,934      1,891,390
Merck & Co. Inc.                                           69,397      4,080,544
Pfizer Inc.                                               191,795      7,643,031
Pharmacia Corp.                                            39,337      1,677,723
Schering Plough Corp.                                      44,666      1,599,489
St. Jude Medical Inc. (a)                                   2,656        206,238
Stryker Corp. (a)                                           5,998        350,103
Tenet Healthcare Corp.                                      9,930        583,090
UnitedHealth Group Inc.                                     9,512        673,164
Watson Pharmaceuticals Inc. (a)                             3,248        101,955
WellPoint Health Networks Inc. (a)                          1,945        227,273
Zimmer Holdings Inc. (a)                                    5,913        180,583
                                                                     -----------
                                                                      45,530,990
                                                                     -----------
Insurance (3.8%)
AFLAC Inc.                                                 15,930        391,241

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2001
                                    (Audited)

                                                         Shares         Value
                                                         ------         -----
Common Stocks (Cont.)

Insurance (Cont.)
American International Group Inc.                          79,701    $ 6,328,259
Aon Corp.                                                   8,213        291,726
Chubb Corp.                                                 5,180        357,420
Cigna Corp.                                                 4,412        408,772
Cincinnati Financial Corp.                                  4,928        188,003
Conseco Inc.                                               10,517         46,906
Jefferson-Pilot Corp.                                       4,590        212,379
Lincoln National Corp.                                      5,780        280,735
Loews Corp.                                                 5,842        323,530
Marsh & McLennan Companies Inc.                             8,379        900,324
MetLife Inc.                                               22,111        700,476
Progressive Corp.                                           2,236        333,835
Safeco Corp.                                                3,898        121,423
St. Paul Companies Inc.                                     6,328        278,242
The Allstate Corp.                                         21,753        733,076
The Hartford Financial Services Group Inc.                  7,480        469,968
Torchmark Corp.                                             3,788        148,982
                                                                     -----------
                                                                      12,515,297
                                                                     -----------

Lodging & Gaming (0.4%)
Carnival Corp.                                             17,883        502,154
Harrahs Entertainment Inc. (a)                              3,423        126,685
Hilton Hotels Corp.                                        11,267        123,036
Marriott International Class A                              7,352        298,859
Starwood Hotels Resorts                                     6,033        180,085
TMP Worldwide Inc. (a)                                      3,373        144,702
                                                                     -----------
                                                                       1,375,521
                                                                     -----------

Machinery & Manufacturing (3.0%)
BF Goodrich Co.                                             3,110         82,788
Caterpillar Inc.                                           10,473        547,214
Cooper Industries Inc.                                      2,858         99,801
Crane Co.                                                   1,820         46,665
Cummins Engine Co. Inc.                                     1,260         48,560
Deere & Co.                                                 7,164        312,780
Dover Corp.                                                 6,175        228,907
Eaton Corp.                                                 2,114        157,303
Honeywell International Inc.                               24,809        839,041
Illinois Tool Works Inc.                                    9,295        629,458
Ingersoll Rand Co.                                          5,125        214,276
Johnson Controls Inc.                                       2,663        215,037
Millipore Corp.                                             1,457         88,440
Minnesota Mining & Manufacturing Co.                       11,962      1,414,028
Parker Hannifin Corp.                                       3,578        164,266
Textron Inc.                                                4,309        178,651
Thermo Electron Corp. (a)                                   5,424        129,417
TRW Inc.                                                    3,853        142,715
Tyco International Ltd.                                    60,866      3,585,008
United Technologies Corp.                                  14,294        923,821
                                                                     -----------
                                                                      10,048,176
                                                                     -----------
Media & Broadcasting (3.6%)
AOL Time Warner Inc. (a)                                  135,047      4,335,009
Clear Channel Communications (a)                           18,233        928,242
Comcast Corp. Class A                                      28,828      1,037,808
Dow Jones & Co. Inc.                                        2,591        141,805
Gannett Co. Inc.                                            8,080        543,218
Knight-Ridder Inc.                                          2,565        166,546
McGraw Hill Companies Inc.                                  5,897        359,599
Meredith Corp.                                              1,505         53,653
New York Times Co.                                          4,625        200,031
The Walt Disney Co.                                        62,194      1,288,660
Tribune Co.                                                 9,088        340,164
Univision Communications Inc. (a)                           6,409        259,308
Viacom Inc. Class B (a)                                    54,101      2,388,559
                                                                     -----------
                                                                      12,042,602
                                                                     -----------

Mining & Metals (0.7%)
Alcan Aluminium Ltd. ADR                                    9,789        351,719
ALCOA Inc.                                                 25,910        921,101
Allegheny Technologies Inc.                                 2,449         41,021
Barrick Gold Corp. ADR                                     16,352        260,814
Freeport-McMoRan Copper & Gold Inc. (a)                     4,392         58,809
INCO Ltd. ADR (a)                                           5,549         94,000
Newmont Mining Corp.                                        5,981        114,297
Nucor Corp.                                                 2,373        125,674
Phelps Dodge Corp. (a)                                      2,400         77,760
Placer Dome Inc. ADR                                       10,017        109,285
USX-US Steel Group                                          2,721         49,277
Worthington Industries Inc.                                 2,605         36,991
                                                                     -----------
                                                                       2,240,748
                                                                     -----------

Oil & Gas (6.5%)
Amerada Hess Corp.                                          2,706        169,125
Anadarko Petroleum Corp.                                    7,589        431,435
Apache Corp.                                                4,182        208,608
Baker Hughes Inc.                                          10,247        373,708
Burlington Resources Inc.                                   6,125        229,932
Calpine Corp. (a)                                           9,315        156,399
ChevronTexaco Corp.                                        32,546      2,916,447
Conoco Inc.                                                19,082        540,021
Devon Energy Corp.                                          3,844        148,571
Dynegy Inc. (a)                                            10,706        273,003
El Paso Corp.                                              15,569        694,533
EOG Resources Inc.                                          3,523        137,785
Exxon Mobil Corp.                                         208,690      8,201,517
Kerr-McGee Corp.                                            3,056        167,469
Kinder Morgan Inc.                                          3,406        189,680
Nicor Inc.                                                  1,366         56,880
Noble Drilling Corp. (a)                                    4,035        137,351
Occidental Petroleum Corp.                                 11,398        302,389
Phillips Petroleum Co.                                     11,632        700,944
Rowan Companies Inc. (a)                                    2,860         55,398


                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2001
                                    (Audited)

                                                          Shares        Value
                                                          ------        ------
Common Stocks (Cont.)

Oil & Gas (Cont.)
Royal Dutch Petroleum Co. ADR                              64,799    $ 3,176,447
Schlumberger Ltd. ADR                                      17,564        965,142
Sunoco Inc.                                                 2,398         89,541
Transocean Sedco Forex Inc. ADR (a)                         9,725        328,900
Unocal Corp.                                                7,444        268,505
USX-Marathon Group                                          9,439        283,170
Williams Companies Inc.                                    15,723        401,251
                                                                     -----------
                                                                      21,604,151
                                                                     -----------

Retailers (6.8%)
Albertsons Inc.                                            12,389        390,130
AutoZone Inc. (a)                                           3,289        236,150
Bed Bath & Beyond Inc. (a)                                  8,848        299,947
Best Buy Inc. (a)                                           6,433        479,130
Big Lots Inc.                                               3,473         36,119
Circuit City Stores Inc.                                    6,355        164,912
Costco Wholesale (a)                                       13,796        612,267
CVS Corp.                                                  11,922        352,891
Dillard's Inc.                                              2,554         40,864
Dollar General Corp.                                       10,086        150,282
Family Dollar Stores                                        5,259        157,665
Federated Department Stores Inc. (a)                        5,878        240,410
GAP Inc.                                                   26,311        366,775
Home Depot Inc.                                            71,490      3,646,705
JC Penney Inc.                                              8,048        216,491
K-Mart Corp. (a)                                           15,206         83,025
Kohls Corp. (a)                                            10,219        719,826
Kroger Co. (a)                                             24,507        511,461
Limited Inc.                                               13,076        192,479
Lowe's Companies Inc.                                      23,623      1,096,343
May Department Stores Co.                                   9,128        337,554
Nordstrom Inc.                                              4,101         82,963
Office Depot Inc. (a)                                       9,365        173,627
Radioshack Corp.                                            5,468        164,587
Safeway Inc. (a)                                           15,312        639,276
Sears Roebuck & Co.                                         9,842        468,873
Sherwin Williams Co.                                        4,712        129,580
Target Corp.                                               27,542      1,130,599
Tiffany & Co. (a)                                           4,456        140,230
TJX Companies Inc.                                          8,321        331,675
Toys "R" Us Inc. (a)                                        6,057        125,622
Wal-Mart Stores Inc.                                      135,976      7,825,419
Walgreen Co.                                               31,120      1,047,499
Winn Dixie Stores Inc.                                      4,288         61,104
                                                                     -----------
                                                                      22,652,480
                                                                     -----------

Technology (2.8%)
Altera Corp. (a)                                           11,751        249,356
American Power Conversion Corp. (a)                         5,965         86,254
Analog Devices Inc. (a)                                    11,037        489,932
Applied Micro Circuits Corp. (a)                            9,101        103,023
Avaya Inc. (a)                                              8,752        106,337
Broadcom Corp. (a)                                          8,003        327,963
Citrix Systems Inc. (a)                                     5,727        129,774
Electronic Data Systems Corp.                              14,462        991,370
First Data Corp.                                           11,639        913,080
Fiserv Inc. (a)                                             5,710        241,647
International Game Technology (a)                           2,676        182,771
Jabil Circuit Inc. (a)                                      6,014        136,638
Lexmark International Group Inc. (a)                        3,966        233,994
Maxim Integrated Products Inc. (a)                          9,853        517,381
Mercury Interactive Corp. (a)                               2,524         85,766
Molex Inc.                                                  5,970        184,772
NCR Corp. (a)                                               2,964        109,253
Network Appliance Inc. (a)                                 10,102        220,931
Novell Inc. (a)                                            11,049         50,715
Novellus Systems Inc. (a)                                   4,372        172,475
NVIDIA Corp. (a)                                            4,411        295,096
Palm Inc. (a)                                              17,329         67,237
Parametric Technology Corp. (a)                             8,010         62,558
PMC Sierra Inc. (a)                                         5,036        107,065
Power-One Inc. (a)                                          2,406         25,046
Q Logic Corp. (a)                                           2,827        125,830
QUALCOMM Inc. (a)                                          23,321      1,177,710
Sabre Holdings Corp. (a)                                    4,072        172,449
Sanmina Corp. (a)                                          15,892        316,251
Sapient Corp. (a)                                           3,854         29,753
Siebel Systems Inc. (a)                                    14,106        394,686
Solectron Corp. (a)                                        25,035        282,395
Symbol Technologies Inc. (a)                                6,968        110,652
Tektronix Inc.                                              2,807         72,364
Teradyne Inc. (a)                                           5,517        166,282
Xilinx Inc. (a)                                            10,190        397,920
                                                                     -----------
                                                                       9,336,726
                                                                     -----------
Telecom & Telecom Equipment (7.7%)
ADC Telecommunications Inc. (a)                            24,086        110,796
Alltel Corp.                                                9,470        584,583
Andrew Corp. (a)                                            2,483         54,353
AT&T Corp.                                                107,938      1,957,995
AT&T Wireless Services Inc. (a)                            77,196      1,109,307
BellSouth Corp.                                            57,262      2,184,545
CenturyTel Inc.                                             4,305        141,204
Ciena Corp. (a)                                             9,982        142,842
Cisco Systems Inc. (a)                                    223,773      4,052,529
Citizens Communications Co. (a)                             8,545         91,090
Conexant Stytems Inc. (a)                                   7,774        111,635
Corning Inc.                                               28,853        257,369
JDS Uniphase Corp. (a)                                     40,505        353,609
Lucent Technologies Inc.                                  104,159        655,160
Motorola Inc.                                              67,903      1,019,903
Nextel Communications Inc. (a)                             24,355        266,931
Nortel Networks Corp. ADR                                  97,650        732,375


                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 2001
                                    (Audited)

                                                        Shares          Value
                                                        ------          -----
Common Stocks (Cont.)

Telecom & Telecom Equipment (Cont.)
Qwest Communications
   International Inc.                                      50,794     $ 717,719
SBC Communications Inc.                                   102,554     4,017,040
Scientific-Atlanta Inc.                                     4,768       114,146
Sprint FON Group                                           27,064       543,445
Sprint PCS Group (a)                                       30,071       734,033
Tellabs Inc. (a)                                           12,508       187,995
Verizon Communications                                     82,812     3,930,258
WorldCom Inc. (a)                                          89,980     1,266,918
                                                                     ----------
                                                                     25,337,780
                                                                     ----------

Textiles & Clothing (0.3%)
Jones Apparel (a)                                           3,827       126,941
Liz Claiborne Inc.                                          1,605        79,849
Nike Inc.                                                   8,195       460,887
Reebok International Ltd. (a)                               1,797        47,620
VF Corp.                                                    3,385       132,049
                                                                        -------
                                                                        847,346
                                                                        -------

Transportation (0.5%)
Burlington Northern Santa Fe Corp.                         11,797       336,568
Cooper Tire & Rubber Co.                                    2,214        35,335
CSX Corp.                                                   6,503       227,930
FedEx Corp. (a)                                             9,095       471,849
Norfolk Southern Corp.                                     11,762       215,598
Union Pacific Corp.                                         7,578       431,946
                                                                      ---------
                                                                      1,719,226
                                                                      ---------

Utilities & Energy (2.6%)
Allegheny Energy Inc. (a)                                   3,815       138,179
Ameren Corp.                                                4,199       177,618
American Electric Power Co. Inc.                            9,831       427,943
Cinergy Corp.                                               4,854       162,269
CMS Energy Corp.                                            4,057        97,490
Consolidated Edison Inc.                                    6,475       261,331
Constellation Energy Group Inc.                             4,994       132,591
Dominion Resources Inc.                                     8,024       482,242
DTE Energy Co.                                              4,962       208,106
Duke Energy Corp.                                          23,679       929,638
Edison International                                        9,940       150,094
Entergy Corp.                                               6,743       263,719
Exelon Corp.                                                9,790       468,745
FirstEnergy Corp.                                           9,079       317,583
FPL Group Inc.                                              5,365       302,586
Haliburton Co.                                             13,099       171,597
KeySpan Corp. (a)                                           4,243       147,020
Mirant Corp. (a)                                           12,222       195,797
Nabors Industries Inc. (a)                                  4,298       147,550
Niagara Mohawk Holdings Inc. (a)                            4,889        86,682
NiSource Inc. (a)                                           6,309       145,486
Peoples Energy Corp.                                        1,080        40,964
PG&E Corp.                                                 11,814       227,301

                                                        Shares          Value
                                                        ------          -----

Common Stocks (Cont.)

Utilities & Energy (Cont.)
Pinnacle West Capital Corp.                                 2,582     $ 108,057
PPL Corp.                                                   4,468       155,710
Progress Energy Inc.                                        6,673       300,485
Public Service Enterprise Group Inc.                        6,330       267,063
Reliant Energy Inc.                                         9,096       241,226
Sempra Energy                                               6,321       155,181
TECO Energy Inc.                                            4,257       111,704
The AES Corp. (a)                                          16,262       265,884
The Southern Co.                                           21,207       537,597
TXU Corp.                                                   8,088       381,349
Xcel Energy Inc.                                           10,541       292,407
                                                                      ---------
                                                                      8,499,194
                                                                      ---------

Total Common Stocks
(cost $364,713,965)                                                 319,334,906
                                                                    -----------

                                                       Shares or
                                                       principal
                                                        amount          Value
                                                       ---------        -----

Short-term Investments (3.5%)
U.S. Treasury Bills, 1.870%,
   February, 2002 (b)                                 $ 7,310,000   $ 7,298,012
U.S. Treasury Bills, 1.710%,
   March, 2002 (b)                                      4,373,000     4,359,863
                                                                   ------------

Total Short-term Investments
(cost $11,655,497)                                                   11,657,875
                                                                     ----------

TOTAL INVESTMENTS (99.9%)
(cost $376,369,462)                                                 330,992,781

OTHER ASSETS, NET OF LIABILITIES (0.1%)                                 314,641
                                                                  -------------
NET ASSETS (100.0%)                                               $ 331,307,422
                                                                  =============

(a)  Non-income producing security.

(b) At December 31, 2001, these securities have been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

At December 31, 2001, net unrealized depreciation of $45,906,328 consisted of gross unrealized appreciation of $24,801,975 and gross unrealized depreciation of $70,708,303 based on cost of $376,899,110 for federal income tax purposes.

ADR - American Depository Receipts

                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

                            PORTFOLIO OF INVESTMENTS
                                December 31, 2001
                                   (Audited)

                                                            Shares     Value
                                                            ------     -----
Common Stocks (97.1%)
Automotive & Transportaion (4.0%)
AAR Corp.                                                   4,457   $   40,158
Airborne Freight Corp.                                      9,587      142,175
Airtran Holdings Inc. (a)                                  10,394       68,600
Alaska Air Group Inc. (a)                                   5,203      151,407
Alexander & Baldwin Inc.                                    7,458      199,129
America West Holdings Corp. (a)                             6,097       21,340
American Axle & Manufacturing
   Holdings Inc. (a)                                        2,497       53,386
Amtran Inc. (a)                                               600        8,970
AO Smith Corp.                                              3,070       59,865
Arctic Cat Inc.                                             3,670       62,390
Arkansas Best Corp. (a)                                     3,030       87,325
ArvinMeritor Inc.                                          12,746      250,331
Atlantic Coast Airlines Holdings Inc. (a)                   7,574      176,398
Atlas Air Inc. (a)                                          3,140       46,001
Aviall Inc. (a)                                             3,170       23,934
Bandag Inc.                                                 2,451       85,197
Borg Warner Inc.                                            5,250      274,312
Coachmen Industries Inc.                                    2,595       31,140
Collins & Aikman Corp. (a)                                 15,333      118,064
Consolidated Freightways Corp. (a)                          3,040       15,474
Cooper Tire & Rubber Co.                                   12,010      191,680
Covenant Transport Inc. (a)                                   970       15,481
Dura Automotive Systems Corp. (a)                           2,992       32,912
EGL Inc. (a)                                                6,736       93,967
Exide Technologies                                          2,954        3,633
Federal-Mogul Corp.                                        10,100        7,979
Fleetwood Enterprises Inc.                                  7,255       82,199
Florida East Coast Industries Inc.                          3,900       90,285
Forward Air Corp. (a)                                       2,663       90,329
Frontier Airlines Inc. (a)                                  5,502       93,534
Gulfmark Offshore Inc. (a)                                    730       20,666
Heartland Express Inc. (a)                                  2,623       72,841
IMPCO Technologies Inc. (a)                                 1,500       19,035
JB Hunt Transport Services Inc.                             3,024       70,157
Kansas City Southern Industries Inc.                       10,300      145,539
Kirby Corp. (a)                                             3,707      102,128
Knight Transportation Inc. (a)                              3,107       58,340
Landstar Systems Inc. (a)                                   1,359       98,541
Lynch Interactive Corp. (a)                                   400       27,600
Mesa Air Group Inc. (a)                                     5,293       39,803
Mesaba Holdings Inc. (a)                                    2,318       16,504
Midwest Express Holdings Inc. (a)                           2,631       38,413
Modine Manufacturing Co.                                    5,426      126,589
Monaco Coach Corp. (a)                                      4,032       88,180
Offshore Logistics Inc. (a)                                 3,423       60,792
Oshkosh Truck Corp.                                         3,202      156,097
Overseas Shipholding Group Inc.                             4,955      111,488
Pittston Brink's Group                                      9,738      215,210
Polaris Industries Inc.                                     4,691      270,905
Railamerica Inc. (a)                                        3,740       54,043
Roadway Corp.                                               2,251       82,612
Ryder System Inc.                                           9,910      219,506

                                                            Shares     Value
                                                            ------     -----
Common Stocks (Cont.)

Automotive & Transportation (Cont.)
Sauer Danfoss Inc.                                          2,992   $   23,936
Skyline Corp.                                               1,190       38,378
Sports Resorts International Inc. (a)                       4,460       34,387
Standard Motor Products Inc.                                1,710       23,769
Stoneridge Inc. (a)                                         2,707       24,634
Superior Industries International Inc.                      3,946      158,826
Swift Transportation Inc. (a)                              10,797      232,243
TBC Corp. (a)                                               3,020       40,438
Thor Industries Inc.                                        1,340       49,647
Tower Automotive Inc. (a)                                   7,222       65,215
Trinity Industries Inc.                                     7,358      199,917
US Freightways Corp.                                        4,971      156,089
Wabash National Corp.                                       4,223       32,939
Wabtec Corp.                                                5,489       67,515
Werner Enterprises Inc.                                     5,596      135,983
Winnebago Industries Inc.                                   2,549       94,160
Yellow Corp. (a)                                            4,534      113,803
                                                                    ----------
                                                                     6,204,463
                                                                    ----------
Consumer Discretionary (17.5%)
1-800 Contacts Inc. (a)                                     1,130       14,057
1-800-Flowers.com Inc. (a)                                  1,660       25,896
3DO Co. (a)                                                 6,010       12,501
4 Kids Entertainment Inc. (a)                               1,550       31,047
99 Cents Only Stores (a)                                    5,105      194,500
Aaron Rents Inc.                                            2,830       46,129
ABM Industries Inc.                                         3,663      114,835
Acclaim Entertainment Inc. (a)                              7,930       42,029
Action Performance Companies Inc. (a)                       2,710       82,953
Activision Inc. (a)                                         6,210      161,522
ACTV Inc. (a)                                               7,649       14,304
Acuity Brands Inc. (a)                                      8,100       98,010
Administaff Inc. (a)                                        4,456      122,139
Advanced Marketing Services Inc. (a)                        2,400       43,800
ADVO Inc. (a)                                               3,862      166,066
AFC Enterprises Inc. (a)                                    1,390       39,462
Alliance Gaming Corp. (a)                                   2,580       75,826
Ambassadors International Inc. (a)                          1,070       22,459
AMC Entertainment Inc. (a)                                  3,290       39,480
Amerco Inc. (a)                                             1,968       37,038
America Online Latin America (a)                            4,600       20,930
American Greetings Corp.                                   12,300      169,494
American Woodwork Corp. (a)                                   890       47,838
Ann Taylor Stores Corp. (a)                                 4,939      172,865
APAC Customer Services Inc. (a)                             4,300       11,180
Applebee's International Inc.                               6,283      214,879
Applica Inc. (a)                                            3,427       30,877
Argosy Gaming Co. (a)                                       4,420      143,738
Atrix Laboratories Inc. (a)                                 4,030       83,058
Aztar Corp. (a)                                             6,898      126,233
Bally Total Fitness Holding Corp. (a)                       4,867      104,933
Banta Corp.                                                 5,109      150,818


                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

                               December 31, 2001
                                   (Audited)

                                                          Shares       Value
                                                          ------       -----
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Bassett Furniture Industries Inc.                          1,650      $ 23,117
Beasley Broadcast Group Inc. (a)                           1,800        23,418
BEBE Stores Inc. (a)                                         590        11,009
Blyth Inc. (a)                                             6,400       148,800
Bob Evans Farms Inc.                                       6,335       155,651
Boca Resorts Inc. (a)                                      5,050        66,155
Boron Lepore & Associates Inc. (a)                         1,300        17,927
Bowne & Co. Inc.                                           5,611        71,821
Boyd Gaming Corp. (a)                                      4,906        31,889
Bright Horizons Family Solutions Inc. (a)                  2,290        64,097
Brightpoint Inc. (a)                                      10,375        32,578
Brown Shoe Co. Inc.                                        3,162        51,351
BUCA Inc. (a)                                              2,070        33,555
Buckle Inc. (a)                                            1,321        29,458
Burlington Coat Factory
   Warehouse Corp.                                         3,010        50,568
Bush Industries Inc.                                       1,479        16,062
California Pizza Kitchen Inc. (a)                          3,330        82,417
Carecentric Inc. (a)                                          58            35
Career Education Corp. (a)                                 7,716       264,504
Casella Waste Systems Inc. (a)                             3,600        53,316
Cato Corp.                                                 2,430        45,927
CBRL Group Inc.                                           10,336       304,292
CDI Corp. (a)                                              1,893        35,967
CEC Entertainment Inc. (a)                                 5,279       229,056
Central Parking Corp.                                      3,391        66,599
Century Business Services Inc. (a)                        14,539        33,440
Championship Auto Racing
   Teams Inc. (a)                                          2,911        46,838
Charlotte Russe Holding Inc. (a)                           3,670        68,299
Charming Shoppes Inc. (a)                                 17,023        90,392
Cheesecake Factory Inc. (a)                                7,284       253,265
Chemed Corp.                                               1,813        61,461
Chico's FAS Inc. (a)                                       4,351       172,735
Children's Place Retail Stores Inc. (a)                    2,325        63,124
Choice Hotels International Inc. (a)                       7,172       158,860
Christopher & Banks Corp. (a)                              4,095       140,254
Churchill Downs Inc.                                       1,791        66,213
Circuit City Stores Inc. (a)                               7,040       160,090
Claire's Stores Inc.                                       7,790       117,629
Coinstar Inc. (a)                                          4,305       107,625
Coldwater Creek Inc. (a)                                     560        11,861
Cole National Corp. (a)                                    1,170        19,364
Concord Camera Corp. (a)                                   4,250        33,660
Consolidated Graphics Inc. (a)                             1,710        32,918
Copart Inc. (a)                                            6,714       244,188
Corinthian Colleges Inc. (a)                               1,470        60,108
Corporate Executive Board Co. (a)                          6,894       253,010
Cost Plus Inc. (a)                                         3,685        97,652
CoStar Group Inc. (a)                                      2,293        55,055
CPI Corp.                                                  1,100        18,260
Crown Media Holdings Inc. (a)                              2,900        32,741
CSK Auto Corp. (a)                                         4,015        39,949


                                                          Shares       Value
                                                          ------       -----
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
CSS Industries Inc. (a)                                    1,011      $ 31,250
Cumulus Media Inc. (a)                                     6,247       101,076
Daisytek International Corp. (a)                           3,440        45,305
Deb Shops Inc.                                               560        13,580
dELiIA*s Corp. (a)                                         4,890        30,318
Dendrite International Inc. (a)                            5,286        74,163
Diamond Cluster International Inc. (a)                     5,079        66,535
Digital Generation Systems Inc. (a)                        6,620         7,348
DigitalThink Inc. (a)                                      3,730        40,284
Dillard's Inc.                                            12,490       199,840
Direct Focus Inc. (a)                                      5,727       178,682
Dollar Thrifty Automotive Group Inc. (a)                   4,029        62,449
Dover Downs Entertainment Inc.                             2,706        41,402
Dress Barn Inc. (a)                                        2,695        67,402
Edison Schools Inc. (a)                                    5,070        99,625
Education Management Corp. (a)                             3,983       144,384
Electronics Boutique Holdings Corp. (a)                    1,906        76,126
Elizabeth Arden (a)                                        1,770        27,028
Encompass Services (a)                                    11,508        33,373
Engage Technologies Inc. (a)                               1,970           867
Factory 2-U Stores Inc. (a)                                2,286        45,811
Fedders Corp.                                              3,578        10,877
Finish Line Inc. Class A (a)                               3,080        47,093
First Consulting Group Inc. (a)                            3,637        56,373
Fisher Scientific International Inc. (a)                  10,426       304,439
Footstar Inc. (a)                                          3,848       120,442
Fossil Inc. (a)                                            2,458        51,618
Fred's Inc.                                                2,237        91,628
FreeMarkets Inc. (a)                                       6,220       149,093
Friedmans Inc.                                             2,300        19,366
Frontline Capital Group (a)                                3,230           355
FTD.COM INC. (a)                                           1,610        11,270
FTI Consulting Inc. (a)                                    1,680        55,104
Furniture Brands International Inc. (a)                    9,672       309,697
FYI Inc. (a)                                               2,436        81,606
G&K Services Inc.                                          3,609       116,571
Garan Inc.                                                   500        21,250
Gaylord Entertainment Co. Class A                          3,741        92,029
Genesco Inc. (a)                                           4,025        83,559
Genesis Intermedia Inc. (a)                                2,110        12,449
Getty Images Inc. (a)                                      6,890       158,332
Global Imaging Systems Inc. (a)                            1,090        16,274
Global Sports Inc. (a)                                     2,200        43,890
Gray Communications Systems Inc.                           1,800        24,984
Great Atlantic & Pacific Tea Co. Inc.                      4,100        97,498
Green Mountain Coffee Inc. (a)                               790        21,638
Grey Global Group Inc.                                       158       105,346
Group 1 Automotive Inc. (a)                                3,122        89,008
Gtech Holdings Corp. (a)                                   5,612       254,167
Guess ? Inc. (a)                                           2,082        15,615
Guitar Center Inc. (a)                                     3,605        49,172
Gymboree Corp. (a)                                         5,100        60,843
Hancock Fabrics Inc.                                       2,400        31,560

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2001
                                    (Audited)

                                                           Shares       Value
                                                           ------       -----
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Handleman Co. (a)                                           4,926      $ 73,151
Harman International Industries Inc.                        7,398       333,650
Haverty Furniture Companies Inc.                            2,896        47,929
Heidrick & Struggles
   International Inc. (a)                                   3,960        71,874
Herbalife International Inc.                                3,669        52,173
Hibbett Sporting Goods Inc. (a)                               560        16,968
Hollywood Casino Corp. (a)                                  1,650        17,325
Hollywood Entertainment Corp. (a)                           7,963       113,791
Hot Topic Inc. (a)                                          3,250       102,017
HotJobs.com Ltd. (a)                                        4,720        49,041
IHOP Corp. (a)                                              3,386        99,210
IKON Office Solutions Inc.                                 26,810       313,409
Infogrames Inc. (a)                                         2,600        18,434
Information Holdings Inc. (a)                               3,644       103,162
Infospace Inc. (a)                                         44,710        91,655
Infousa Inc. (a)                                            4,772        33,118
Insight Enterprises Inc. (a)                                7,416       182,434
Insurance Auto Auctions Inc. (a)                            2,150        31,197
Interlogix Inc. (a)                                         3,471       134,224
Internap Network Services Corp. (a)                        23,370        27,109
Internet Cap Group Inc. (a)                                   790           956
InterTAN Inc. (a)                                           5,126        64,383
Isle of Capri Casinos Inc. (a)                              4,550        60,879
ITT Educational Services Inc. (a)                           4,487       165,436
J Jill Group Inc. (a)                                       1,780        38,323
Jack in the Box (a)                                         6,971       191,981
Jakks Pacific Inc. (a)                                      3,677        69,679
John Wiley & Sons Inc.                                      8,200       188,846
Journal Register Co. (a)                                    5,800       122,032
K-Swiss Inc. (a)                                            1,450        48,213
K2 Inc.                                                       640         4,614
Kellwood Co.                                                4,603       110,518
Kelly Services Inc. Class A                                 3,341        73,134
Kenneth Cole Productions Inc. (a)                           1,296        22,939
Key3Media Group (a)                                         4,535        24,172
kforce.com Inc. (a)                                         4,217        26,525
Korn Ferry International (a)                                7,269        77,415
La-Z-Boy Inc.                                               9,792       213,661
Labor Ready Inc. (a)                                        7,185        36,715
Landry's Seafood Restaurants Inc.                           3,860        71,989
Lands' End Inc. (a)                                         2,309       115,819
Lawson Products Inc.                                          834        21,684
Learning Tree International (a)                             2,823        78,762
Lee Enterprises Inc. Class B                                8,417       306,126
Libbey Inc.                                                 2,993        97,721
Liberty Digital Inc. (a)                                    3,960        13,702
Liberty Livewire Corp. Class A (a)                          1,000         6,947
Lightbridge Inc. (a)                                        4,815        58,502
Linens `n Things Inc. (a)                                   7,010       178,755
Lithia Motors Inc. (a)                                        850        17,595
LodgeNet Entertainment Corp. (a)                            2,200        37,598
Lone Star Steakhouse & Saloon Inc.                          4,280        63,472
Luby's Inc.                                                 5,028        28,710
Magna Entertainment Class A (a)                             4,110        28,770
Mail-Well Inc. (a)                                          7,564        31,012
Martha Stewart Living
   Omnimedia Inc. (a)                                       1,900        31,255
Matthews International Corp.                                4,834       118,820
Maximus Inc. (a)                                            2,475       104,098
Media General Inc.                                          2,700       134,541
MemberWorks Inc. (a)                                        1,711        23,971
Metro One Telecommunications Inc. (a)                       3,355       101,489
Metromedia International Group Inc. (a)                     9,265         7,505
Michaels Stores Inc. (a)                                   12,186       401,529
Midas Group Inc.                                            2,658        30,567
Midway Games Inc. (a)                                       4,867        73,054
Modis Professional Services Inc. (a)                       16,350       116,739
Movado Group Inc.                                           1,070        20,544
Movie Gallery Inc. (a)                                      1,150        28,014
MSC Industrial Direct Co. Inc. (a)                          6,770       133,707
MTR Gaming Group Inc. (a)                                   2,920        46,720
National Presto Industries Inc.                               770        21,368
Nautica Enterprises Inc. (a)                                4,541        58,079
Navigant Consulting Inc. (a)                                7,103        39,067
Navigant International Inc. (a)                             1,950        22,328
NetRatings Inc. (a)                                         1,800        28,224
New Horizons Worldwide Inc. (a)                               860         9,890
Nu Skin Enterprises Inc. (a)                                7,500        65,625
O'Charley's Inc. (a)                                        2,996        55,456
OfficeMax Inc. (a)                                         19,728        88,776
On Assignment Inc. (a)                                      3,946        90,640
On Command Corp. (a)                                        3,057         9,324
Oneida Ltd.                                                 2,588        33,515
Oshkosh B'Gosh Inc.                                         1,918        80,441
Overture Services Inc. (a)                                  3,710       131,445
Oxford Industries Inc.                                      1,400        33,040
Pacific Sunwear of California Inc. (a)                      5,319       108,614
Panera Bread Co. (a)                                        1,770        92,111
Papa Johns International Inc. (a)                           3,165        86,974
Parkervision Inc. (a)                                       1,384        29,064
Paxson Communications Corp. (a)                             5,702        59,586
PC Connection Inc. (a)                                      1,982        29,393
PDI Inc. (a)                                                1,387        30,958
Pegasus Communications Corp. (a)                            7,750        80,677
Pegasus Solutions Inc. (a)                                  4,404        62,537
Penn National Gaming Inc. (a)                               1,500        45,510
Pennzoil-Quaker State Co.                                  15,686       226,663
Penton Media Inc.                                           3,977        24,896
PETsMART Inc. (a)                                          18,473       181,774
PF Chang's China Bistro Inc. (a)                            1,657        78,376
Phillips-Van Heusen Corp.                                   4,690        51,121
Pier 1 Imports Inc.                                        17,486       303,207
Pinnacle Systems Inc. (a)                                   9,130        72,492
Plato Learning Inc. (a)                                     2,280        37,871
Playboy Enterprises Inc. Class B (a)                        3,449        58,254

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

                                December 31, 2001
                                   (Audited)

                                                            Shares      Value
                                                            ------      -----
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Playtex Products Inc. (a)                                   5,448     $ 53,118
Pre-Paid Legal Services Inc. (a)                            3,085       67,561
Priceline.com Inc. (a)                                     17,160       99,871
Pricesmart Inc. (a)                                           500       17,500
Prime Hospitality Corp. (a)                                 7,794       86,124
Private Media Group Inc. (a)                                2,200       21,560
ProBusiness Services Inc. (a)                               3,636       68,357
Proquest Co. (a)                                            2,710       91,896
Pulitzer Inc.                                               1,858       94,758
QRS Corp. (a)                                               2,494       35,165
Quiksilver Inc. (a)                                         4,187       72,016
Rare Hospitality International Inc. (a)                     3,662       82,541
Recoton Corp. (a)                                           1,530       20,808
Regent Comunications Inc. (a)                               3,240       21,870
Regis Corp.                                                 6,228      160,558
Renaissance Learning Inc. (a)                               1,638       49,910
Rent-A-Center Inc. (a)                                      1,669       56,028
Rent-Way Inc. (a)                                           4,218       25,266
Resortquest International Inc. (a)                          2,640       12,566
Resources Connection Inc. (a)                               1,140       30,016
Revlon Inc. (a)                                             1,800       11,988
RH Donnelley Corp. (a)                                      5,572      161,867
Right Management Consultants Inc. (a)                       1,470       25,431
Rollins Inc.                                                2,902       58,040
Ruby Tuesday Inc.                                          11,770      242,815
Russ Berrie & Co. Inc.                                      1,958       58,740
Russell Corp.                                               4,428       66,464
Ryan's Family Steak Houses Inc. (a)                         4,925      106,626
Saga Communications Inc. (a)                                1,532       31,712
Salem Communications Corp. (a)                              2,500       57,500
Salton Inc. (a)                                             1,648       31,114
Scholastic Corp. (a)                                        5,256      264,534
School Speciality Inc. (a)                                  2,807       64,224
Scientific Games Corp. (a)                                  3,070       26,863
SCP Pool Corp. (a)                                          3,703      101,647
ShopKo Stores Inc. (a)                                      5,445       51,728
Shuffle Master Inc. (a)                                     2,945       46,148
Sinclair Broadcast Group Inc. (a)                           5,943       56,221
Sirius Satellite Radio Inc. (a)                             8,656      100,669
Sitel Corp. (a)                                             6,940       16,656
Skechers USA Inc. (a)                                       3,000       43,860
Skillsoft Corp. (a)                                           930       24,106
Sonic Automotive Inc. (a)                                   4,490      105,246
Sonic Corp. (a)                                             4,263      153,468
Spanish Broadcasting System Inc. (a)                        6,700       66,263
Speedway Motorsports Inc. (a)                               2,600       65,728
Spherion Corp. (a)                                          9,450       92,232
Spiegel Inc.                                                3,213       14,619
Stamps.com Inc. (a)                                         8,900       31,862
Stanley Furniture Inc. (a)                                    710       16,877
Starmedia Network Inc. (a)                                  4,520        1,718
StarTek Inc. (a)                                            1,329       25,185
Station Casinos Inc. (a)                                    6,860       76,763

                                                            Shares      Value
                                                            ------      -----
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Steak n Shake Co. (a)                                       4,426     $ 48,863
Stein Mart Inc. (a)                                         4,287       35,839
Steinway Musical Instruments Inc. (a)                         850       14,119
Steven Madden Ltd. (a)                                      2,000       28,140
Stewart Enterprises Inc.                                   17,250      103,327
Strayer Education Inc.                                      1,437       70,011
Stride Rite Corp.                                           7,174       46,990
Sturm Ruger & Co. Inc.                                      3,361       40,265
Sylvan Learning Systems Inc. (a)                            5,420      119,619
Take Two Interactive Software Inc. (a)                      7,100      114,807
TeleTech Holdings Inc. (a)                                  7,030      100,740
Tetra Tech Inc. (a)                                         8,907      177,338
The Ackerley Group Inc.                                     2,897       50,698
The Boyds Collection Ltd. (a)                               9,330       63,164
The Liberty Corp.                                           3,461      142,420
The Management Network
   Group Inc. (a)                                           2,900       20,010
The Marcus Corp.                                            3,630       51,365
The Men's Wearhouse Inc. (a)                                5,653      116,734
The Pep Boys-Manny Moe & Jack                               8,549      146,615
THQ Inc. (a)                                                4,082      197,855
TiVo Inc. (a)                                               3,460       22,663
Too Inc. (a)                                                5,800      159,500
Topps Co. Inc. (a)                                          6,418       77,979
Toro Co.                                                    2,582      116,190
Trans World Entertainment Corp. (a)                         5,179       39,360
Trendwest Resorts Inc. (a)                                  1,633       41,348
Tropical Sportswear
   International Corp. (a)                                    730       13,688
Tuesday Morning Corp. (a)                                   2,614       47,287
Tupperware Corp.                                            9,992      192,346
Tweeter Home Entertainment
   Group Inc. (a)                                           3,848      111,592
Ultimate Electronics Inc. (a)                               1,500       45,000
UniFirst Corp.                                              1,720       38,786
United Auto Group Inc. (a)                                  1,393       35,953
United Natural Foods Inc. (a)                               1,789       44,725
United Stationers Inc. (a)                                  5,945      200,049
Universal Electronics Inc. (a)                              2,400       41,304
Urban Outfitters Inc. (a)                                     990       23,879
Vail Resorts Inc. (a)                                       2,602       46,133
Value City Department Stores Inc. (a)                       2,856       13,423
ValueVision International Inc. (a)                          4,832       94,659
Vans Inc. (a)                                               2,650       33,761
Ventiv Health Inc. (a)                                      2,700        9,882
VerticalNet Inc. (a)                                           40           56
Volt Information Sciences Inc. (a)                          1,748       29,891
Wackenhut Corp.                                             2,172       53,866
Wackenhut Corrections Corp. (a)                             1,610       22,315
Wallace Computer Services Inc.                              7,087      134,582
Waste Connections Inc. (a)                                  5,071      157,150
Watson Wyatt & Co. (a)                                      1,910       41,638

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 2001
                                   (Audited)

                                                           Shares       Value
                                                           ------       -----
Common Stocks (Cont.)
Consumer Discretionary (Cont.)

WestPoint Stevens Inc.                                      6,000   $    14,700
Wet Seal Inc. (a)                                           2,580        60,759
Wilsons The Leather Experts (a)                             1,700        19,397
Wireless Facilities Inc. (a)                                4,130        27,795
WMS Industries Inc. (a)                                     3,898        77,960
Wolverine World Wide Inc.                                   7,914       119,106
World Wrestling Federation
   Entertainment (a)                                        2,300        30,245
Wyndham International Inc.                                 13,721         7,684
XM Satellite Radio Holdings (a)                             3,130        57,467
Yankee Candle Co. (a)                                       3,100        70,246
Young Broadcasting Inc. (a)                                 2,906        52,163
Zale Corp. (a)                                              6,500       272,220
                                                                    -----------
                                                                     27,262,824
                                                                    -----------
Consumer Staples (2.9%)
7-Eleven Inc. (a)                                           3,800        44,498
American Italian Pasta Co. (a)                              3,070       129,032
Aurora Foods Inc. (a)                                       4,200        21,210
Boston Beer Co. Inc. (a)                                    1,300        22,295
Casey's General Stores Inc.                                 7,402       110,290
Church & Dwight Co. Inc.                                    7,004       186,517
Coca-Cola Bottling Co.                                        590        22,337
Dean Foods Co. (a)                                          7,712       525,958
Del Monte Foods Co. (a)                                     7,305        62,166
Dial Corp.                                                 17,530       300,639
Dimon Inc.                                                  6,980        50,256
Dole Food Co. Inc.                                          8,000       214,640
Dreyer's Grand Ice Cream Inc.                               3,728       143,565
Duane Reade Inc. (a)                                        2,173        65,951
Farmer Brothers Co.                                           100        26,500
Fleming Companies Inc.                                      8,020       148,370
Flowers Foods Inc. (a)                                      3,000       119,760
Hain Celestial Group Inc. (a)                               4,786       131,424
Ingles Markets Inc.                                         2,553        30,508
International Multifoods Corp.                              3,208        76,671
Interstate Bakeries Corp.                                   5,400       130,572
J&J Snack Foods Corp. (a)                                     790        19,315
JM Smucker Co.                                              3,550       125,599
Lance Inc.                                                  4,011        57,317
Longs Drug Stores Corp.                                     6,000       140,280
Nash Finch Co.                                              1,850        57,535
Nature's Sunshine Products Inc.                             1,900        22,306
NBTY Inc. (a)                                               8,655       101,263
Pathmark Stores Inc. (a)                                    5,660       139,576
Performance Food Group Co. (a)                              8,138       286,213
Pilgrim's Pride Corp. Class A                               2,909        39,417
Ralcorp Holdings Inc. (a)                                   5,446       123,624
Riviana Foods Inc.                                          1,042        18,496
Robert Mondavi Corp. (a)                                    1,625        61,750
Ruddick Corp. (a)                                           5,223        83,516
Schweitzer Mauduit International Inc.                       2,611        62,011


                                                           Shares       Value
                                                           ------       -----
Common Stocks (Cont.)

Consumer Staples (Cont.)
Sensient Technology Corp.                                   9,002    $  187,332
Smart & Final Inc.                                          2,500        26,100
Spartan Stores Inc. (a)                                     3,420        40,903
Standard Commercial Corp.                                   1,570        25,905
Triarc Companies Inc. (a)                                   2,582        62,743
Universal Corp.                                             5,187       188,859
Vector Group Ltd.                                           3,143       103,248
Wild Oats Markets Inc. (a)                                  4,022        39,938
                                                                     ----------
                                                                      4,576,405
                                                                     ----------
Durable Products (8.9%)

Active Power (a)                                            5,570        37,876
ADE Corp. (a)                                               2,100        21,000
Advanced Energy Industries Inc. (a)                         3,700        98,568
AGCO Corp. (a)                                             12,085       190,701
Allen Telecom Inc. (a)                                      4,758        40,443
Alliant Techsystems Inc. (a)                                3,939       304,091
American Superconductor Corp. (a)                           3,681        45,129
Ametek Inc.                                                 6,184       197,208
Andrew Corp. (a)                                           15,740       344,549
Applied Industrial Technologies Inc.                        3,624        67,588
Applied Innovation Inc. (a)                                 1,450         8,990
Arris Group Inc. (a)                                        9,160        89,402
Artesyn Technologies Inc. (a)                               6,108        56,865
Astec Industries Inc. (a)                                   2,693        38,941
Astropower Inc. (a)                                         2,390        96,628
Asyst Technology Corp. (a)                                  6,598        84,190
ATMI Inc. (a)                                               5,170       123,304
Audiovox Corp. (a)                                          3,700        27,602
August Technology Corp. (a)                                   900         9,936
Baldor Electric Co.                                         3,935        82,241
BE Aerospace Inc. (a)                                       4,750        43,558
Beacon Power Corp. (a)                                      6,254         8,130
Beazer Homes USA Inc. (a)                                   1,670       122,194
Belden Inc.                                                 4,800       113,040
Briggs & Stratton Corp.                                     4,600       196,420
Brooks Automation Inc. (a)                                  3,719       151,252
C&D Technologies Inc.                                       5,244       119,825
C-COR.net Inc. (a)                                          5,826        84,885
Cable Design Technologies Corp. (a)                         7,791       106,581
Catalytica Energy Systems (a)                               2,350        10,740
Champion Enterprises Inc. (a)                               8,665       106,666
Cognex Corp. (a)                                            6,360       162,880
Cohu Inc.                                                   4,012        79,237
Credence Systems Corp. (a)                                 11,281       209,488
Crossmann Communities Inc.                                  1,064        35,112
CTS Corp.                                                   5,680        90,312
Cuno Inc. (a)                                               2,693        82,136
Curtiss-Wright Corp.                                        1,562        74,586
Cymer Inc. (a)                                              5,908       157,921
Dionex Corp. (a)                                            3,878        98,928
Donaldson Inc.                                              7,654       297,281
Dupont Photomasks Inc. (a)                                    988        42,929

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2001
                                    (Audited)

                                                         Shares        Value
                                                         ------        -----
Common Stocks (Cont.)

Durable Products (Cont.)
Electro Scientific Industries Inc. (a)                    5,268      $ 158,093
Electroglas Inc. (a)                                      4,613         68,134
Emcore Corp. (a)                                          3,984         53,585
Engineered Support Systems Inc.                           1,150         39,342
Entegris Inc. (a)                                         7,100         77,816
Esterline Technologies Corp. (a)                          3,549         56,819
FEI Co. (a)                                               3,100         97,681
Flow International Corp. (a)                              1,920         23,750
Flowserve Corp.                                           7,528        200,320
Franklin Electric Co. Inc.                                  926         75,932
FSI International Inc. (a)                                4,603         42,440
Gardner Denver Inc. (a)                                   2,795         62,384
Genlyte Group Inc. (a)                                    1,827         54,372
Gormann Rupp Co.                                          1,090         29,267
Graco Inc.                                                6,033        235,589
Headwaters Inc. (a)                                       4,220         48,361
Heico Corp.                                               1,650         24,866
Hovnanian Enterprises Inc. (a)                            2,230         47,454
IDEX Corp.                                                5,905        203,722
InterDigital Communications Corp. (a)                     9,628         93,392
Ionics Inc. (a)                                           3,812        114,474
Itron Inc. (a)                                            2,700         81,810
JLG Industries Inc.                                       7,191         76,584
Kadant Inc. (a)                                           2,200         31,900
KB Home                                                   7,945        318,594
Kennametal Inc.                                           6,191        249,312
Kimball International Inc. Class B                        6,087         92,218
Kulicke & Soffa Industries Inc. (a)                       9,588        164,434
Ladish Co. Inc. (a)                                       1,300         14,196
Lincoln Electric Holdings Inc.                            5,751        140,554
Lindsay Manufacturing Co.                                 1,857         35,933
LTX Corp. (a)                                             9,412        197,087
Magnetek Inc. (a)                                         3,418         30,796
Manitowoc Inc.                                            4,643        144,397
MasTec Inc. (a)                                           3,940         27,383
Mattson Technology Inc. (a)                               5,600         49,336
MDC Holdings Inc.                                         3,896        147,230
Measurement Specialties Inc. (a)                          1,070         10,069
Meritage Corp. (a)                                          560         28,728
Metawave Communications Corp. (a)                         6,640         20,717
MI Schottenstein Home Homes Inc. (a)                      1,270         63,208
Micros Systems Inc. (a)                                   3,092         77,609
Milacron Inc.                                             3,969         62,750
Mine Safety Appliances Co.                                1,611         64,682
MKS Instruments Inc. (a)                                  4,090        110,553
Moog Inc. (a)                                             2,430         52,974
MTS Systems Corp.                                         3,570         36,093
Nacco Industries Inc.                                     1,191         67,637
Nanometrics Inc. (a)                                      1,460         28,324
Nordson Corp.                                             4,662        123,123
North American Scientific Inc. (a)                        1,290         17,286
NVR Inc. (a)                                              1,321        269,484
O'Reilly Automotive Inc. (a)                              7,044        256,895

                                                         Shares        Value
                                                         ------        -----

Common Stocks (Cont.)

Durable Products (Cont.)
Optical Cable Corp. (a)                                   1,772       $  2,888
Orbital Sciences Corp. (a)                                6,947         28,691
Osmonics Inc. (a)                                         1,710         23,974
Palm Harbor Homes Inc. (a)                                3,059         73,263
Peco II Inc. (a)                                          2,350         14,006
Photon Dynamics Inc. (a)                                  2,500        114,125
Photronics Inc. (a)                                       4,987        156,342
Plantronics Inc. (a)                                      7,094        181,890
Powell Industries Inc. (a)                                  990         18,582
Powerwave Technologies Inc. (a)                          11,390        196,819
Presstek Inc. (a)                                         5,359         49,142
PRI Automation Inc. (a)                                   4,790         97,955
Proton Energy Systems (a)                                 6,230         51,398
Rayovac Corp. (a)                                         4,487         78,971
Regal Beloit Corp.                                        3,485         75,973
Robbins & Myers Inc.                                      1,165         27,273
Roper Industries Inc.                                     5,874        290,763
Rudolph Technologies Inc. (a)                             2,060         70,699
Ryland Group Inc.                                         2,585        189,222
SBA Communications Corp. (a)                              7,360         95,827
Schuler Homes Inc. (a)                                    5,640        111,954
Semitool Inc. (a)                                         2,700         30,996
Somera Communications Inc. (a)                            5,300         40,015
SpectraLink Corp. (a)                                     2,800         47,964
Standard Pacific Corp.                                    5,214        126,804
Standex International Corp.                               2,226         48,416
Stewart & Stevenson Services Inc.                         4,560         85,774
SureBeam Corp. (a)                                        1,330         13,925
Symmetricom Inc. (a)                                      4,200         31,962
Technitrol Inc.                                           6,011        166,024
Tecumseh Products Co.                                     3,100        156,953
Teledyne Technologies Inc. (a)                            5,800         94,482
Tennant Co.                                               1,652         61,289
Terayon Communication Systems (a)                        11,630         96,192
Terex Corp. (a)                                           5,361         94,032
Therma-Wave Inc. (a)                                      2,850         42,522
Thomas & Betts Corp.                                     11,320        239,418
Thomas Industries Inc.                                    2,510         62,750
Toll Brothers Inc. (a)                                    4,194        184,117
Tollgrade Communications Inc. (a)                         2,840         94,714
TRC Companies Inc. (a)                                      910         45,500
Triumph Group Inc. (a)                                    3,168        102,960
Ultratech Stepper Inc. (a)                                3,671         60,645
Varian Semiconductor Equipment
  Associates Inc. (a)                                     6,387        220,926
Veeco Instruments Inc. (a)                                4,886        176,140
Vicor Corp. (a)                                           3,937         63,779
Watts Industries Inc.                                     2,655         39,825
Wesco International Inc. (a)                              4,361         21,587
Western Multiplex Corp. (a)                               8,900         48,060
Woodhead Industries Inc.                                  1,700         26,996
Woodward Governor Co.                                     1,512         88,074
X-Rite Inc.                                               2,800         23,828

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

                                December 31, 2001
                                    (Audited)

                                                           Shares       Value
                                                           ------       -----
Common Stocks (Cont.)

Durable Products (Cont.)
Zygo Corp. (a)                                             2,750    $   43,725
                                                                    ----------
                                                                    13,889,193
                                                                    ----------
Financial Services (20.3%)
1st Source Corp.                                           2,224        46,037
Acacia Research Crop. (a)                                  3,652        40,428
Actrade Financial Technologies Ltd. (a)                    1,240        36,518
Advanta Corp.                                              4,001        39,770
Affiliated Managers Group Inc. (a)                         4,238       298,694
Alabama National Bancorporation                            1,533        51,677
Alexander's Inc. (a)                                         552        31,409
Alexandria Real Estate Equities Inc.                       3,445       141,589
Alfa Corp.                                                 6,582       147,700
Amcore Financial Inc.                                      4,921       109,984
American Capital Strategies Ltd.                           6,200       175,770
American Financial Holdings Inc.                           4,600       116,886
American Physicians Capital Inc. (a)                       1,950        42,413
Amerus Group Co.                                           7,970       285,645
AMLI Residential Properties                                3,356        84,638
Anchor Bancorp of Wisconsin Inc.                           3,574        63,403
Annaly Mortgage Management Inc.                            8,800       140,800
Anthracite Capital Inc.                                    5,210        57,258
Area Bancshares Corp.                                      2,731        53,173
Argonaut Group Inc.                                        3,800        74,366
Arrow Financial Corp.                                      1,039        30,328
Associated Estates Realty Corp.                            2,260        20,747
Baldwin & Lyons Inc. Class B                               1,813        46,413
BancFirst Corp.                                              627        21,757
BancFirst Ohio Corp.                                       1,300        31,395
BancorpSouth Inc.                                         15,542       257,997
Bank Mutual Corporation                                    1,890        28,879
Bank of Granite Corp.                                      1,941        38,374
BankAtlantic Bancorp Inc. Class A                          3,810        34,976
BankUnited Financial Corp. Class A (a)                     3,430        50,935
Banner Corp. (a)                                           1,860        31,453
Barra Inc. (a)                                             2,345       110,426
Bay View Capital Corp.                                    11,548        84,647
Bedford Property Investors Inc.                            3,546        79,785
BKF Capital Group Inc. (a)                                 1,000        28,700
BOK Financial Corp. (a)                                    2,259        71,181
Boston Private Financial Holdings Inc.                     3,310        73,052
Boykin Lodging Co.                                         4,255        33,912
Brandywine Realty Trust                                    5,795       122,101
BRE Properties Inc.                                        8,545       264,553
Brookline Bancorp Inc.                                     2,507        41,215
Brown & Brown Inc.                                         7,624       208,135
BSB Bancorp Inc.                                           1,670        39,596
Burnham Pacific Properties Inc.                            6,092        25,099
Camden Property Trust                                      7,035       258,184
Capital Automotive REIT                                    3,017        60,008
Capital City Bank Group Inc.                               1,090        26,411
Capitol Federal Financial                                  5,950       123,998
Capitol Transamerica Corp.                                 1,700        27,965

                                                           Shares     Value
                                                           ------     -----
Common Stocks (Cont.)

Financial Services (Cont.)
Capstead Mortgage Corp.                                    1,732      $ 40,702
Carreker-Antinori Inc. (a)                                 3,050        17,995
Cash America International Inc.                            3,944        33,524
Cathay Bancorp Inc.                                        1,373        87,941
CBL & Associates Properties Inc.                           4,383       138,064
CCBT Financial Companies, Inc.                             1,490        35,164
CCC Information Services Group Inc. (a)                    3,436        21,234
Centennial Bancorp                                         3,612        26,657
Centerpoint Properties Trust                               4,016       199,997
Central Coast Bancorp (a)                                    960        21,120
CFS Bancorp Inc. (a)                                       2,870        41,185
Charter Municipal Mortgage
   Acceptance Co.                                          6,557       106,551
Chateau Communities Inc.                                   4,095       122,440
Chelsea Property Group Inc.                                3,089       151,670
Chemical Financial Corp.                                   4,081       123,083
Chittenden Corp.                                           6,207       171,313
Citizens Banking Corp.                                     9,135       300,359
Citizens Inc. (a)                                          2,820        35,673
City Bank                                                  1,700        40,732
City Holding Corp.                                         3,200        38,528
Clark Bardes Holdings Inc. (a)                             1,370        34,565
CNA Surety Corp.                                           2,515        38,983
Coastal Bancorp Inc.                                         790        22,831
Cobiz Inc.                                                 1,050        14,175
Colonial BancGroup Inc.                                   21,090       297,158
Colonial Properties Trust                                  3,479       108,371
Columbia Banking Systems Inc. (a)                          2,220        28,971
Comdisco Inc. (a)                                            140            73
Commerce Group Inc.                                        4,954       186,716
Commercial Federal Corp.                                   9,730       228,655
Commercial Net Lease Realty Inc.                           6,348        82,524
Commonwealth Bancorp Inc.                                  1,480        32,782
Community Bank System Inc.                                 2,280        59,736
Community Banks Inc. (a)                                   1,200        32,400
Community First Bankshares Inc.                            7,731       198,609
Community Trust Bancorp Inc.                               1,810        42,988
CompuCredit Corp. (a)                                      3,180        37,397
Connecticut Bancshares Inc.                                2,110        54,543
Cornerstone Realty Income Trust Inc.                       7,118        80,789
Corporate Office Properties                                  480         5,698
Corrections Corporation of America (a)                     5,270        97,811
Corus Bankshares Inc.                                      1,808        82,083
Cousins Properties Inc.                                    6,769       164,893
CPB Inc.                                                   1,158        34,057
Crawford & Co. Class B                                     6,008        70,414
Credit Acceptance Corp. (a)                                4,528        40,299
Crown American Realty Trust                                3,180        24,804
CVB Financial Corp.                                        3,501        81,923
Delphi Financial Group Inc. (a)                            2,771        92,274
Developers Diversified Realty Corp.                        9,788       186,951
Digital Insight Corp. (a)                                  5,300       118,508
Dime Community Bancshares                                  2,912        81,711

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

                                December 31, 2001
                                   (Audited)

                                                          Shares     Value
                                                          ------     -----
Common Stocks (Cont.)

Financial Services (Cont.)
Doral Financial Corp. ADR                                 7,004      $ 218,595
Downey Financial Corp.                                    4,152        171,270
East West Bancorp Inc. (a)                                4,815        123,986
EastGroup Properties Inc.                                 2,583         59,590
eFunds Corp. (a)                                          8,200        112,750
Electro Rent Corp. (a)                                    2,786         35,912
Entertainment Properties Trust                            2,925         56,599
Equity Inns Inc.                                          7,744         51,265
Essex Property Trust Inc.                                 3,265        161,324
F&M Bancorp                                               1,960         49,882
Factset Research Systems Inc.                             4,136        144,553
Fair Isaac & Co. Inc.                                     3,488        219,814
Farmers Capital Bank Corp.                                1,182         43,344
FBL Financial Group Inc.                                  1,714         28,590
Federal Agriculture Mortgage Corp. (a)                    1,630         66,015
Federal Realty Investment Trust                           6,289        144,647
FelCor Lodging Trust Inc.                                 7,500        125,325
Fidelity Bankshares Inc.                                  2,220         35,453
Financial Federal Corp. (a)                               2,140         66,875
Financial Institutions Inc.                               1,330         31,122
First Bancorp ADR                                         3,809        108,556
First Bancorp North Carolina                              1,090         24,580
First Busey Corp.                                         1,547         33,230
First Charter Corp.                                       5,516         98,240
First Citizens Bancshares Inc.                            1,116        109,089
First Commonwealth Financial Corp.                       10,307        118,737
First Community Bancshares                                1,490         43,910
First Essex Bancorp Inc.                                  1,170         32,971
First Federal Capital Corp.                               2,611         40,993
First Financial Bancorp                                   6,436        113,595
First Financial Bankshares Inc.                           1,931         58,123
First Financial Corp.                                     1,174         51,480
First Financial Holdings Inc.                             2,607         63,011
First Indiana Corp.                                       2,013         44,105
First Industrial Realty Trust Inc.                        7,968        247,805
First Merchants Corp.                                     2,202         52,892
First Midwest Bancorp Inc.                                9,618        280,749
First Niagara Financial Group Inc.                        1,936         32,583
First Place Financial Corp. (a)                           2,670         42,053
First Republic Bank (a)                                   1,890         45,644
First Sentinel Bancorp Inc.                               5,620         70,362
Firstfed Financial Corp. (a)                              3,674         94,165
Flagstar Bancorp Inc.                                     1,205         24,257
Flushing Financial Corp. (a)                              1,680         29,904
FNB Corp.                                                 4,603        121,289
Fremont General Corp.                                    10,830         84,691
Friedman Billings Ramsey Group Inc. (a)                   4,627         24,014
Frontier Financial Corp.                                  3,337         87,296
Gabelli Asset Management Inc. (a)                         1,300         56,160
Gables Residential Trust                                  4,905        145,188
GBC Bancorp                                               1,878         55,401
German American Bancorp.                                  1,575         25,515
Glacier Bancorp Inc. (a)                                  2,690         56,006

                                                            Shares    Value
                                                            ------    -----
Common Stocks (Cont.)

Financial Services (Cont.)
Glenborough Realty Trust Inc.                               4,605     $ 89,337
Glimcher Realty Trust                                       5,636      106,126
Global Payments Inc.                                        6,720      231,168
Gold Banc Corp. Inc.                                        5,450       38,750
Great American Financial Resources                          3,591       67,331
Great Lakes REIT Inc.                                       3,095       49,520
Great Southern Bancorp Inc.                                   860       26,230
Greater Bay Bancorp                                         9,714      277,626
Hancock Holding Co.                                         1,454       62,580
Harbor Florida Bancshares Inc.                              3,863       65,671
Harleysville Group Inc.                                     5,203      124,300
Harleysville National Corp.                                 3,122       73,523
Health Care REIT Inc.                                       5,805      141,352
Healthcare Realty Trust Inc.                                7,129      199,612
HealthExtras Inc. (a)                                       2,710       15,474
Highwoods Properties Inc.                                  10,200      264,690
Hilb Rogal & Hamilton Co.                                   2,900      162,545
Home Properties of New York Inc.                            3,955      124,978
Horace Mann Educators Corp.                                 7,016      148,880
HRPT Properties Trust                                      21,900      189,654
Hudson River Bancorp Inc.                                   2,830       61,977
Hudson United Bancorp                                       8,881      254,885
Iberiabank Corp.                                            1,010       27,997
Independence Community Bank                                11,709      266,497
Independent Bank Corp. Mass.                                2,135       45,881
Independent Bank Corp. Mich. (a)                            2,551       70,918
IndyMac Mortgage Holdings Inc.                             11,122      260,032
Innkeepers USA Trust                                        5,795       56,791
Integra Bank Corp.                                          3,058       64,035
Intelidata Technologies Corp. (a)                           8,520       24,112
Interactive Data Corp. (a)                                  7,671      108,468
InterCept Group Inc. (a)                                    2,520      103,068
International Bancshares Corp.                              3,083      129,948
Interpool Inc.                                              1,977       38,057
Investors Real Estate Trust                                 2,000       18,800
IRT Property Co.                                            5,279       55,957
Irwin Financial Corp.                                       1,997       33,949
JDN Realty Corp.                                            5,888       72,599
Jefferies Group Inc. (a)                                    4,192      177,364
John H Harland Co.                                          5,548      122,611
JP Realty Inc.                                              2,245       53,409
Kansas City Life Insurance Co.                              1,048       38,881
Keystone Property Trust                                       880       11,519
Kilroy Realty Corp.                                         5,198      136,551
Koger Equity Inc.                                           5,412       88,216
Kramont Realty Trust (a)                                    2,260       32,996
Kronos Inc. (a)                                             3,783      183,022
La Quinta Properties Inc. (a)                              23,470      134,718
Ladenburg Thalmann
   Financial Services (a)                                   1,093          951
Lakeland Bancorp Inc.                                       2,100       34,230
LandAmerica Financial Group Inc.                            3,776      108,371
LaSalle Hotel Properties                                    2,352       27,612

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

                               December 31, 2001
                                   (Audited)

                                                           Shares     Value
                                                           ------     -----
Common Stocks (Cont.)


Financial Services (Cont.)
Lexington Corporate Properties Trust                       2,974      $ 46,097
Local Financial Corp. (a)                                  3,130        43,789
Macerich Co.                                               5,606       149,120
MAF Bancorp Inc.                                           3,759       110,890
Main Street Banks Inc.                                     1,620        26,568
Manufactured Home Communities Inc.                         3,024        94,379
MB Financial Inc. (a)                                        890        24,199
McGrath Rentcorp                                           1,313        49,264
Medallion Financial Corp.                                  2,228        17,601
Medford Bancorp                                            1,300        27,508
MEEMIC Holdings Inc. (a)                                      30           655
Meristar Hospitality Corp. Inc.                            7,560       107,352
Microfinancial Inc.                                          940         9,635
Mid-America Apartment
   Communities Inc.                                        3,208        84,370
Mid-America Bancorp                                        1,502        49,716
Mid-Atlantic Realty Trust                                  1,370        21,304
Mid-State Bancshares                                       3,804        61,929
Midwest Banc Holdings Inc. (a)                               910        19,338
Mills Corp.                                                3,460        91,621
Mississippi Valley Bancshares Inc.                           977        38,298
Multex.com Inc. (a)                                        4,837        21,767
National Golf Properties Inc.                              2,172        19,266
National Health Investors Inc.                             5,023        74,340
National Penn Bancshares Inc.                              3,305        72,710
National Processing Inc. (a)                               1,261        40,983
National Western Life Insurance Co. (a)                      300        33,360
Nationwide Health Properties Inc.                          7,759       145,016
NBC Capital Corp.                                          1,000        30,710
NBT Bancorp Inc.                                           4,190        60,713
NCO Group Inc. (a)                                         3,429        78,524
Net.B@nc Inc. (a)                                          5,113        53,584
New Century Financial Corp. (a)                            2,600        35,178
New York Community Bancorp Inc.                           15,904       363,724
NextCard Inc. (a)                                          6,371         3,313
Northwest Bancorp Inc.                                     2,588        29,607
Oceanfirst Financial Corp.                                 2,460        59,434
Ocwen Financial Corp. (a)                                  6,325        53,636
Ohio Casualty Corp.                                       10,370       166,438
Old Second Bancorp Inc. ILL (a)                              930        36,661
Omega Financial Corp.                                      1,600        51,440
Oriental Financial Group Inc. ADR                          2,237        41,608
Pacific Capital Bancorp                                    5,439       151,150
Pacific Northwest Bancorp                                  2,473        50,598
Pan Pacific Retail Properties Inc.                         4,389       126,052
Park National Corp.                                        2,242       207,945
Parkway Properties Inc.                                    1,805        59,926
Pennfed Financial Services Inc.                              890        22,090
Pennsylvania Real Estate
   Investment Trust                                        1,988        46,122
Peoples Holdings Co.                                       1,100        40,700
PFF Bancorp Inc.                                           2,485        68,586


                                                           Shares     Value
                                                           ------     -----
Common Stocks (Cont.)

Financial Services (Cont.)
Philadelphia Consolidated
   Holding Corp. (a)                                       1,660      $ 62,599
PICO Holdings Inc. (a)                                     2,622        32,775
Pinnacle Holdings Inc. (a)                                 8,260         2,808
PMA Capital Corp.                                          3,128        60,370
Port Financial Corp.                                       1,100        28,677
Portal Software Inc. (a)                                  18,380        38,230
Post Properties Inc.                                       7,300       259,223
Prentiss Properties Trust                                  5,914       162,339
Presidential Life Corp.                                    3,456        71,055
Prime Group Realty Trust                                   2,697        24,893
ProAssurance Corp. (a)                                     3,299        57,996
Profit Recovery Group
   International Inc. (a)                                  6,717        54,744
Promistar Finl Corp.                                       2,852        69,731
Prosperity Banchares Inc. (a)                              1,000        26,990
Provident Bankshares Corp.                                 5,304       128,887
PS Business Parks Inc.                                     3,259       102,658
Quaker City Bancorp Inc. (a)                                 500        14,925
R&G Financial Corp. ADR                                    2,359        40,433
Raymond James Financial Inc.                               7,171       254,714
Realty Income Corp.                                        5,767       169,550
Reckson Associates Realty Corp.                            9,028       210,894
Redwood Trust Inc.                                         1,580        38,283
Regency Centers Corp.                                      4,880       135,420
Republic Bancorp Inc.                                      9,482       131,326
Republic Bancorp Inc. Kentucky                             1,200        16,188
Republic Bancshares Inc. (a)                                 800        10,400
Resource America Inc.                                      2,640        24,658
RFS Hotel Investors Inc.                                   4,330        49,275
Riggs National Corp.                                       3,177        44,383
RLI Corp.                                                  1,649        74,205
S&T Bancorp Inc.                                           4,573       111,032
S1 Corp. (a)                                              11,580       187,364
Sandy Springs Bancorp Inc.                                 2,577        82,103
Santander Bancorp ADR                                      1,540        29,891
Saul Centers Inc.                                          1,862        39,754
SCPIE Holdings Inc.                                        1,540        45,045
Seacoast BkgCorp Fl A                                        700        32,480
Seacoast Financial Services Corp.                          4,923        84,429
Second Bancorp Inc. (a)                                    1,500        32,415
Selective Insurance Group Inc.                             4,262        92,613
Senior Housing Properties Trust                            1,630        22,673
Shurgard Storage Centers Inc.                              5,965       190,880
Silicon Valley Bancshares (a)                              8,588       229,557
Simmons First National Corp.                               1,470        47,260
SL Green Realty Corp.                                      5,349       164,268
Sotheby's Holdings Inc.                                    4,430        73,582
Soundview Technology Group Inc. (a)                       11,800        27,494
South Financial Group Inc.                                 8,208       145,692
Southwest Bancorporation of
   Texas Inc. (a)                                          5,258       159,160
Sovran Self Storage Inc.                                   2,582        80,429

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 2001
                                   (Audited)

                                                          Shares        Value
                                                          ------        -----
Common Stocks (Cont.)

Financial Services (Cont.)
St. Francis Capital Corp.                                  1,130    $    26,137
Stancorp Financial Group Inc.                              5,763        272,302
State Auto Financial Corp.                                 2,612         42,419
Staten Island Bancorp Inc.                                11,790        192,295
Sterling Bancorp                                           2,101         61,349
Sterling Bancshares Inc.                                   6,130         76,748
Sterling Financial Corp.                                   1,920         46,771
Stewart Information Services Corp.                         1,840         36,340
Storage USA Inc.                                           4,148        174,631
Student Loan Corp.                                         1,029         82,937
Sufflok Bancorp                                            1,000         54,560
Summit Properties Inc.                                     4,168        104,283
Sun Communities Inc.                                       3,198        119,125
Susquehanna Bancshares Inc.                                6,972        145,366
SWS Group Inc.                                             3,023         76,935
SY Bancorp Inc.                                            1,000         33,300
Tanger Factory Outlet Centers Inc.                           970         20,225
Taubman Centers Inc.                                       5,943         88,254
Texas Regional Bancshares Inc.                             2,991        113,209
The First American Financial Corp.                        12,681        237,642
The Midland Co.                                              929         40,690
Thornburg Mortgage Asset Corp.                             4,560         89,832
Tompkins County Trustco Inc.                                 663         26,686
Town & Country Trust                                       3,090         64,581
Tradestation Group Inc. (a)                                3,600          5,616
Triad Guaranty Inc. (a)                                    1,976         71,670
Troy Financial Corp.                                         670         16,616
Trust Co. of New Jersey                                    3,493         88,024
Trustco Bank Corp.                                        12,608        158,483
UCBH Holdings Inc.                                         3,660        104,090
UICI (a)                                                   6,523         88,060
UMB Financial Corp.                                        3,145        125,790
Umpqua Holdings Corp. (a)                                  2,550         34,425
UNB Corp. (a)                                              2,090         38,770
United Bankshares Inc.                                     8,020        231,457
United Community Financial Corp.                           6,115         44,028
United Dominion Realty Trust Inc.                         16,891        243,230
United Fire & Casualty Co.                                   960         27,485
United National Bancorp                                    2,610         62,666
Universal American Financial Corp. (a)                     6,500         44,135
Universal Health Realty Inc.                               2,110         49,585
US Restaurant Properties Inc.                              3,010         43,886
USB Holding Co. Inc.                                       1,853         31,223
Value Line Inc.                                              444         21,525
Ventas Inc.                                               10,177        117,035
Vesta Insurance Group Inc.                                 4,690         37,520
W Holding Co. Inc. ADR                                     6,142         99,500
Washington Real Estate
   Investment Trust                                        6,315        157,180
Washington Trust Bancorp Inc.                              2,010         38,190
Waypoint Financial Corp. (a)                               6,110         92,139
Weingarten Realty Investors                                5,678        272,544
Wesbanco Inc.                                              3,578         75,603
West Coast Bancorp Oregon                                  2,910         40,507
Westamerica Bancorporation                                 6,800        269,076
Westcorp Inc.                                              2,127         39,711
WFS Financial Inc. (a)                                     1,689         40,553
Whitney Holding Corp.                                      4,954        217,233
Winston Hotels Inc.                                        1,950         15,093
Wintrust Financial Corp.                                   1,380         42,187
World Acceptance Corp. (a)                                 1,700         12,410
WR Berkley Corp.                                           3,612        193,964
WSFS Financial Corp.                                       1,300         22,555
Zenith National Insurance Corp.                            2,056         57,445
                                                                    -----------
                                                                     31,688,668
                                                                    -----------
Health Care (12.5%)
3-Dimensional Pharmaceuticals (a)                            990          8,405
AaiPharma Inc. (a)                                         1,590         40,004
Abiomed Inc. (a)                                           2,900         45,878
Accredo Health Inc. (a)                                    4,858        192,863
Aclara Biosciences Inc. (a)                                6,540         33,158
Adolor Corp. (a)                                           6,310        113,264
Advanced Neuromodulation
   System Inc. (a)                                         1,160         40,890
Advanced Tissue Sciences Inc. (a)                         11,550         50,358
Aksys Ltd. (a)                                             3,190         14,834
Albany Molecular Research Inc. (a)                         4,424        117,192
Alexion Pharmaceuticals Inc. (a)                           3,590         87,740
Align Technology Inc. (a)                                  2,050          9,225
Allscripts Healthcare Solution (a)                         5,930         19,213
Alpharma Inc.                                              5,706        150,924
American Healthcorp Inc. (a)                               1,905         60,846
American Medical Systems
   Holdings Inc. (a)                                       5,330        110,278
AmeriPath Inc. (a)                                         4,108        131,497
Amsurg Corp. (a)                                           3,450         93,771
Amylin Pharmaceuticals Inc. (a)                           11,100        101,454
Antigenics Inc. (a)                                        3,040         49,856
Aphton Corp. (a)                                           2,500         36,500
Applied Molecular Evolution (a)                            2,950         36,315
Apria Healthcare Group Inc. (a)                            7,546        188,575
Arena Pharmaceuticals Inc. (a)                             3,440         41,383
Ariad Pharmaceuticals Inc. (a)                             4,600         24,518
Arqule Inc. (a)                                            4,170         70,890
Array Biopharma Inc. (a)                                   2,500         37,150
Arrow International Inc.                                   1,765         70,494
Arthrocare Corp. (a)                                       3,970         71,182
Aspect Medical Systems Inc. (a)                            3,000         30,000
ATS Medical Inc. (a)                                       4,000         21,200
Avanir Pharmaceuticals - Class A (a)                      10,420         44,389
Avant Immunotherapeutics Inc. (a)                         10,350         41,504
AVI Biopharma Inc. (a)                                     2,650         28,937
Avigen Inc. (a)                                            3,600         41,436
Beverly Enterprises Inc. (a)                              17,259        148,427

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                     PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 2001
                                   (Audited)

                                                          Shares        Value
                                                          ------        -----
Common Stocks (Cont.)
Health Care (Cont.)
Bio Technology General Corp. (a)                           10,218     $ 84,094
Bio-Rad Laboratories Inc. (a)                               1,637      103,622
BioMarin Pharmaceutical Inc. (a)                            3,400       45,696
Biopure Corp. (a)                                           2,830       40,214
Biosite Inc. (a)                                            2,500       45,925
Biosphere Medical Inc. (a)                                    500        5,635
Bone Care International Inc. (a)                            2,100       35,973
BriteSmile Inc. (a)                                         2,510       12,550
Bruker Daltonics Inc. (a)                                   8,890      145,351
Cardiodynamics International Corp. (a)                      5,100       33,711
Cell Genesys Inc. (a)                                       6,460      150,130
Cell Pathways Inc. (a)                                      5,013       34,890
Cell Therapeutics Inc. (a)                                  6,400      154,496
Cerus Corp. (a)                                             2,200      100,650
Charles River Laboratories Inc. (a)                         7,880      263,822
Cima Laboratories Inc. (a)                                  2,730       98,689
Ciphergen Biosystems Inc. (a)                               3,270       26,160
Closure Medical Corp. (a)                                   1,236       28,873
Cobalt Corp. (a)                                            1,450        9,251
Columbia Laboratories Inc. (a)                              4,434       15,297
Computerized Thermal Imaging Inc. (a)                       9,180       14,229
Conceptus Inc. (a)                                          1,700       40,120
Conmed Corp. (a)                                            3,957       78,982
Connetics Corp. (a)                                         5,370       63,903
Cooper Companies Inc.                                       2,785      139,194
Corixa Corp. (a)                                            8,141      122,685
Corvas International Inc. (a)                               4,910       32,161
Corvel Corp. (a)                                            1,200       39,300
Covance Inc. (a)                                           10,720      243,344
Coventry Health Care Inc. (a)                              12,060      240,597
CryoLife Inc. (a)                                           3,050       91,500
Cubist Pharmaceuticals Inc. (a)                             5,100      183,396
Curis Inc. (a)                                              6,180       34,670
CV Therapeutics Inc. (a)                                    4,000      208,080
Cyberonics Inc. (a)                                         3,496       92,749
Cygnus Inc. (a)                                             5,072       26,628
Cytogen Corp. (a)                                          14,150       42,592
Datascope Inc.                                              1,922       65,194
deCODE genetics Inc. (a)                                    5,700       55,860
Deltagen Inc. (a)                                           2,240       20,608
Dendreon Corp. (a)                                          2,800       28,196
Diagnostic Products Corp.                                   4,328      190,216
Dianon Systems Inc. (a)                                     1,610       97,888
Digene Corp. (a)                                            2,250       66,375
Diversa Corp. (a)                                           4,480       63,392
Durect Corp. (a)                                            3,370       39,058
DUSA Pharmaceuticals Inc. (a)                               3,000       24,150
DVI Inc. (a)                                                2,522       43,378
Dyax Corp. (a)                                              3,490       38,285
Dynacq International Inc. (a)                                 590       13,139
Eclipsys Corp. (a)                                          8,620      144,385
Edwards Lifesciences Corp. (a)                             11,160      308,351
Emisphere Technologies Inc. (a)                             3,170      101,155
Endo Pharmaceutical Hldgs. Inc. (a)                         3,230       37,694
Endocare Inc. (a)                                           2,800       50,204
EntreMed Inc. (a)                                           2,783       23,516
Enzo Biochem Inc. (a)                                       4,309      101,261
Esperion Therapeutics Inc. (a)                              3,900       28,665
Exact Sciences Corp. (a)                                      800        8,208
Exelixis Inc. (a)                                           7,290      121,160
First Horizon Pharmaceutical Corp. (a)                      2,295       67,450
Genaissance Pharmaceuticals Inc. (a)                        3,460       16,089
Gene Logic Inc. (a)                                         5,350      100,794
Genecor International Inc. (a)                              1,650       26,334
General Cable Corp.                                         5,905       77,356
Genome Therapeutics Corp. (a)                               4,120       28,057
Genstar Therapeutic Corp. (a)                               2,200        5,434
Genta Inc. (a)                                              4,370       62,185
Gentiva Health Services Inc. (a)                            3,750       82,312
Genzyme Corp Genzy (a)                                      6,440       34,196
Genzyme Molecular (a)                                       2,810       22,480
Genzyme Transgenics Corp. (a)                               3,700       21,534
Geron Corp. (a)                                             3,600       31,320
Guilford Pharmaceuticals Inc. (a)                           4,352       52,224
Haemonetics Corp. (a)                                       4,095      138,902
Harvard Bioscience Inc. (a)                                 1,400       13,916
Hemispherx Biopharma Inc. (a)                               3,100       13,950
Hooper Holmes Inc.                                         11,274      100,902
Hyseq Inc. (a)                                              2,300       17,756
i-STAT Corp. (a)                                            2,900       22,881
ICU Medical Inc. (a)                                          910       40,495
IDEXX Laboratories Corp. (a)                                6,644      189,420
IGEN International Inc. (a)                                 2,572      103,137
ILEX Oncology Inc. (a)                                      5,320      143,853
Illumina Inc. (a)                                           3,320       39,043
Immune Response Corp. (a)                                   5,810        7,785
Immunogen Inc. (a)                                          7,800      129,324
Immunomedics Inc. (a)                                       7,440      150,734
Impath Inc. (a)                                             3,228      143,678
Impax Laboratories Inc. (a)                                 2,860       38,438
Inamed Corp. (a)                                            3,180       95,623
Incyte Pharmaceuticals Inc. (a)                            12,800      250,368
Inkine Pharmaceutical Co. Inc. (a)                          6,400        9,984
Insmed Inc. (a)                                             6,170       23,569
Inspire Pharmaceuticals Inc. (a)                            2,850       40,157
Integra Lifesciences Corp. (a)                              2,290       60,319
Intermune Inc. (a)                                          5,620      276,841
Interneuon Pharmaceuticals Inc. (a)                         6,500       72,085
Intuitive Surgical Inc. (a)                                 5,470       54,864
Invacare Corp.                                              3,971      133,862
ISIS Pharmaceuticals Inc. (a)                               7,957      176,566
Kendle International Inc. (a)                               1,680       33,869
Keryx Biopharmaceuticals (a)                                2,200       16,060
KOS Pharmaceuticals Inc. (a)                                1,360       47,056
Kosan Biosciences Inc. (a)                                  2,590       20,694
KV Pharmaceutical Co. (a)                                   4,510      146,395

               See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

                               December 31, 2001
                                   (Audited)

                                                       Shares        Value
                                                       ------        -----
Common Stocks (Cont.)

Health Care (Cont.)
La Jolla Pharmaceutical Co. (a)                             5,730     $ 51,226
Landauer Inc.                                               1,790       60,592
Large Scale Biology Corp. (a)                               2,450       11,025
Lexicon Genetics Inc. (a)                                   5,870       67,740
Lifepoint Hospitals Inc. (a)                                7,014      238,757
Ligand Pharmaceuticals Inc. (a)                             8,552      153,081
Luminex Corp. (a)                                           2,880       48,845
Macrochem Corp. (a)                                         3,740       11,407
Magellan Health Services Inc. (a)                           3,990       25,337
Martek Biosciences Corp. (a)                                3,400       73,950
Matrix Pharmaceutical Inc. (a)                              4,650        7,301
Maxim Pharmaceuticals Inc. (a)                              4,400       30,360
Maxygen Inc. (a)                                            6,420      112,799
Med-Design Corp. (a)                                        1,320       26,004
Medicines Co. (a)                                           4,510       52,271
Medquist Inc. (a)                                           2,397       70,112
Mentor Corp.                                                4,145      118,381
MGI Pharma Inc. (a)                                         4,290       65,551
Microvision Inc. (a)                                        2,000       28,480
Mid Atlantic Medical Services Inc. (a)                      8,811      200,010
Miravant Medical Technologies (a)                           2,500       24,025
Molecular Devices Corp. (a)                                 2,814       58,728
Nabi Inc. (a)                                               6,570       67,802
Nanogen Inc. (a)                                            2,470       14,252
Napro Biotherapeutics Inc. (a)                              4,060       46,284
National Healthcare Corp. (a)                                 900       13,833
NDCHealth Corp.                                             6,220      214,901
Neopharm Inc. (a)                                           2,692       67,435
Neose Technologies Inc. (a)                                 2,500       91,550
Neurocrine Biosciences Inc. (a)                             4,500      230,895
Neurogen Corp. (a)                                          2,467       43,123
Northfield Laboratories Inc. (a)                            1,810       15,532
Novavax Inc. (a)                                            2,290       32,289
Noven Pharmaceuticals Inc. (a)                              4,000       71,000
Novoste Corp. (a)                                           2,652       23,178
NPS Pharmaceuticals Inc. (a)                                5,640      216,012
Ocular Sciences Inc. (a)                                    2,831       65,962
Onyx Pharmaceuticals Inc. (a)                               3,360       17,203
Option Care Inc. (a)                                          950       18,573
Orasure Technologies (a)                                    4,480       54,432
Orchid Biosciences Inc. (a)                                 6,380       35,090
Organogenesis Inc. (a)                                      5,235       25,128
Owens & Minor Inc.                                          5,972      110,482
Pacificare Health Systems Inc. (a)                          5,390       86,240
Pain Therapeutics Inc. (a)                                  2,910       26,656
Paradigm Genetics Inc. (a)                                  3,190       18,183
Parexel International Corp. (a)                             4,342       62,308
Pediatrix Medical Group Inc. (a)                            4,000      135,680
Penwest Pharmaceutical (a)                                  2,170       43,509
Per-Se Technologies Inc. (a)                                5,417       58,233
Peregrine Pharmaceuticals Inc. (a)                          7,030       24,113
Perrigo Co. (a)                                            11,212      132,526
Pharmaceutical Resources Inc. (a)                           3,470      117,286


                                                         Shares       Value
                                                         ------       -----
Common Stocks (Cont.)

Health Care (Cont.)
Pharmacopeia Inc. (a)                                       4,500     $ 62,505
Pharmacyclics Inc. (a)                                      3,427       34,064
Pharmos Corp. (a)                                           9,900       23,265
PolyMedica Corp. (a)                                        2,090       34,694
Possis Medical Inc. (a)                                     3,000       52,260
Pozen Inc. (a)                                              3,570       18,743
Praecis Pharmaceuticals Inc. (a)                            9,000       52,380
Progenics Pharmaceuticals Inc. (a)                          1,420       26,227
Province Healthcare Co. (a)                                 5,807      179,204
PSS World Medical Inc. (a)                                 12,711      103,722
Regeneration Technologies Inc. (a)                          2,430       24,762
Regeneron Pharmaceutical Inc. (a)                           4,921      138,575
RehabCare Group Inc. (a)                                    3,060       90,576
Renal Care Group Inc. (a)                                   9,015      289,381
Respironics Inc. (a)                                        5,975      206,974
Ribozyme Pharmaceuticals Inc. (a)                           2,200       10,054
Rigal Pharmaceuticals Inc. (a)                              5,000       23,250
RightChoice Managed Care Inc. (a)                             730       51,093
Sangamo Biosciences Inc. (a)                                1,810       16,905
Sangstat Medical Corp. (a)                                  3,276       64,341
SciClone Pharmaceuticals Inc. (a)                           6,020       18,060
Scios Inc. (a)                                              8,810      209,414
Select Medical Corp. (a)                                    1,510       24,281
Sequenom Inc. (a)                                           3,500       37,345
Serologicals Corp. (a)                                      3,140       67,510
Sierra Health Services Inc. (a)                             4,730       38,313
Sola International Inc. (a)                                 4,010       77,794
SonoSite Inc. (a)                                           2,000       51,380
Specialty Laboratories (a)                                    800       21,992
SRI/Surgical Express Inc. (a)                                 260        4,160
Star Scientific Inc. (a)                                    1,300        3,289
Stericycle Inc. (a)                                         2,506      152,565
Steris Corp. (a)                                           11,447      209,137
Sunrise Assisted Living Inc. (a)                            3,334       97,053
Supergen Inc. (a)                                           4,128       59,113
Surmodics Inc. (a)                                          2,350       85,681
Sybron Dental Specialties Inc. (a)                          6,720      145,018
Syncor International Corp. (a)                              3,486       99,839
Tanox Inc. (a)                                              4,570       84,556
Targeted Genetics Corp. (a)                                 6,930       18,780
Techne Corp. (a)                                            8,000      294,800
Telik Inc. (a)                                              3,190       43,065
Texas BioTechnology Corp. (a)                               7,890       51,285
Theragenics Corp. (a)                                       5,179       51,065
Third Wave Technologies (a)                                 1,370       10,070
Thoratec Laboratories Corp. (a)                             6,240      106,080
Titan Pharmaceuticals Inc. (a)                              5,230       51,306
Transgenomic Inc. (a)                                       2,060       22,660
Transkaryotic Therapies Inc. (a)                            4,564      195,339
Triangle Pharmaceuticals Inc. (a)                           5,279       21,169
Trimeris Inc. (a)                                           3,600      161,892
Tripath Imaging Inc. (a)                                    4,210       31,701
Tularik Inc. (a)                                            3,970       95,359

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                     PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 2001
                                   (Audited)

                                                         Shares       Value
                                                         ------       -----
Common Stocks (Cont.)

Health Care (Cont.)
United therapeutics Corp. (a)                             3,700    $    38,517
Urologix Inc. (a)                                         1,920         38,496
US Oncology Inc. (a)                                     16,803        126,695
US Physical Therapy Inc. (a)                                505          8,161
Valentis Inc. (a)                                         5,600         17,360
Varian Inc. (a)                                           6,069        196,878
Vasomedical Inc. (a)                                     10,090         37,333
Ventana Medical Systems Inc. (a)                          2,166         48,995
Versicor Inc. (a)                                         2,990         60,847
VI Technologies Inc. (a)                                    890          6,186
Vical Inc. (a)                                            3,993         48,874
Vidamed Inc. (a)                                          6,310         49,344
Vion Pharmaceuticals Inc. (a)                             4,880         21,521
ViroPharma Inc. (a)                                       3,470         79,636
VISX Inc. (a)                                             9,000        119,250
Vital Signs Inc.                                            933         32,562
West Pharmaceutical Services Inc.                         2,116         56,286
Zoll Medical Corp. (a)                                    1,800         70,092
                                                                   -----------
                                                                    19,501,089
                                                                   -----------
Materials & Processes (8.5%)
A Schulman Inc.                                           4,984         68,032
AEP Industries Inc. (a)                                      70          1,677
Airgas Inc. (a)                                          10,776        162,933
Albany International Corp.                                2,996         65,013
Albemarle Corp.                                           4,847        116,328
Alico Inc.                                                  500         15,675
AM Castle & Co.                                           1,110          9,102
Amcol International Corp.                                 3,602         25,934
Ameron International Corp.                                  770         53,284
Apogee Enterprises Inc.                                   5,080         80,366
AptarGroup Inc.                                           5,836        204,435
Arch Chemicals Inc.                                       4,234         98,229
Armor Holdings Inc. (a)                                   3,100         83,669
Armstrong Holdings Inc.                                   7,740         26,393
Avatar Holdings Inc. (a)                                    710         16,728
Ball Corp.                                                5,300        374,710
Barnes Group Inc.                                         2,960         71,010
BMC Industries Inc.                                       4,430          9,126
Brady Corp. Class A                                       3,355        122,793
Brush Engineered Materials Inc.                           2,794         39,787
Buckeye Technologies Inc. (a)                             4,414         50,761
Building Materials Holding Corp. (a)                      2,170         23,545
Butler Manufacturing Co.                                  1,300         36,010
Cadiz Land Inc. (a)                                       5,897         47,294
Calgon Carbon Corp.                                       5,495         45,883
Cambrex Corp.                                             4,533        197,639
Caraustar Industries Inc.                                 4,862         33,694
Carpenter Technology Corp.                                4,338        115,478
Centex Construction Products Inc.                         1,352         43,332
Century Aluminum Co.                                      2,500         33,400
ChemFirst Inc.                                            2,505         60,045
Circor International                                      1,620         29,889
CLARCOR Inc.                                              4,491        121,931
Cleveland Cliffs Inc.                                     2,714         49,666
Commercial Metals Co.                                     2,377         83,147
Comp X International (a)                                    770          9,987
CoorsTek Inc. (a)                                         1,400         44,576
Corn Products International Inc.                          6,566        231,451
Crestline Capital Corp. (a)                               2,711         84,204
Crompton Corp. (a)                                       19,909        179,181
Cytec Industries Inc. (a)                                 7,541        203,607
Dal-Tile International Inc. (a)                          10,890        253,192
Delta & Pine Land Co.                                     6,303        142,637
Deltic Timber Corp.                                       1,979         54,225
Dycom Industries Inc. (a)                                 8,250        137,857
Earthshell Corp. (a)                                      8,110         16,220
EDEN Bioscience (a)                                       3,530         17,897
Elcor Corp.                                               3,711        103,129
Emcor Group Inc. (a)                                      2,361        107,189
Encore Wire Corp. (a)                                     2,100         25,410
Energy Conversion Devices Inc. (a)                        2,700         51,219
Fairchild Corp. (a)                                       2,160          6,264
Ferro Corp.                                               5,621        145,022
Florida Rock Industries Inc.                              3,968        145,149
Foamex International Inc. (a)                             2,600         21,060
Forest City Enterprises                                   4,373        169,235
Georgia Gulf Corp.                                        5,114         94,609
Getty Realty Corp.                                        2,010         37,889
Gibraltar Steel Corp.                                     1,461         25,597
Granite Construction Inc.                                 6,228        149,970
Greif Brothers Corp.                                      2,335         76,938
Griffon Corp. (a)                                         4,521         67,815
Harsco Corp.                                              7,699        264,076
HB Fuller Co.                                             5,452        156,854
Hexcel Corp. (a)                                          3,500         10,780
Hughes Supply Inc.                                        4,843        149,503
IMC Global Inc. (a)                                      20,140        261,820
Insignia Financial Group Inc. (a)                         3,474         37,519
Insituform Technology Inc. (a)                            4,733        121,070
Integrated Electrical Services Inc. (a)                   5,535         28,339
Interface Inc.                                            7,984         44,790
Intermagnetics General Corp. (a)                          2,886         74,747
International Specialty Products Inc. (a)                 3,387         30,314
Ivex Packaging Corp. (a)                                  3,567         67,773
Jones Lang LaSalle Inc. (a)                               5,387         97,235
Kaiser Aluminum Corp. (a)                                 4,867          7,885
Kaydon Corp.                                              4,713        106,891
Lennox International Inc.                                 7,600         73,720
Liqui Box Corp.                                             622         25,658
LNR Property Corp.                                        4,593        143,210
Lone Star Technologies Inc. (a)                           4,869         85,694
Longview Fibre Co.                                        8,796        103,881
Louisiana-Pacific Corp.                                  18,900        159,516
LSI Industries Inc.                                       2,235         38,889
Lydall Inc. (a)                                           2,370         23,700

               See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                     PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 2001
                                   (Audited)

                                                         Shares       Value
                                                         ------       -----
Common Stocks (Cont.)
Materials & Processes (Cont.)
MacDermid Inc.                                              3,723  $    63,105
Maverick Tube Corp. (a)                                     5,988       77,545
Medis Technologies Ltd. (a)                                 1,470       10,805
Millennium Chemicals Inc.                                  12,260      154,476
Minerals Technologies Inc.                                  3,751      174,947
Mission West Properties                                     1,910       24,295
Mobile Mini Inc. (a)                                        2,170       84,890
Mueller Industries Inc. (a)                                 5,645      187,696
Myers Industries Inc.                                       2,913       39,762
Nanophase Technologies Corp. (a)                            2,100       12,369
NCH Corp.                                                     503       26,231
NCI Building Systems Inc. (a)                               2,705       47,879
New England Business Service Inc.                           1,986       38,032
NL Industries Inc.                                          2,829       43,199
Nn Inc.                                                     1,800       20,070
Nortek Inc. (a)                                             1,876       52,340
NS Group Inc. (a)                                           3,110       23,263
Octel Corp. (a)                                             1,450       26,100
Olin Corp. (a)                                              6,920      111,689
Omnova Solutions                                            7,026       47,777
Oregon Steel Mills Inc.                                     4,890       24,206
Owens-Illinois Inc. (a)                                    27,100      270,729
Paxar Corp. (a)                                             6,271       89,048
Penn Engineering & Manufacturing Corp.                      2,200       36,850
Perini Corp. (a)                                            1,700       11,900
PH Glatfelter Co.                                           3,517       54,795
Pitt-Des Moines Inc. (a)                                      710       22,010
PolyOne Corp. (a)                                          16,229      159,044
Pope & Talbot Inc.                                          2,700       38,475
Potlatch Corp.                                              6,043      177,181
Quaker Chemical Corp. (a)                                   1,150       23,690
Quaker Fabric Corp. (a)                                     1,870       15,540
Quanex Corp.                                                2,982       84,391
Rayonier Inc.                                               5,381      271,579
Reliance Steel & Aluminum Co.                               4,261      111,851
Roanoke Electric Steel Corp.                                1,860       25,668
Rock-Tenn Co.                                               3,213       46,267
Rogers Corp. (a)                                            3,388      102,656
Rohn Industries Inc. (a)                                    2,600        5,356
RPM Inc.                                                   19,140      276,764
RTI International Metals Inc. (a)                           3,583       35,651
Ryerson Tull Inc.                                           4,177       45,947
Scotts Co. (a)                                              3,155      150,178
Silgan Holdings Inc. (a)                                    1,570       41,071
Simpson Manufacturing Co. Inc. (a)                          1,488       85,262
SLI Inc.                                                    4,436       11,578
Southern Peru Copper Corp.                                  4,783       57,157
Spartech Corp.                                              2,323       47,738
SPS Technologies Inc. (a)                                   2,149       75,043
Standard Register                                           2,563       47,492
Steel Dynamics Inc. (a)                                     6,079       70,577
Stepan Co.                                                    773       18,768
Stillwater Mining Co. (a)                                   7,283      134,735
Symyx Technologies Inc. (a)                                 4,600       97,704
Tejon Ranch Corp.                                           1,092       26,110
Terra Industries Inc.                                       6,630       23,205
Texas Industries Inc.                                       4,171      153,910
Timken Co.                                                  9,185      148,613
Titanium Metals Corp.                                       2,150        8,579
Trammell Crow Co. (a)                                       4,778       55,903
Tredegar Corp.                                              3,974       75,506
Trex Co. Inc. (a)                                           1,205       22,883
UCAR International Inc. (a)                                 9,795      104,806
Unifi Inc. (a)                                              8,974       65,061
Uniroyal Technology Corp. (a)                               2,530        8,096
Universal Forest Products Inc.                              2,485       52,011
URS Corp. (a)                                               2,383       65,318
US Concrete Inc. (a)                                        2,430       16,038
USEC Inc.                                                  14,579      104,386
USG Corp. (a)                                               7,640       43,701
Valence Technology Inc. (a)                                 5,450       18,367
Valmont Industries Inc.                                     2,464       35,629
Watsco Inc.                                                 3,537       50,225
Wausau-Mosinee Paper Corp.                                  8,178       98,954
WD-40 Co.                                                   2,832       75,473
Wellman Inc.                                                5,545       85,892
Wilson Greatbatch Technologies (a)                          1,830       66,063
Wolverine Tube Inc. (a)                                     2,181       24,754
Worthington Industries Inc.                                12,024      170,741
York International Corp.                                    7,500      285,975
                                                                   -----------
                                                                    13,251,901
                                                                   -----------
Oil & Gas (2.8%)
3TEC Energy Corp. (a)                                       2,330       32,620
ATP Oil & Gas Corp. (a)                                       940        2,801
Atwood Oceanics Inc. (a)                                    2,045       71,268
Berry Petroleum Co. Class A                                 3,305       51,888
Cabot Oil & Gas Corp.                                       5,231      125,805
Cal Dive International Inc. (a)                             6,418      158,396
Callon Petroleum Co. (a)                                    2,000       13,700
Carbo Ceramics Inc.                                         1,767       69,196
Chesapeake Corp.                                            3,307       91,968
Chesapeake Energy Corp. (a)                                25,067      165,693
Chiles Offshore Inc. (a)                                    1,270       25,260
Clayton Williams Energy Inc. (a)                            1,100       14,410
Comstock Resources Inc. (a)                                 4,030       28,210
Denbury Resources Inc. (a)                                  3,000       21,930
Dril-Quip Inc. (a)                                          1,888       45,501
EEX Corp. (a)                                               6,109       11,241
EMEX Corp. (a)                                              2,326        7,211
Encore Acquisition (a)                                      1,170       15,573
Energy Partners Ltd. (a)                                    2,574       19,434
Evergreen Resources Inc. (a)                                3,122      120,540
Frontier Oil Corp.                                          5,030       83,699

               See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                     PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 2001
                                   (Audited)

                                                         Shares       Value
                                                         ------       -----
Common Stocks (Cont.)

Oil & Gas (Cont.)
FuelCell Energy Inc. (a)                                  6,140     $  111,380
Grey Wolf Inc. (a)                                       25,506         75,753
Gulf Island Fabrication Inc. (a)                          1,600         20,016
Holly Corp.                                               1,600         30,800
Horizon Offshore Inc. (a)                                 2,440         18,398
Hydril Co. (a)                                            2,280         40,196
KCS Group Inc.                                            4,580         14,290
Key Energy Services Inc. (a)                             16,900        155,480
Key Production Inc. (a)                                   2,400         40,800
Lufkin Industries Inc.                                      910         24,388
Magnum Hunter Resources Inc. (a)                          5,090         42,247
McMoRan Exploration Co. (a)                               3,356         19,431
Meridian Resource Corp. (a)                               5,932         23,669
Millennium Cell Inc. (a)                                  2,790         14,564
NATCO Group (a)                                           1,440         10,080
Newpark Resources Inc. (a)                               11,595         91,600
Nuevo Energy Co. (a)                                      2,732         40,980
Oceaneering International Inc. (a)                        3,749         82,928
Oil States International Inc. (a)                         1,710         15,561
OSCA Inc. (a)                                             1,240         25,854
Parker Drilling Co. (a)                                  15,457         57,036
Patina Oil & Gas Corp.                                    3,810        104,775
Penn Virginia Corp.                                       1,700         57,970
Petroquest Energy Inc. (a)                                3,980         21,174
Plains Resources Inc. (a)                                 4,374        107,644
Prima Energy Corp. (a)                                    1,800         39,150
Prize Energy Corp. (a)                                      970         22,426
Pure Resources Inc. (a)                                   4,110         82,611
PYR Energy Corp. (a)                                      2,750          5,445
Quicksilver Resources Inc. (a)                            1,270         24,193
Range Resources Corp.                                     8,580         39,039
Remington Oil and Gas Corp. (a)                           2,730         47,229
RPC Inc.                                                  3,405         60,098
Seacor Smit Inc. (a)                                      3,113        144,443
Seitel Inc. (a)                                           3,536         48,090
Spinnaker Exploration Co. (a)                             3,710        152,704
St. Mary Land & Exploration Co.                           4,924        104,340
Stone Energy Corp. (a)                                    4,169        164,675
Superior Energy Services Inc. (a)                         7,900         68,335
Swift Energy Co. (a)                                      4,054         81,891
Syntroleum Corp. (a)                                      5,113         36,302
Tesoro Petroleum Corp. (a)                                7,215         94,589
The Houston Exploration Co. (a)                           1,567         52,620
Tom Brown Inc. (a)                                        6,254        168,920
TransMontaigne Inc. (a)                                   3,354         18,279
Trico Marine Services Inc. (a)                            4,580         34,579
Unit Corp. (a)                                            6,300         81,270
Universal Compression Holdings Inc. (a)                   2,222         65,527
Veritas DGC Inc. (a)                                      5,651        104,543
Vintage Petroleum Inc.                                    8,626        124,646
Westport Resources Inc. (a)                               5,866        101,775
Xanser Corp. (a)                                          4,660          9,367
                                                                    ----------
                                                                     4,400,444
                                                                    ----------
Other (0.6%)
Carlisle Companies Inc.                                   6,200        229,276
Federal Signal Corp.                                      8,747        194,796
Fisher Communications Inc.                                  600         26,400
Gencorp International Inc.                                5,456         76,984
GenTek Inc.                                               2,536          4,337
Kaman Corp.                                               3,832         59,779
Lancaster Colony Corp.                                    5,400        191,754
National Service Industries Inc.                          8,100         16,362
Quixote Corp.                                               870         16,530
Sequa Corp. Class A (a)                                   1,075         51,084
Terremark Worldwide Inc. (a)                             15,300          8,721
US Industries Inc.                                       13,600         34,816
Walter Industries Inc.                                    6,405         72,440
                                                                    ----------
                                                                       983,279
                                                                    ----------
Technology (14.0%)

3-D Systems Corp. (a)                                     1,370         19,523
ACT Manufacturing Inc. (a)                                1,900            665
Actel Corp. (a)                                           4,602         91,626
Actuate Corp. (a)                                         8,552         45,069
Adtran Inc. (a)                                           4,490        114,585
Advanced Digital Information Corp. (a)                   11,640        186,706
Aeroflex Inc. (a)                                        11,312        214,136
Aether Systems Inc. (a)                                   5,200         47,840
Agile Software Corp. (a)                                  6,120        105,386
Akamai Technology Inc. (a)                               15,410         91,535
Alliance Fiber Optic Products Inc. (a)                    3,200          4,544
Alliance Semiconductor Corp. (a)                          5,777         69,786
Alloy Online (a)                                          1,490         32,080
Alpha Industries Inc. (a)                                 8,300        180,940
American Management Systems Inc. (a)                      7,350        132,888
Anadigics Inc. (a)                                        6,046         92,202
Analogic Corp.                                              996         38,356
Anaren Microwave Inc. (a)                                 4,420         76,554
Anixter International Inc. (a)                            5,504        159,671
Ansoft Corp. (a)                                          1,040         15,184
answerthink Inc. (a)                                      6,861         44,802
Ansys Inc. (a)                                            3,050         75,183
Arbitron Inc. (a)                                         5,700        194,655
Art Technology Group Inc. (a)                            10,440         36,331
Artisan Components Inc. (a)                               2,700         42,660
Ascential Software Corp. (a)                             52,080        210,924
AsiaInfo Holdings Inc. (a)                                5,030         87,623
Aspect Communications (a)                                 9,510         36,899
Aspen Technology Inc. (a)                                 6,213        104,378
Auspex Systems Inc. (a)                                   8,450         15,210
Avanex Corp. (a)                                          5,390         31,801
Avant! Corp. (a)                                          7,290        149,372

               See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                     PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 2001
                                   (Audited)

                                                           Shares       Value
                                                           ------       -----
Common Stocks (Cont.)

Technology (Cont.)
Avici Systems Inc. (a)                                      9,200     $ 26,772
Avid Technology Inc. (a)                                    4,510       54,797
Avocent Corp. (a)                                           8,677      210,417
Aware Inc. (a)                                              4,082       33,881
AXT Inc. (a)                                                3,489       50,346
BEI Technologies Inc. (a)                                   1,820       31,741
Bel Fuse Inc. Class B                                       1,400       35,070
Bell Miroproducts Inc. (a)                                  3,300       41,646
Benchmark Electronics Inc. (a)                              4,293       81,395
Black Box Corp. (a)                                         3,922      207,395
Blue Martini Software Inc. (a)                              2,190        6,592
Boreland Software Corp. (a)                                 9,470      148,300
Braun Consulting Inc. (a)                                   2,800        9,940
Brio Technology Inc. (a)                                    3,447        9,927
BSQUARE Corp. (a)                                           2,700       11,259
Cacheflow (a)                                               4,940       13,239
CACI International Inc. (a)                                 3,558      140,488
Caliper Technologies Corp. (a)                              4,610       71,962
Caminus Corp. (a)                                           1,690       38,870
Carrier Access Corp. (a)                                    1,959        5,720
Catapult Communications Corp. (a)                           1,130       29,448
Celeritek Inc. (a)                                          2,250       30,128
Centillium Communications Inc. (a)                          4,550       35,763
Centra Software Inc. (a)                                    4,170       33,360
Checkpoint Systems Inc. (a)                                 5,864       78,578
ChipPAC Inc. (a)                                            5,900       43,778
Chordiant Software Inc. (a)                                 6,800       53,788
Ciber Inc. (a)                                              8,543       80,731
Clarent Corp. (a)                                           6,050       32,489
Click Commerce (a)                                          3,600       11,376
Cognizant Technology Solutions Corp. (a)                    1,628       66,715
Coherent Inc. (a)                                           5,437      168,112
Commerce One Inc. (a)                                      52,200      186,354
Commscope Inc. (a)                                          9,980      212,275
Computer Network Technology (a)                             5,999      106,722
Concurrent Computer Corp. (a)                              11,753      174,532
Constellation 3D Inc. (a)                                   2,540        2,184
Convera Corp. (a)                                           4,091       13,705
Copper Mountain Networks Inc. (a)                           9,970       16,849
Corillian Corp. (a)                                         3,720       17,819
CoSine Communications Inc. (a)                              1,000        1,550
Covansys Corp. (a)                                          3,959       35,433
Crossroads Systems Inc. (a)                                 3,890       17,466
Cubic Corp.                                                   810       41,602
Daktronics Inc. (a)                                         1,780       15,041
Datastream Systems Inc. (a)                                 2,847       17,566
DDI Corp. (a)                                               7,420       73,013
Digex Inc. (a)                                              4,470       13,365
Digimarc Corp. (a)                                          2,000       37,160
Digital Lightwave Inc. (a)                                  2,500       23,450
Digitas Inc. (a)                                            2,610       10,492
Ditech Communications Corp. (a)                             4,400       26,488
divine inc. (a)                                             1,180          873
DMC Stratex Networks Inc. (a)                              14,470      112,577
Docent Inc. (a)                                             6,880       21,810
Documentum Inc. (a)                                         7,436      161,510
DRS Technologies Inc. (a)                                   2,140       76,291
DSP Group Inc. (a)                                          4,488      104,391
Duraswitch Industries Inc. (a)                                800        6,800
E.piphany Inc. (a)                                         12,950      112,794
Echelon Corp. (a)                                           4,310       61,030
EDO Corp. (a)                                               1,690       44,701
Elantec Semiconductor Inc. (a)                              4,400      168,960
Electronics For Imaging Inc. (a)                           10,460      233,363
Embarcadero Technologies (a)                                1,620       39,204
Entrust Technologies Inc. (a)                               9,690       98,741
EPIQ Systems Inc. (a)                                       2,025       39,184
Esco Technologies Inc. (a)                                  2,120       73,119
eSpeed Inc. (a)                                             2,940       24,343
ESS Technology Inc. (a)                                     5,809      123,499
Exar Corp. (a)                                              7,310      152,413
Excel Technology Inc. (a)                                   1,820       31,668
EXE Technologies Inc. (a)                                   6,390       32,525
Extensity Inc. (a)                                          2,730        5,951
F5 Network Inc. (a)                                         3,900       84,006
FalconStor Software, Inc. (a)                               2,560       23,194
Fibercore Inc. (a)                                          5,660       13,584
FileNet Corp. (a)                                           6,860      139,189
FLIR Systems Inc. (a)                                       2,060       78,115
Forrester Research Inc. (a)                                 2,338       47,087
Gartner Group Inc. (a)                                     14,110      164,946
Genelabs Technologies Inc. (a)                                800        1,480
Genuity Inc. (a)                                           17,000       26,860
Gerber Scientific Inc.                                      3,458       32,159
GlobeSpan Virata Inc. (a)                                  20,419      264,426
Handspring Inc. (a)                                         3,710       25,005
Harmonic Inc. (a)                                          10,270      123,445
Helix Technology Corp.                                      4,518      101,881
hi/fn inc. (a)                                              1,478       21,387
HNC Software Inc. (a)                                       6,707      138,164
Hutchinson Technology Inc. (a)                              4,933      114,544
Hyperion Solutions Corp. (a)                                5,939      117,949
I-many Inc. (a)                                             5,990       57,804
iBasis Inc. (a)                                             7,300        9,563
Identix Inc. (a)                                            5,725       83,528
IDX Systems Corp. (a)                                       3,540       46,055
II-VI Inc. (a)                                              1,730       29,808
Imation Corp. (a)                                           7,089      152,981
Indus International Inc. (a)                                5,600       40,880
Inet Technologies Inc. (a)                                  2,220       23,465
InFocus Corp. (a)                                           7,812      172,020
Information Resources Inc. (a)                              4,870       40,421
Inktomi Corp. (a)                                          20,770      139,367
Innovative Solutions & Supply (a)                           1,300       10,101
Integral Systems Inc. (a)                                   1,600       30,800

               See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                     PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 2001
                                   (Audited)

                                                          Shares        Value
                                                          ------        -----
Common Stocks (Cont.)

Technology (Cont.)
Integrated Circuit Systems Inc. (a)                       5,400       $121,986
Integrated Silicon Solution (a)                           4,840         59,242
Inter-Tel Inc.                                            3,318         63,772
Interactive Intelligence Inc. (a)                         1,300          9,035
Intergraph Corp. (a)                                      8,844        121,517
Interland Inc. (a)                                        5,310         11,204
InterTrust Technologies Corp. (a)                         9,000         11,070
InterVoice-Brite Inc. (a)                                 5,441         69,645
Iomega Corp. (a)                                          9,211         76,912
ITXC Corp. (a)                                            4,850         34,872
Ixia (a)                                                  7,490         96,246
IXYS Corp. (a)                                            1,750         14,158
J.D. Edwards & Co. (a)                                   19,350        318,307
JDA Software Group Inc. (a)                               3,731         83,388
JNI Corp. (a)                                             4,200         34,902
Kana Communications (a)                                     690         13,427
Keane Inc. (a)                                            9,630        173,629
Keithley Instruments Inc.                                 1,350         22,815
Keynote Systems Inc. (a)                                  4,280         40,018
Kopin Corp. (a)                                          12,480        174,720
Kroll Inc. (a)                                            2,490         37,599
Lantronix Inc. (a)                                        2,920         18,454
LeCroy Corp. (a)                                          1,200         21,840
Legato Systems Inc. (a)                                  17,140        222,306
Lexar Media Inc. (a)                                        510          1,346
Lexent Inc. (a)                                           3,540         22,125
Liberate Technologies Inc. (a)                           19,280        221,334
LightPath Technologies Inc. (a)                           3,710         13,171
Littelfuse Inc. (a)                                       3,171         83,207
Loudcloud Inc. (a)                                        1,180          5,003
Macromedia Inc. (a)                                      11,750        209,150
Manhattan Associates Inc. (a)                             2,824         82,320
Manufactures Services Ltd. (a)                            3,130         19,563
MapInfo Corp. (a)                                         2,450         38,441
MatrixOne Inc. (a)                                        5,650         73,394
Maxwell Technologies Inc. (a)                             1,710         16,758
McAfee.com Corp. (a)                                      1,600         54,256
MCSI (a)                                                  2,059         48,284
Mechanical Technology Inc. (a)                            3,385          9,275
MEMC Electronic Materials Inc. (a)                        7,614         27,030
Mercury Computer Systems Inc. (a)                         3,594        140,561
Merix Corp. (a)                                           2,500         43,125
MetaSolv Inc. (a)                                         4,740         37,209
Methode Electronics Inc.                                  6,261         50,088
Micro General Corp. (a)                                   1,900         26,049
Microsemi Corp. (a)                                       5,300        157,410
MicroStrategy Inc. (a)                                    3,944         15,184
Microtune Inc. (a)                                        3,330         78,122
MIPS Technologies Inc. (a)                                7,860         67,910
Moldflow Corp. (a)                                          700         10,024
MRO Software Inc. (a)                                     2,778         64,950
MRV Communications Inc. (a)                              14,942         63,354
MSC Software Corp. (a)                                    3,740         58,344
Neon Communications Inc. (a)                              1,682          4,558
Net2Phone Inc. (a)                                        3,900         26,325
Netegrity Inc. (a)                                        5,040         97,574
NetIQ Corp. (a)                                           7,936        279,823
Netro Corp. (a)                                           7,200         26,424
NetScout Systems Inc. (a)                                 3,020         23,888
New Focus Inc. (a)                                        9,590         36,538
Newport Corp.                                             6,360        122,621
Next Level Com Inc. (a)                                   3,860         12,931
NMS Communications Corp. (a)                              6,800         32,776
Novadigm Inc. (a)                                         2,450         23,251
Novell Inc. (a)                                             752        297,212
Nu Horizons Electronics Corp. (a)                         2,650         27,242
Nuance Communications Inc. (a)                            5,020         45,682
Numerical Technologies Inc. (a)                           3,770        132,704
NYFIX Inc. (a)                                            5,090        101,902
Oak Technology Inc. (a)                                   9,630        132,412
ON Semiconductor Corp. (a)                                5,870         12,151
Onyx Software Corp. (a)                                   6,008         23,431
Oplink Communications (a)                                21,520         40,565
Opnet Technologies Inc. (a)                               1,470         21,183
Optical Communication Products (a)                          850          3,349
OTG Software Inc. (a)                                     3,400         34,000
Packeteer Inc. (a)                                        4,300         31,691
Park Electrochemical Corp.                                3,380         89,232
PC-Tel Inc. (a)                                           3,100         30,101
PEC Solutions Inc. (a)                                      130          4,889
Pemstar Inc. (a)                                          3,440         41,280
Performance Technologies Inc. (a)                         1,720         22,910
Pericom Semiconductor Corp. (a)                           4,250         61,625
Perot Systems Corp. (a)                                  11,600        236,872
Phoenix Technologies Ltd. (a)                             4,026         46,863
Pinnacle Entertainment Inc. (a)                           3,238         19,525
Pioneer Standard Electronics Inc.                         5,588         70,968
Pixelworks Inc. (a)                                       4,310         69,219
Planar Systems Inc. (a)                                   1,790         37,769
Plexus Corp. (a)                                          8,024        213,117
PLX Technology Inc. (a)                                   3,168         39,948
Pomeroy Computer Resources Inc. (a)                       1,710         23,085
Power Integrations Inc. (a)                               4,816        109,997
Progress Software Corp. (a)                               5,446         94,107
Proxim Inc. (a)                                           4,924         48,846
Pumatech Inc. (a)                                         6,990         18,034
Radiant Systems Inc. (a)                                  2,864         32,936
RadiSys Corp. (a)                                         3,447         67,768
Rainbow Technologies Inc. (a)                             4,350         32,190
Rambus Inc. (a)                                          15,450        123,445
Read-Rite Corp. (a)                                      21,820        144,230
Red Hat Inc. (a)                                          4,870         34,577
Register.com Inc. (a)                                     3,650         41,975
Remec Inc. (a)                                            8,879         88,701
Research Frontiers Inc. (a)                               1,900         31,844
Richardson Electronics Ltd.                               1,250         15,125

               See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2001
                                    (Audited)

                                                           Shares       Value
                                                           ------       -----
Common Stocks (Cont.)

Technology (Cont.)
Roxio Inc. (a)                                              3,600    $    59,580
Saba Software Inc. (a)                                      4,710         24,586
Safeguard Scientifics Inc. (a)                             22,640         79,240
Sage Inc. (a)                                               2,130         78,959
Sanchez Computer Associates Inc. (a)                        2,713         23,196
Sapient Corp. (a)                                          14,200        109,624
SatCon Technology Corp. (a)                                 2,100         10,920
SBS Technologies Inc. (a)                                   2,550         37,154
Scansource Inc. (a)                                         1,240         59,024
SCM Microsystems Inc. (a)                                   2,939         43,027
SeaChange International Inc. (a)                            3,570        121,808
Secure Computing Corp. (a)                                  5,730        117,751
Seebeyond Technology Corp. (a)                              5,030         48,791
Selectica Inc. (a)                                          4,080         24,684
SERENA Software Inc. (a)                                    3,144         68,351
Signalsoft Corp. (a)                                        3,210         14,349
Silicon Graphics Inc. (a)                                  21,320         44,772
Silicon Image Inc. (a)                                      8,990         33,802
Silicon Laboratories (a)                                    2,030         68,431
Silicon Storage Technology Inc. (a)                        14,730        141,997
Siliconix Inc. (a)                                            340          9,323
Simplex Solutions Inc. (a)                                  1,000         17,000
Sipex Corp. (a)                                             4,151         53,340
Sirenza Microdevices Inc. (a)                               1,950         11,876
Sonicblue Inc. (a)                                         15,299         61,808
SonicWALL Inc. (a)                                          8,200        159,408
Sorrento Networks Corp. (a)                                 2,450          8,796
Spectra Site Holdings Inc. (a)                             12,460         44,731
Spectrian Corp. (a)                                         2,070         22,832
SpeechWorks International Inc. (a)                          5,470         61,538
SPSS Inc. (a)                                               1,682         29,856
Standard Microsystems Corp. (a)                             2,600         40,352
StarBase Corp. (a)                                          9,780          6,650
Stellent Inc. (a)                                           4,030        119,127
Stratos Lightwave Inc. (a)                                 11,628         71,512
Sunrise Telecom Inc. (a)                                    3,190         12,792
Supertex Inc. (a)                                           1,650         28,892
Support.Com Inc. (a)                                        4,100         25,707
Sykes Enterprises Inc. (a)                                  3,988         37,248
Synplicity (a)                                              2,270         30,622
Syntel Inc. (a)                                             1,389         17,960
Systems & Computer Technology Corp. (a)                     5,789         59,858
Talx Corp.                                                  2,438         60,901
Tetra Technologies Inc. (a)                                 2,360         49,442
The Titan Corp. (a)                                        10,680        266,466
Three-Five Systems Inc. (a)                                 4,400         70,004
Transaction Systems Architects Inc. (a)                     7,055         86,494
TranSwitch Corp. (a)                                       15,410         69,345
Trikon Technologies Inc. (a)                                1,930         22,678
Trimble Navigation Ltd. (a)                                 5,248         85,070
Tripath Technology Inc. (a)                                 2,890          4,942
TriQuint Semiconductor Inc. (a)                            24,727        303,153
TriZetto Group Inc. (a)                                     3,660         48,019
TTM Technologies Inc. (a)                                   2,020         20,442
Turnstone Systems Inc. (a)                                  5,500         21,835
Ulticom Inc. (a)                                            1,660         16,700
United Industrial Corp.                                     1,890         31,658
Universal Access Global Holdings Inc. (a)                   8,360         39,208
Universal Display Corp. (a)                                 3,100         28,210
Unova Inc. (a)                                              8,318         48,244
USinternetworking Inc. (a)                                    340             68
VA Linux Systems Inc. (a)                                   2,300          5,635
Vastera Inc. (a)                                            3,650         60,627
VaxGen Inc. (a)                                             1,520         17,632
Verity Inc. (a)                                             5,854        118,543
ViaSat Inc. (a)                                             2,590         40,404
Viasystems Group Inc. (a)                                   7,160          4,511
Viewpoint Corp. (a)                                         7,930         54,003
Virage Logic Corp. (a)                                      1,650         31,730
Visual Networks Inc. (a)                                    5,720         26,426
Vitria Technology Inc. (a)                                 13,980         89,332
WatchGuard Technologies Inc. (a)                            4,400         28,644
Wave Systems Corp. (a)                                      9,465         21,202
WebEX Communications Inc. (a)                               3,670         91,199
Webmethods Inc. (a)                                         5,300         88,828
Websense Inc. (a)                                           3,200        102,624
Western Digital Corp. (a)                                  32,482        203,662
Witness Systems Inc. (a)                                    2,080         27,706
WJ Communications Inc. (a)                                  2,770         10,111
Xicor Inc. (a)                                              4,070         45,177
Xybernaut Corp. (a)                                         8,550         20,349
Zebra Technologies Corp. (a)                                5,375        298,366
ZixIt Corp. (a)                                             2,572         13,014
Zomax Inc. (a)                                              5,028         40,174
Zoran Corp. (a)                                             3,430        111,955
                                                                     -----------
                                                                      21,801,633
                                                                     -----------

Utilities & Energy (5.1%)
Adaptec Inc. (a)                                           19,190        278,255
Adelphia Business Solutions Inc. (a)                        5,927          3,439
AGL Resources Inc.                                          9,730        223,985
AirGate PCS Inc. (a)                                        2,340        106,587
Alamosa Holdings Inc. (a)                                  13,600        162,248
Alaska Communications Systems Group (a)                     3,600         28,692
American States Water Co.                                   1,690         59,066
AT&T Latin America Corp. (a)                                9,130         10,773
Atmos Energy Corp.                                          8,026        170,553
Avista Corp.                                                8,858        117,457
Boston Communications Group (a)                             3,240         36,774
California Water Service Group                              2,286         58,865
Cascade Natural Gas Corp.                                   1,826         40,263
Centennial Communications Corp. (a)                         2,020         20,685

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2001
                                   (Audited)

                                                           Shares       Value
                                                           ------       -----
Common Stocks (Cont.)

Utilities & Energy (Cont.)
Central Vermont Public Service Corp.                        2,260   $     37,742
CH Energy Group Inc.                                        3,682        160,057
Choice One Communications Inc. (a)                          2,770          9,806
CLECO Corp.                                                 7,752        170,311
Commonwealth Telephone Enterprises Inc. (a)                 1,865         84,858
Conestoga Enterprises Inc.                                  1,880         60,066
Connecticut Water Services Inc.                             1,125         33,266
Covanta Energy Corp.                                        8,721         39,419
CT Communications Inc.                                      2,904         47,945
Dobson Communications Corp. (a)                             4,210         35,953
DQE Inc. (a)                                               11,370        215,234
El Paso Electric Co. (a)                                    9,021        130,805
Empire District Electric Co.                                3,298         69,258
Energen Corp.                                               5,149        126,923
Focal Communications Corp. (a)                                 80             49
General Communication Inc. (a)                              6,647         56,699
Golden Telecom Inc. (a)                                     2,300         26,841
H Power Corp. (a)                                           4,440         13,853
Hawaiian Electric Industries Inc.                           6,514        262,384
Hickory Tech Corp.                                          2,400         40,680
IDT Corp. (a)                                               8,109        158,207
IDT Corp. Class B (a)                                       3,668         60,925
IMPSAT Fibre Networks Inc. (a)                              2,190            383
Input/Output Inc. (a)                                       8,035         65,967
Intrado Inc. (a)                                            2,090         56,012
ITC DeltaCom Inc. (a)                                       8,675          7,547
Leap Wireless International Inc. (a)                        6,628        138,989
Madison Gas & Electric Co.                                  2,692         71,203
Middlesex Water Co.                                           800         27,136
Montana Power Co. (a)                                      18,880        108,560
Network Plus Corp. (a)                                      3,780          4,385
New Jersey Resources Corp.                                  3,639        170,305
NewPower Holdings Inc. (a)                                  5,440          4,026
North Pittsburgh Systems Inc.                               2,786         51,541
Northwest Natural Gas Co.                                   4,793        122,222
NorthWestern Corp.                                          6,292        132,447
NTELOS Inc.                                                 3,075         47,632
NUI Corp.                                                   3,123         74,015
Oneok Inc.                                                 10,568        188,533
Otter Tail Power Co.                                        4,336        126,351
Peoples Energy Corp.                                        6,950        263,613
Philadelphia Suburban Corp.                                10,022        225,996
Piedmont Natural Gas Co. Inc.                               5,365        192,067
PNM Resources Inc.                                          7,551        211,050
Price Communications Corp. (a)                              9,432        180,057
RCN Corp. (a)                                               6,060         17,756
RGS Energy Group Inc.                                       6,284        236,278
Rural Cellular Corp. (a)                                    1,900         42,275
SEMCO Energy Inc.                                           3,150         33,863
Sierra Pacific Resources Corp.                             18,443        277,567
SJW Corp.                                                     339         28,913
South Jersey Industries Inc.                                2,395         78,077
Southern Union Co. (a)                                      5,798        109,350
Southwest Gas Corp.                                         5,365        119,908
Southwestern Energy Co.                                     4,543         47,247
The Laclede Group Inc.                                      3,221         76,982
Ubiquitel Inc. (a)                                          9,880         73,606
UGI Corp.                                                   5,052        152,570
Uil Holdings Corp.                                          2,873        147,385
UniSource Energy Corp.                                      5,755        104,683
UnitedGlobalCom, Inc. (a)                                  13,800         69,000
US Unwired Inc. (a)                                         6,070         61,793
Western Gas Resources Inc.                                  4,238        136,972
WGL Holdings Inc.                                           9,161        266,310
WH Energy Services Inc. (a)                                 3,990         76,010
WPS Resources Corp.                                         5,575        203,766
                                                                    ------------
                                                                       7,989,271
                                                                    ------------
Total Common Stocks
(cost $159,032,193)                                                  151,549,170
                                                                    ------------

                                                       Shares or
                                                       principal
                                                         amount         Value
                                                       ---------        -----
Short-term Investments (2.7%)
U.S. Treasury Bills, 1.870%,
  February, 2002 (b)                                  $ 2,093,000   $  2,089,567
U.S. Treasury Bills, 1.710%,
  March, 2002 (b)                                       2,114,000      2,107,650
                                                                    ------------
Total Short-term Investments
(cost $4,196,550)                                                      4,197,217
                                                                    ------------
TOTAL INVESTMENTS (99.8%)
(cost $163,228,743)                                                  155,746,387

CASH AND OTHER ASSETS, NET OF
  LIABILITIES (0.2%)                                                     352,291
                                                                    ------------
NET ASSETS (100.0%)                                                 $156,098,678
                                                                    ============

(a)  Non-income producing security.

(b) At December 31, 2001, these securities have been pleadged to cover, in whole or in part, initial margin requirements for open futures contracts.

At December 31, 2001, net unrealized depreciation of $7,733,555 consisted of gross unrealized appreciation of $22,582,212 and gross unrealized depreciation of $30,315,767 based on cost of $163,479,942 for federal income tax purposes.

ADR - American Depository Receipts

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 2001
                                    (Audited)

                                                           Shares       Value
                                                           ------       -----
Common Stocks (99.2%)

Australia (3.5%)
Amcor Ltd.                                                 25,724     $   94,152
AMP LtdF.                                                  26,873        253,665
Aristocrat Leisure Ltd.                                    14,793         49,978
Australian & New Zeland Bank Group                         15,864        144,623
Australian Gas & Light Co.                                 10,332         48,040
BHP Ltd.                                                   87,543        470,535
Boral Ltd.                                                 26,571         44,748
Brambles Industries Ltd.                                   20,285        107,993
Coca-Cola                                                  25,679         78,621
Cochlear Ltd.                                                 849         19,774
Coles Myer Ltd.                                            30,818        132,516
Commonwealth Bank of Australia                             28,062        430,087
Computershare Ltd.                                         13,812         37,331
CSL Ltd.                                                    3,801        100,186
CSR Ltd.                                                   35,878        124,705
ERG Ltd.                                                      234             66
Erste Banks                                                    96          5,103
Fosters Brewing Group Ltd.                                 47,402        117,927
General Property                                           54,626         79,137
Goodman Fielder Ltd.                                       28,359         20,033
Infrastructure                                             11,050         19,797
James Hardie Industries Ltd.                                7,256         22,260
Leighton Holdings Ltd.                                      4,775         25,299
Lend Lease Corp. Ltd.                                      11,333         75,708
Macquarie Bank Ltd.                                         1,054         20,207
Mayne Nickless Ltd.                                        17,780         62,619
MIM Holdings Ltd.                                          34,958         20,401
Mirvac Group                                               37,174         73,642
National Australia Bank Ltd.                               36,913        602,018
News Corp. Ltd. ADR                                        46,526        372,064
Normandy Mining Ltd.                                       48,982         45,382
NRMA Insurance Group                                       12,127         19,368
Orica Ltd.                                                 20,055         74,019
Paperlinx Ltd.                                             11,403         28,433
QBE Insurance Group Ltd.                                   11,249         44,224
Rio Tinto Ltd.                                              8,257        157,260
Santos Ltd.                                                27,948         88,701
Sons of Gwalia NL                                           7,417         28,438
Southcorp Holdings                                         20,140         77,837
Suncorp Metway Ltd.                                         7,630         54,798
Tabcorp Holding Ltd.                                       12,961         65,286
Telstra Corp.                                             132,117        367,906
Transurban Group (a)                                       14,092         30,370
Wesfarmers Ltd.                                             9,610        152,451
Western Mining Corp. Holding Ltd.                          28,785        141,058
Westfield Holdings Ltd.                                     2,278         19,653
Westfield Trust                                             1,474          2,566
Westfield Trust New                                        49,586         87,926
Westpac Banking Corp.                                      37,278        300,647
Woodside Petroleum Ltd.                                     6,027         41,314
Woolworths Ltd.                                            25,757        148,198
                                                                      ----------
                                                                       5,629,070
                                                                      ----------

Austria (0.1%)
Oest Elektrizatswirts Class A                               1,105         82,647
OMV AG                                                        838         70,228
Telekom Ausria TA (a)                                       5,992         49,671
                                                                      ----------
                                                                         202,546
                                                                      ----------

Belgium (1.1%)
Agfa Gevaert NV                                             4,050         54,777
Colruyt SA                                                  1,329         57,984
Delhaize LE PS                                              2,041        106,222
Dexia                                                       6,514         93,671
Electrabel SA                                               1,230        256,275
Fortis Group                                               21,915        568,799
Groupe Bruxelles Lambert                                    2,967        155,999
Interbrew                                                   3,895        106,644
Kredietbank NPV                                             5,296        177,777
Solvay Et Cie Class A NPV                                   2,155        129,808
UCB BB                                                      4,065        164,578
                                                                      ----------
                                                                       1,872,534
                                                                      ----------

Denmark (0.9%)
D/S 1912 Class B                                               20        136,520
D/S Svendborg Class B                                          14        127,419
Danisco AS                                                  1,600         57,291
Den Danske Bank                                            18,110        290,613
Falck                                                         487         54,530
GN Store Nord                                               1,601          9,586
H. Lundbeck AS                                                686         17,663
ISS AS (a)                                                    970         47,743
Navision Software AS                                          900         24,143
Novo Nordisk                                                8,422        344,428
Novozymes AS Class B                                        1,984         40,034
Tele Danmark                                                4,420        157,471
Vestas Wind Systems                                         2,560         69,898
William DeMant Holding (a)                                  1,900         49,375
                                                                      ----------
                                                                       1,426,714
                                                                      ----------

Finland (2.3%)
Amer-Yhthymae OY Class A                                    1,561         41,003
Fortum                                                      9,500         40,179
Hartwall OY AB                                              1,800         36,702
Instrumentarium Group B                                       481         20,129
Kesko OY Osake                                              5,706         52,330
Kone OYJ-B                                                    306         22,614
Metso OYJ                                                   4,946         51,966
Nokia OYJ                                                 113,679      2,931,327
Outokumpo OY                                                2,110         22,263
Pohjola Group Insurance Class B                             1,815         32,079
Sampo Insurance Co.                                         9,000         70,520
Sonera Corp.                                               19,461         98,597
Stora Enso OY R                                             7,664         98,130
Tietoenator Corp.                                           2,312         61,244


                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2001
                                    (Audited)

                                                           Shares        Value
                                                           ------        -----
Common Stocks (Cont.)

Finland (Cont.)
UPM-Kymmene                                                 6,009    $   199,303
                                                                     -----------
                                                                       3,778,386
France (10.2%)
Accor SA                                                    4,559        165,743
Air Liquide SA                                              2,019        282,961
Alcatel                                                    27,424        468,833
Alstom                                                      3,911         43,495
Altran Technologies SA                                        448         20,244
Aventis SA                                                 18,042      1,281,152
AXA Co.                                                    37,679        787,404
BIC                                                         1,446         49,389
BNP Paribas                                                10,060        900,222
Bouygues                                                    5,994        196,404
Business Objects                                              599         20,027
Cap Gemini                                                  2,830        204,359
Carrefour Supermarche                                      14,693        764,027
Casino French                                               1,639        126,454
Castorama Dubois Investissemen                                500         25,755
Club Mediterrane                                              639         23,328
Compagnie De Saint Goban                                    1,970        297,318
Dassault Systemes SA                                        2,107        101,308
Essilor International                                       3,000         90,687
European Aeronautic Defense                                 3,346         40,638
France Telecom SA                                          16,858        673,966
Groupe Danone                                               3,302        402,794
Imetal                                                        521         50,008
L'Oreal                                                    12,616        908,773
Lafarge SA                                                  2,986        278,901
Lagardere Groupe                                            3,154        131,991
LMVH Co.                                                    8,991        365,856
Michelin Class B                                            3,220        106,226
Pechiney SA Class A                                         2,112        108,882
Pernod-Ricard                                               1,454        112,634
Pinault-Printemps-Redoute SA                                2,329        299,863
PS Peugeot Citroen                                          6,471        275,125
Publicis Groupe SA                                          3,008         79,680
Renault SA                                                  1,407         49,623
Sagem SA                                                      643         39,361
Sanofi-Synthelabo                                          13,296        992,089
Schneider SA                                                3,724        179,056
Soc Generale D'enterprises                                  1,969        115,448
Societe Air France                                            657          9,617
Societe Generale Class A                                    9,001        503,711
Sodexho Alliance                                            3,204        136,965
Suez                                                       23,014        696,717
Technip SA                                                    439         58,633
Television Francaise                                        1,013         25,607
Thomson CSF                                                 2,998        103,440
Thomson Multimedia (a)                                      1,011         31,057
Total Fina SA                                              16,309      2,329,256
Unibail                                                     1,392         70,710
Usinor SA                                                   6,839         85,557
Valeo                                                       1,911         76,230
Vivendi Universal                                          23,838      1,305,359
Zodiac SA                                                     178         32,316
Zodiac SA Rts.                                                178              -
                                                                     -----------
                                                                      16,525,199
                                                                     -----------

Germany (7.7%)
Adidas Salomon AG                                           1,050         78,814
Aixtron                                                       307          6,957
Allianz AG Holding                                          4,869      1,153,206
Altana AG                                                     383         19,097
BASF AG                                                    13,794        512,781
Bayer AG                                                   16,571        528,222
Bayerische Hypo Vereinsbank                                11,521        352,065
Beiersdor                                                   1,612        183,004
Continental AG                                              3,889         51,422
Daimler Chrysler AG                                        22,604        973,123
Deutsche Bank AG                                           13,720        969,974
Deutsche Lufthansa                                          7,081         93,502
Deutsche Post AG                                            3,467         46,274
Deutsche Telekom AG                                        61,144      1,050,741
Douglas Holding AG                                          1,450         40,023
E.On AG                                                    17,203        891,176
Epcos AG                                                    1,500         74,126
Fresenius Medical Care                                      1,668        103,221
GEHE AG                                                     2,093         81,067
Heidelberger Zement AG                                      1,158         55,678
Infineon Technologies AG                                    3,392         69,314
Kamps AG                                                    3,219         25,796
Karstadt Quelle AG                                          2,077         82,112
Linde AG                                                    2,845        115,260
M.A.N. AG                                                   3,035         64,181
Merck KGAA                                                  2,737        101,112
Metro AG                                                    5,623        199,518
MLP AG                                                        657         47,858
Muenchener Rueckversicherungs Namensaktie                   3,238        879,207
Preussag                                                    4,490        110,342
RWE AG                                                     11,657        438,011
SAP AG                                                      6,517        848,941
Scherling AG                                                4,709        249,897
SGL Carbon AG                                                 650         13,051
Siemans                                                    21,320      1,411,412
Software AG                                                   140          5,360
Thyssen Krupp                                              10,171        148,433
Volkswagen AG                                               7,187        335,963
WCM Beteiligungs & Grund AG (a)                             6,491         70,511
                                                                     -----------
                                                                      12,480,752
                                                                     -----------

Greece (0.3%)
Bank of Piraeus                                             4,478         39,792
Commercial Bank of Greece                                   2,467         81,495


                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2001
                                    (Audited)

                                                           Shares        Value
                                                           ------        -----
Common Stocks (Cont.)

Greece (Cont.)
Credit Bank Greece                                          6,207     $  110,645
Hellenic Telecommunications                                 8,659        141,092
National Bank of Greece                                     5,673        134,969
                                                                      ----------
                                                                         507,993
                                                                      ----------

Hong Kong (2.0%)
ASM Pacific Technology                                     12,500         24,606
Bank of East Asia Hong Kong                                41,205         88,772
Cathay Pacific Airways Ltd.                                54,000         69,250
Cheung Kong                                                16,000        166,200
CLP Holdings Ltd.                                          59,783        228,084
Espirit Holdings Ltd.                                      24,000         27,084
Giordano International Ltd.                                16,000          7,078
Hang Seng Bank                                             33,574        369,200
Henderson Land Development                                 27,000        121,881
Hong Kong & China Gas                                     134,122        164,259
Hong Kong Electric                                         10,000         37,190
Hong Kong Exchange & Clearing                              16,000         24,314
Hutchison Whampoa                                          79,210        764,384
Johnson Electric Holdings                                  73,216         76,994
Li & Fung Ltd.                                             68,000         76,303
New World Development                                      61,000         53,192
Pacific Century Cyberworks (a)                            287,000         79,126
ShangriI-La Asia Ltd.                                       8,000          6,258
Sino Land Co.                                              78,000         31,005
Sun Hung Kai Properties                                    48,000        387,802
Swire Pacific Ltd.                                         39,500        215,283
Television Broadcasts Ltd.                                 15,000         65,018
Wharf Holdings Ltd.                                        48,114        117,542
                                                                      ----------
                                                                       3,200,825
                                                                      ----------

Ireland (0.8%)
Allied Irish Banks PLC                                     20,689        239,479
Bank of Ireland                                            10,196         96,505
CRH PLC                                                    12,610        221,752
DCC PLC                                                     1,923         20,632
Elan Corp. (a)                                              8,213        376,524
Independent News & Media PLC                               11,345         21,213
Iona Technologies PLC                                         288          5,962
Irish Permanent PLC                                         9,204         93,099
Kerry Group PLC                                             6,338         77,576
Ryanair Hodings PLC (a)                                    17,352        106,824
Smurfit (Jefferson) Group                                  27,233         59,409
                                                                      ----------
                                                                       1,318,975
                                                                      ----------

Italy (4.1%)
Alitalia SpA                                               20,104         17,937
Alleanza Assicurazioni SpA Azione                           1,964         21,597
Arnoldo Mondadori Editore                                   7,784         49,209
Assicurazione Generali                                     28,363        787,938
Autogrill SpA                                               6,476         60,027
Autostrade SpA                                             27,117        188,330
Banca Di Roma                                              34,385         68,120
Banca Fideuram SpA                                            960          7,684
Banca Intesa                                               18,750         33,557
Banca Intesa SpA                                          115,584        289,191
Banca Nazionale Lavoro                                      2,568          5,202
Banca Popolare Di Milano                                   14,005         48,883
Benetton Group                                              5,387         61,013
Bipop Carire SpA                                           45,291         75,006
Bulgari SpA                                                 7,105         55,165
Enel SpA                                                   71,850        404,961
ENI SpA                                                    82,947      1,039,890
Fiat                                                        7,471        119,872
Gruppo Editoriale L'Espresso                                9,349         27,969
Italcementi SpA                                             6,523         51,111
Italglas                                                    6,508         61,076
Luxottica Group SpA                                         1,263         20,726
Mediaset SpA                                               22,099        161,548
Mediobanca Banca Di Credito                                15,112        169,273
Mediolanum SpA                                              2,192         19,752
Parmalat Finanziaria SpA                                   23,400         63,131
Pirelli SpA                                                52,136         91,452
RAS SpA                                                    13,233        155,885
San Paolo - IMI SpA                                        27,911        299,466
Seat-Paginne Gialle SpA (a)                                80,228         64,792
SNIA SpA                                                   22,568         30,343
Telecom Italia Mobile                                     154,938        864,988
Telecom Italia SpA                                         76,002        649,650
Telecom Italio SpA-RNC                                     31,781        169,787
Tiscali SpA (a)                                             4,618         41,859
Unicredito Italiano SpA                                    99,065        397,815
                                                                      ----------
                                                                       6,674,205
                                                                      ----------

Japan (20.0%)
ACOM Co. Ltd.                                               2,800        204,029
Advantest Corp.                                             2,290        129,649
Aiful Corp.                                                   550         35,587
Ajinomoto Co. Inc.                                         15,000        146,497
Alps Eelectronics Co.                                       5,000         33,954
Amada Co. Ltd.                                              9,000         35,708
Asahi Bank Ltd.                                            66,000         41,296
Asahi Breweries Ltd.                                       12,000        107,951
Asahi Chemical Industry Co.                                35,000        122,843
Asahi Glass Co. Ltd.                                       27,000        159,659
Asatsu Inc.                                                 1,800         35,159
Autobacs Seven                                                300          6,982
Bank of Fukuoka Ltd.                                       17,000         57,593
Benesse Corp                                                2,500         64,856
Bridgestone Corp.                                          20,000        211,658
Canon Inc.                                                 21,000        722,646
Casio Computer Co. Ltd.                                     9,000         39,005
Central Japan Railway                                          37        239,402
Chiba Bank                                                  5,000         16,329

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2001
                                    (Audited)

                                                           Shares         Value
                                                           ------         -----
Common Stocks (Cont.)

Japan (Cont.)
Chubu Electric Power Co.                                    4,600       $ 82,832
Chugai Pharm Co.                                            7,000         81,131
Chuo Trust & Banking                                       23,000         22,814
Citizen Watch Co. Ltd.                                      9,000         44,843
Credit Saison                                               3,900         75,881
CSK Corp.                                                   2,200         51,534
Dai Nippon Printing Co. Ltd.                               17,000        169,922
Daicel Chemical Industries                                  7,000         20,563
Daiei Inc.                                                 28,000         15,809
Daiichi Pharmaceutical                                      7,000        136,197
Daikin Industries Ltd.                                      6,000         94,079
Dainippon Ink & Chemical Inc.                              22,000         31,390
Daito Trust Construction                                    3,700         56,604
Daiwa Bank Holdings Inc. (a)                               52,000         32,536
Daiwa House Industry                                       14,000         79,902
Daiwa Securities                                           31,000        162,970
Denki Kagaku Kog                                            8,000         18,556
Denso Corp.                                                18,000        238,424
East Japan Rail                                                89        429,857
Ebara Corp.                                                 9,000         54,250
Eisai Co. Ltd.                                              7,000        174,119
Fanuc Co.                                                   4,400        187,334
Fast Retailing Co. Ltd.                                       300         26,690
Fuji Machine Mfg. Co. Ltd.                                  1,900         24,790
Fuji Photo Film Co. Ltd.                                   12,000        428,506
Fuji Soft ABC Inc.                                            900         35,846
Fuji Television Network Inc.                                   10         40,363
Fujikura Ltd.                                              10,000         37,540
Fujisawa Pharmaceutical                                     2,000         46,086
Fujitsu Ltd.                                               45,000        327,559
Furkukawa Electric                                         15,000         79,658
Gunma Bank                                                 19,000         86,984
Hirose Electronics Co. Ltd.                                 1,000         68,137
Hitachi Ltd.                                               75,000        549,367
Hokuriku Bank                                               6,000          6,547
Honda Motor Co. Ltd.                                       19,000        758,203
Hoya Corp.                                                  2,700        161,308
Isetan                                                      6,000         61,483
Ishikawajima-Harima Heavy Ind.                             31,000         48,252
ITO Yokado Co. Ltd.                                        10,000        451,702
Itochu Corp.                                               32,000         72,272
Japan Airlines                                             31,000         74,270
Japan Energy Corp.                                         29,000         32,526
Japan Tobacco Inc.                                             33        207,729
JGC Engineering & Construction                              7,000         51,648
Joyo Bank                                                  25,000         69,243
Jusco Co.                                                   7,000        158,096
Kajima Corp.                                               27,000         73,340
Kamigumi Co. Ltd.                                           2,000          8,210
Kanebo Ltd.                                                11,000         16,786
Kaneka Corp.                                               10,000         60,964
Kansai Electric Power                                      22,200        317,942
KAO Corp.                                                  14,000        291,088
Kawasaki Heavy Industries (a)                              37,000         33,877
Kawasaki Kisen                                              4,000          5,341
Kawasaki Steel                                             82,000         83,214
Keihin Elec Express Railway                                12,000         45,414
Keyence Corp.                                                 200         33,252
Kinden Corp.                                                4,000         18,709
Kinki Nippon Railway                                       38,000        121,775
Kirin Brewery Co. Ltd.                                     23,000        164,436
Komatsu Ltd.                                               24,000         85,884
Konami Co. Ltd.                                             2,900         86,075
Konica Corp.                                               10,000         58,828
Kubota Corp.                                               34,000         89,243
Kuraray Co.                                                10,000         62,773
Kurita Water Industries                                     4,000         49,657
Kyocera Corp.                                               4,300        280,520
Kyowa Hakko Kogyo                                          11,000         52,205
Kyushu Electric Power Co.                                   1,500         21,608
Mabuchi Motor Corp.                                           200         16,481
Marubeni Corp. (a)                                         37,000         22,304
Marui Co.                                                   9,000        106,439
Matsushita Communication                                      900         24,378
Matsushita Electric Industries                             47,000        603,546
Matsushita Electric Works                                   2,000         16,466
Meiji Seika                                                12,000         48,070
Meitec Corp.                                                  700         17,091
Minebea Co. Inc.                                           11,000         59,255
Mitsubishi Chemical Corp.                                  52,000        110,698
Mitsubishi Corp.                                           35,000        227,262
Mitsubishi Electric                                        50,000        193,425
Mitsubishi Estate Co. Ltd.                                 29,000        212,202
Mitsubishi Gash Chem Co.                                   15,000         20,945
Mitsubishi Heavy                                           77,000        205,628
Mitsubishi Materials Corp.                                 35,000         47,803
Mitsubishi Rayon Co.                                       14,000         35,776
Mitsubishi Tokyo Financial (a)                                119        795,433
Mitsubishi Warehouse Tranport                               5,000         35,404
Mitsui & Co.                                               35,000        173,316
Mitsui Chemicals Inc.                                       5,000         16,023
Mitsui Engineering                                         16,000         15,870
Mitsui Fudosan                                             18,000        137,342
Mitsui Marine & Fire Insurance                             37,530        176,110
Mitsui Mining & Smelting                                   21,000         68,899
Mitsukoshi                                                 14,000         39,311
Mizuho Holdings Inc.                                          197        401,335
Murata Manufacturing Co. Ltd.                               5,700        341,843
Namco Ltd.                                                  2,300         43,873
NEC Corp.                                                  38,000        387,653
NGK Insulators Ltd.                                        11,000         81,497
NGK Spark Plug                                              6,000         43,217
Nidec Corp.                                                 1,500         78,971
Nikko Securities Co.                                       14,000         62,490
Nikon Corp.                                                 9,000         69,289
Nintendo Corp. Ltd.                                         3,000        525,332


                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 2001
                                    (Audited)

                                                           Shares        Value
                                                           ------        -----
Common Stocks (Cont.)

Japan (Cont.)
Nippon Comsys Corp.                                         5,000     $   26,744
Nippon Express Co.                                         26,000         88,280
Nippon Meat Packers Inc. Osaka                              6,000         63,635
Nippon Mitusubishi Oil Corp.                               35,000        133,525
Nippon Sheet Glass                                         11,000         34,748
Nippon Steel Corp.                                        164,000        236,504
Nippon Telegraph and Telephone Corp.                          195        635,320
Nippon Unipac                                                  24        107,126
Nippon Yusen Kabushiki Kaish                               32,000         96,445
Nishin Flour Milling                                        8,000         48,222
Nissan Motors                                              78,000        413,626
Nissin Food Products                                        3,500         68,366
Nitto Denko Corp.                                           4,500        104,036
NKK Corp.                                                  32,000         22,707
Nomura Securities Co. Ltd.                                 44,000        564,018
NSK Ltd.                                                   15,000         51,732
NTT Data Corp.                                                 13         46,223
NTT Docomo                                                     47        552,266
Ohbayashi-Gumi Corp.                                       21,000         59,606
OJI Paper Co. Ltd.                                         24,000         95,407
Olympus Optical                                             6,000         86,296
Omron Corp.                                                 6,000         80,116
Onward Kashiyama Co. Ltd.                                   2,000         19,197
Oracle Corp.                                                  300         18,312
Oriental Land                                               1,900        130,619
Orix Corp.                                                  1,800        161,239
Osaka Gas Co. Ltd.                                         58,000        138,516
Pioneer Electric Corp.                                      4,400         96,017
Prmoise Co. Ltd.                                            2,800        151,473
Ricoh Co. Ltd.                                              7,000        130,322
Rohm Co.                                                    2,700        350,427
Sankyo Co. Ltd.                                            10,000        171,296
Sanrio Co. Ltd.                                             2,500         19,743
Sanyo Electric Co. Ltd.                                    43,000        203,089
Secom Co. Ltd.                                              5,500        276,133
Sega Enterprises                                            3,100         61,853
Seiyu                                                       8,000         16,664
Sekisui House Ltd.                                         14,000        101,480
Sekisui Chemical                                           16,000         42,118
Seven Eleven Japan Ltd.                                     5,000        182,359
Seventy Seven Bank                                         12,000         53,014
Sharp Corp.                                                26,000        304,119
Shimamura Co. Ltd.                                            900         52,877
Shimano Industrial                                          3,900         44,338
Shimizu Corp.                                              16,000         54,205
Shin-Etsu Chemical Co.                                      9,600        345,002
Shionogi & Co. Ltd.                                         9,000        153,823
Shiseido Co.                                               12,000        110,880
Shizuoka Bank                                              19,000        143,813
Showa Denko                                                30,000         32,046
Showa Shell Sekiyu                                          8,000         42,484
Skylark Co.                                                 3,000         50,359
SMC Corp.                                                   1,700        173,035
Softbank Corp.                                              6,300        101,908
Sony Corp.                                                 21,000        959,790
Sumitomo Bank                                             112,000        474,286
Sumitomo Chemical Co.                                      38,000        129,025
Sumitomo Corp.                                             24,000        110,057
Sumitomo Electric Industries                               19,000        132,648
Sumitomo Metal                                             16,000         53,350
Sumitomo Metal Industries                                  52,000         16,666
Sumitomo Realty & Development                               3,000         13,734
Sumitomo Trust & Banking                                    9,000         36,533
Surga Bank                                                  2,000          9,416
Taiheyo Cement Corp.                                       26,000         39,478
Taisei Corp.                                               26,000         56,339
Taisho Pharmaceutical Co. Ltd.                              7,000        110,026
Taiyo Yuden Co. Ltd.                                        3,000         45,437
Takara Shuzo                                                5,000         42,042
Takashimaya Co.                                             9,000         53,083
Takeda Chemical Industries Ltd.                            21,000        950,176
Takefuji Corp.                                              2,720        196,747
TDK Corp.                                                   1,100         51,869
Teijin Ltd.                                                22,000         84,434
Terumo                                                      5,300         68,666
The Bank of Yokohama Ltd.                                  27,000         94,149
The Daimaru Inc.                                            4,000         16,084
Tobu Railway Co. Ltd.                                      31,000         81,604
Toda Construction Co.                                       2,000          5,494
TOHO Co.                                                      500         54,097
Tohoku Electric Power                                      12,500        171,486
Tokio Marine & Fire Insurance                              35,000        255,836
Tokyo Broadcasting                                          1,000         15,184
Tokyo Electric Power Co. Inc.                              31,000        659,928
Tokyo Electron Ltd.                                         4,000        196,246
Tokyo Gas                                                  64,000        171,405
Tokyu Corp.                                                27,000         81,375
Toppan Printing Co.                                        16,000        147,597
Toray Industries                                           34,000         82,236
Toshiba Corp.                                              74,000        254,079
Tosoh Corp.                                                20,000         38,914
Tostem Corp.                                                8,000        108,226
Toto Ltd.                                                  12,000         57,226
Toyo Information Systems                                    1,200         28,659
Toyo Seikan                                                 5,000         63,864
Toyoda Gosei Co. Ltd.                                         400          4,944
Toyota Motor Corp.                                         71,200      1,803,631
Trans Cosmos                                                  700         18,213
Trend Micro Inc. (a)                                        1,000         23,653
UBE Industries Ltd.                                        14,000         13,780
UFJ Holdings (a)                                               24         52,922
UNI Charm                                                   2,000         41,813
UNY Co. Ltd.                                                5,000         50,817
Wacoal Corp.                                                8,000         63,726
West Japan Railway Co.                                          4         17,885
World Co. Ltd.                                              1,400         42,194

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2001
                                    (Audited)

                                                           Shares       Value
                                                           ------       -----
Common Stocks (Cont.)

Japan (Cont.)
Yakult Honsha                                               5,000    $    37,388
Yamada Denki                                                  200         14,039
Yamaha Corp.                                                5,000         37,006
Yamanouchi Pharmaceutical                                   9,000        237,601
Yamato Transport Co. Ltd.                                  11,000        207,309
Yasuda F & M Insurance                                      6,000         34,336
Yokogawa Electric                                           7,000         55,814
                                                                     -----------
                                                                      32,621,543
                                                                     -----------

Netherlands (5.8%)
ABN Amro Holdings                                          34,846        561,275
Aegon NV                                                   28,272        765,272
AKZO Dutch                                                  6,651        296,991
ASM Lithography Holding NV (a)                             10,680        185,625
Burhmann NV                                                 3,608         39,611
Elsevier                                                   16,989        200,886
Getronics NV                                               10,141         32,868
Hagemeyer NV                                                2,741         51,252
Heineken NV                                                 7,692        291,698
IHC Caland NV                                                 447         20,895
ING Groep                                                  45,020      1,148,059
Koninklijke Ahold NV (a)                                   19,737        574,313
Numico NV                                                   1,805         42,076
OCE NV                                                      4,565         45,809
Philips Electronics NV                                     31,924        948,832
Qiagen NV (a)                                               3,400         63,575
Royal KPN NV                                               37,886        192,620
Royal Dutch Petroleum Co.                                  51,256      2,596,824
TNT Post Group                                             10,937        236,641
Unilever NV                                                13,736        805,382
Vedior NV                                                   1,960         23,508
Vendex International                                        2,128         24,215
VNU NV                                                      2,455         75,436
Wolters Kluwer - CVA                                        6,562        149,576
                                                                     -----------
                                                                       9,373,239
                                                                     -----------

New Zealand (0.1%)
Auckland International Airport                             22,230         33,510
Telecom New Zealand                                        51,065        106,317
Warehouse Group Ltd.                                       13,316         36,595
                                                                     -----------
                                                                         176,422
                                                                     -----------

Norway (0.5%)
Den Norske Bank Shares                                     21,496         96,824
DY Bergensen Class A                                        2,419         42,882
Frontline Ltd.                                              2,000         20,737
Norsk Hydro ASA                                             6,029        252,740
Norske Skogindustrier                                         721         13,545
Opticom ASA                                                   300         12,309
Orkla AS Class A                                            5,839         98,952
Petroleum Geo Services ASA                                  1,338         10,368
Schibsted                                                   2,200         21,217
Statoil ASA                                                10,400         71,310
Storebrand ASA                                              9,000         52,178
Tandberg ASA (a)                                            1,152         25,688
Telenor ASA                                                12,100         52,074
Tomra Systems                                               4,400         42,188
                                                                     -----------
                                                                         813,012
                                                                     -----------


Portugal (0.5%)
Banco Comercial Portugues SA (a)                           51,416        208,302
Banco Espirito Santo                                        5,877         75,720
Banco Portuguese De Invest SA                              24,096         48,488
Brisa Auto Estradas                                        16,884         71,559
Cimpor - Cimentos de Portugal                               1,660         29,118
Electricdade De Portugal SA                                66,398        144,256
Jeronimo Martins & Filho                                    1,704         14,035
Portugal Telecom SA (a)                                    27,652        215,437
                                                                     -----------
                                                                         806,915
                                                                     -----------

Singapore (0.9%)
Capitaland Ltd. (a)                                        63,128         63,930
Chartered Semiconductor (a)                                27,000         71,650
City Developments                                          24,031         78,738
Creative Technology Ltd.                                    2,050         16,431
DBS Group Holdings Ltd.                                    31,445        235,007
Keppel Corp. Ltd.                                          31,001         47,680
Overseas-Chinese Banking                                   31,000        184,673
Singapore Airlines                                         24,000        142,973
Singapore Press Holdings                                    9,400        110,977
Singapore Tech Engineering                                 75,381         95,937
Singapore Telecom Ltd.                                    145,000        138,214
United Overseas Bank                                       28,616        196,818
Venture Manufacturing                                       5,397         38,873
                                                                     -----------
                                                                       1,421,901
                                                                     -----------

Spain (3.2%)
Acerinox SA                                                 2,097         70,112
Activadades De Construccion                                 2,373         57,894
Aguas De Barcelona                                          4,137         51,570
Aguas De Barcelona                                             41            500
Altadis SA                                                  7,911        134,540
Amadeus Global Travel                                       1,683          9,711
Autopistas Concesionaria                                    9,765         97,295
Banco Bilbao Vizcaya Argenta                               75,022        928,517
Banco Santander Central                                   102,598        859,638
Corporacion Mapfre                                          3,431         19,888
Endesa SA                                                  23,195        362,869
Fomento De Construct Y Contra                               2,401         49,705
Gas Natural SDG SA                                          8,099        134,852
Grupo Dragados SA                                           4,402         58,911
I. lberdrola SA                                            20,076        261,343
Inditex                                                     4,447         84,775
Repsol SA                                                  28,306        412,837

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2001
                                    (Audited)

                                                           Shares       Value
                                                           ------       -----
Common Stocks (Cont.)

Spain (Cont.)
Sol Melia SA                                                5,369    $    40,826
Telefonica SA (a)                                         105,319      1,409,453
Telepizza                                                   9,759         15,120
Terra Networks                                              3,922         32,128
Union Electrica Fenosa SA                                   7,070        114,446
Zeltia SA (a)                                               4,675         36,381
                                                                     -----------
                                                                       5,243,311
                                                                     -----------

Sweden (2.4%)
ASSA Abloy AB Class B                                       8,400        120,919
Atlas Copco AB Class A                                      4,045         90,427
Atlas Copco AB Ser B                                        1,004         21,105
Billerud AB                                                     1              7
Charles Voegele Holdings                                      132          5,069
Drott AB Class B                                            3,558         36,632
Electrolux Class B                                          8,395        125,248
Ericsson AB Class B                                       190,044      1,032,680
Gambro AB Class A                                           8,472         52,901
Hennes & Mauritz                                           16,334        337,901
Modern Times Group (a)                                      1,800         39,639
Netcom Systems AB Class B                                   3,271        117,871
Nordea AB                                                  67,004        354,511
OM Gruppen AB                                               2,116         27,838
Sandvik AB                                                  6,254        133,847
Securties AB Class B                                        7,768        147,367
Skandia Forsakrings AB                                     22,866        165,669
Skandinaviska Enskilda Bankn Class A                       16,235        147,807
Skanska AB Class B                                         12,636         82,516
SKF AB B                                                    1,126         22,113
Svenska Cellulosa AB-B                                      5,580        152,670
Svenska Handelbanken                                       14,864        218,220
Swedish Match AB                                           17,959         95,019
Telia AB                                                   33,600        149,587
Trellebor B                                                 2,925         22,447
Volvo Akttiebolag Class A                                   3,866         62,470
Volvo Akttiebolag Class B                                   7,483        125,553
WM Data AB                                                 13,530         33,922
                                                                     -----------
                                                                       3,921,955
                                                                     -----------

Switzerland (7.7%)
ABB Ltd.                                                   29,527        284,553
Aden SW                                                     3,818        207,544
Ascom Holding AG                                              813         14,323
CIBA Specialty Chemicals                                      513         32,058
CIE Fincanc Richemont Units                                 4,720         87,705
Clariant AG                                                 1,107         20,836
Credit Suisse Group                                        27,843      1,187,342
Gebruder Sulzer AG                                            178         27,339
Georg Fischer                                                 200         37,886
Givaudan                                                      220         67,050
Holcim Ltd.                                                   724        156,116
Kudelski SA                                                 1,229         71,804
Kuoni Reisen Holding                                           78         20,718
Logitech International                                      1,000         36,591
Lonza AG                                                      157        102,602
Nestle SA                                                   9,451      2,015,151
Novartis AG                                                69,251      2,502,669
Publigroupe SA                                                 94         18,967
Roche Holding AG                                           16,735      1,194,457
Roche Holdings AG Genusss                                   3,112        254,921
Serono                                                         79         68,948
SGS Soc Gen Surveillance                                      224         35,956
ST Microelectronics NV                                     17,433        559,580
Sulzer Medica                                                 342         14,419
Swiss Reinsurance                                           6,979        701,999
Swisscom AG                                                 1,399        387,616
Syngenta AG (a)                                             2,636        136,543
Synthes-Stratec Inc.                                           38         26,459
Tecan Group AG                                                 81          5,367
The Swatch Group AG -B                                        790         71,018
The Swatch Group AG                                         3,410         67,574
UBS AG                                                     32,445      1,637,639
Unaxis Holding AG                                             375         40,431
Zurich Financial Services                                   2,077        487,271
                                                                     -----------
                                                                      12,581,452
                                                                     -----------

United Kingdom (25.1%)
3I Group PLC                                               14,858        185,860
Aegis Group PLC                                            15,907         21,530
AirTours                                                   14,148         51,478
AMEC PLC                                                    4,621         26,565
Amey PLC                                                      989          5,352
Amvesco PLC                                                18,703        269,752
ARM Holdings (a)                                           26,230        137,049
Associated British Ports Holdings PLC                       3,875         23,686
Astrazeneca PLC                                            42,578      1,919,761
AWG PLC (a)                                                 9,629         75,675
BAA PLC                                                    25,669        205,658
BAE Systems PLC                                            62,912        283,381
Barclays PLC                                               40,375      1,336,824
Barratt Developments PLC                                    4,628         28,845
Bass PLC                                                   21,332        211,116
BBA Group PLC                                              14,364         59,162
Berkeley Group                                              2,252         23,101
BG Group PLC                                               87,447        356,355
BICC PLC                                                    9,068         22,831
Billiton PLC                                               26,000        132,062
BOC Group PLC                                              11,834        182,566
Boots Co. PLC                                              21,383        181,901
BP Amoco PLC                                              546,874      4,250,195
BPB PLC                                                     5,382         23,499
Brambles Industries PLC (a)                                16,194         80,133
British Airways PLC                                        25,439         72,196
British American Tobacco                                   49,667        421,062


                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2001
                                    (Audited)

                                                           Shares        Value
                                                           ------        -----
Common Stocks (Cont.)

United Kingdom (Cont.)
British Land Co. PLC                                       13,072     $   88,847
British Sky Broadcasting PLC (a)                           36,355        400,007
BT Group PLC                                              207,976        765,789
BTG PLC (a)                                                 2,770         30,316
Bunzl PLC                                                  12,359         79,143
Cable & Wireless PLC                                       33,734        162,264
Cadbury Schweppes PLC                                      47,289        301,448
Canary Wharf Finance PLC (a)                               16,142        104,720
Capita A Group PLC                                         15,171        108,247
Carlton Communications PLC                                 16,038         56,720
Celltech Group PLC (a)                                      6,487         82,515
Centrica PLC                                               96,348        311,300
Chub PLC                                                   22,378         56,019
Close Brothers Group PLC                                    2,046         23,971
CMG PLC                                                    14,546         51,443
Commercial Union PLC                                       54,234        666,975
Compass Group PLC                                          53,046        397,596
Corus Group PLC (a)                                        67,866         71,117
Daily Mail & General NV                                     4,113         38,789
De La Rue Co. PLC                                           5,742         37,870
Diageo PLC                                                 82,554        943,163
Electrocomponents PLC                                      10,789         84,164
EMI Group PLC                                              18,375         95,473
Exel PLC                                                    7,251         82,841
First Group                                                 5,192         22,216
FKI Babcock                                                16,223         43,680
GKM PLC                                                    18,211         70,236
GlaxoSmithKline PLC                                       151,388      3,796,266
Granada PLC                                                63,346        132,298
Great Universal Stores                                     23,654        222,047
Hammerson PLC                                               8,693         56,111
Hanson PLC                                                 18,271        126,044
Hays PLC                                                   41,378        125,261
HBOS PLC                                                   87,465      1,013,273
Hilton Group PLC                                           37,222        114,305
HSBC Holdings PLC                                         227,941      2,673,862
IMI PLC                                                     7,713         30,196
Imperial Chemical Industries                               17,972         99,132
Imperial Tobacco Group PLC                                  5,714         75,344
International Power PLC (a)                                25,453         75,015
Invensys PLC                                               81,849        142,057
J Sainsbury PLC                                            45,444        242,067
Johnson Matthey Public Ltd.                                 5,734         79,613
Kelda Group PLC                                             4,498         23,239
Kidde PLC                                                  23,865         23,271
Kingfhisher PLC                                            30,958        180,674
Land Securities PLC                                        12,522        142,788
Lattice Group                                              78,684        178,644
Legal and General PLC                                     124,569        288,265
Lloyds TSB Group PLC                                      134,467      1,459,935
Logica PLC                                                 10,452         97,355
Man E D & F Group                                           3,082         53,468
Marconi Electronic Systems                                 87,336         53,065
Marks & Spencer PLC                                        67,353        353,873
Misys PLC                                                  14,185         67,095
National Grid Group PLC                                    35,644        222,030
New Dixons Group PLC                                       45,706        156,324
Next PLC                                                    3,941         51,335
Novar PLC                                                   6,291         11,623
Nycomed Amersham PLC Class A                               15,543        150,318
P&O Princess Cruises PLC                                   17,505        101,907
Pace Micro Technology PLC                                   6,824         34,761
Pearson PLC                                                19,739        227,239
Penninsular & Orient Steam Navigation                      21,151         73,187
Pilkington PLC                                             34,144         55,655
Provident Financial PLC                                     7,546         70,837
Prudential PLC                                             48,045        556,597
Railtrack Group PLC                                        13,261         13,510
Rank Group PLC                                             19,465         65,157
Reckitt Benkiser PLC                                        6,838         99,520
Reed International PLC                                     31,151        258,419
Rentokil Initial PLC                                       47,354        190,216
Reuters Group PLC                                          34,877        345,167
Rexam PLC                                                  10,040         54,759
Rio Tinto PLC                                              25,889        495,852
RMC Group PLC                                               7,401         66,675
Rolls Royce PLC                                             2,939          7,122
Royal Bank of Scotland Group PLC                           65,822      1,601,726
Royal Sun Alliance Insurance Group PLC                     17,218         98,921
Safeway PLC                                                11,989         55,836
Sage Group PLC                                             30,242        100,573
Schroders PLC                                               6,698         82,373
Scottish & Newcastle PLC                                    6,793         51,904
Scottish & Southern Energy PLC                             10,010         88,868
Scottish Power PLC                                         44,826        247,910
Securicore PLC                                              3,447          5,895
Serco Group                                                 5,483         28,728
Severn Trent PLC                                            3,931         41,135
Shell Transport & Trading                                 118,742        815,698
Signet Group PLC                                           18,994         26,400
Slough Estates PLC                                         12,529         60,447
Smith & Nephew PLC                                         21,999        132,872
Smiths Group PLC                                           13,618        134,178
Spirent PLC                                                11,767         27,058
SSL International PLC                                       6,445         50,887
Stagecoach Holdings                                        45,228         48,711
Tate & Lyle PLC                                            12,603         63,281
Taylor Woodrow PLC                                          9,918         24,539
Telewest Communications PLC                                23,643         21,333
Tesco PLC                                                 166,046        601,734
TI Automotive Ltd.                                         12,271              -
Unilever PLC                                               70,028        574,818
United Business Media                                       4,260         29,760
United Utilities PLC                                       13,751        123,180
Vodafone Group PLC                                      1,659,953      4,342,603
Whitebread Holding PLC                                      2,991         23,898

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2001
                                   (Audited)

                                                   Shares             Value
                                                   ------             -----

Common Stocks (Cont.)

United Kingdom (Cont.)
Wimpey (George) PLC                                   5,001        $     15,940
Wolseley PLC                                         14,991             125,452
WPP Group PLC                                        25,719             284,478
                                                                   ------------
                                                                     40,928,373
Total Common Stocks
(cost $195,175,260)                                                 161,505,322
                                                                   ------------
Preferred Stocks (0.3%)

Australia (0.2%)

News Corp. Ltd. PFD                                  48,887             326,580
                                                                   ------------
Germany (0.1%)
Hugo Boss AG PFD                                      2,000              42,633
Porsche NV PFD                                           56              21,286
Prosieben Media AG PFD                                3,880              19,865
RWE AG PFD                                            1,600              44,520
Volkswagen AG PFD                                     2,500              77,576
                                                                   ------------
                                                                        205,880
                                                                   ------------
Total Preferred Stocks
(cost $695,346)                                                         532,460
                                                                   ------------
                                                 Principal
                                                  amount              Value
                                                 ---------            -----
Repurchase Agreement (0.6%)

Investors Triparty Repurchase Agreement (b)
1.25% to be repurchased at $945,570
on 01/02/2002                                   $   945,504           $ 945,504
                                                                   ------------
Total Repurchase Agreement
(cost $945,504)                                                         945,504
                                                                   ------------
TOTAL INVESTMENTS (100.1%)
(cost $196,816,110)                                                 162,983,286
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.1%)                      (215,195)
                                                                   ------------
NET ASSETS (100.0%)                                                $162,768,091
                                                                   ============

(a) Non-income producing security.

(b) Repurchase agreement is fully collaterized by U. S. Treasury or Government Agency Securities.


At December 31, 2001, net unrealized depreciation of $33,967,069 consisted of gross unrealized appreciation of $7,304,473 and gross unrealized depreciation of $41,271,542 based on cost of $196,950,355 for federal income tax purposes.

INTERNATIONAL FUND INDUSTRY CLASSES

             Industry                                       Value          %
             --------                                       -----        -----
Communications                                          $ 21,379,791      13.1
Consumer Goods & Services                                 20,403,311      12.5
Banks                                                     20,336,472      12.5
Health Care                                               16,766,500      10.3
Machinery, Manufacturing, & Construction                  14,753,406       9.1
Mining & Refining                                         14,582,493       9.0
Real Estate & Other Financial                             13,582,413       8.3
Transportation                                             9,857,262       6.1
Retail                                                     7,691,891       4.7
Agriculture, Foods, & Beverage                             7,524,709       4.6
Utilities & Energy                                         5,676,188       3.5
Insurance                                                  5,122,408       3.1
Chemicals                                                  4,058,345       2.5
Other                                                        302,593       0.2
Total Stocks                                             162,037,782      99.5
                                                        ------------     -----
Short-term Investments                                       945,504       0.6
Cash and Other Assets, net of Liabilities                   (215,195)     (0.1)
                                                        ------------     -----
Net Assets                                              $162,768,091     100.0%
                                                        ============     =====

Approximately 36.5% of the investment securities in the Fund are denominated in the Euro, followed by 25.1% in the British Pounds, 20.0% in the Japanese Yen, 7.4% in the Swiss Franc and 3.6% in the Australian Dollar. The remaining investment securities, representing 7.4% of total investments, are denominated in seven currencies, each of which represents less than 2.4% of total investments.

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 2001
                                   (Audited)

                                                     Shares            Value
                                                     ------            -----
Investment in Mutual Funds (99.6%)
State Farm Variable Product Trust
  Bond Fund (39.4%)                                2,261,212        $22,973,910
State Farm Variable Product Trust
  Large Cap Equity Index Fund (60.2%)              3,026,033         35,162,505
                                                                    -----------
Total Investment in Mutual Funds
(cost $63,124,607)                                                   58,136,415
                                                                    -----------
                                                   Shares or
                                                   principal
                                                    amount             Value
                                                   ---------           -----
Short-term Investments (0.3%)
JP Morgan Vista Treasury Plus Money Market Fund     183,986         $   183,986
                                                                    -----------
Total Short-term Investments
(cost $183,986)                                                         183,986
                                                                    -----------
TOTAL INVESTMENTS (99.9%)
(cost $63,308,593)                                                   58,320,401

OTHER ASSETS, NET OF LIABILITIES (0.1%)                                  61,446
                                                                    -----------
NET ASSETS (100.0%)                                                 $58,381,847
                                                                    ===========

At December 31, 2001, net unrealized depreciation of $5,005,012 consisted of gross unrealized appreciation of $704,306 and gross unrealized depreciation of $5,709,318 based on cost of $63,325,413 for federal income tax purposes.

                 See accompanying notes to financial statements.

                   STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 2001
                                   (Audited)

                                                     Principal
                                                       amount          Value
                                                    ----------         -----
Corporate Bonds (74.8%)

Agriculture, Foods, & Beverage (5.0%)
Kellogg Co.
6.000%, 04/01/2006                                  $1,000,000      $ 1,024,005
Dean Foods Co.
8.150%, 08/01/2007                                   1,000,000        1,025,957
Campbell Soup Co.
6.750%, 02/15/2011                                   1,000,000        1,040,381
HJ Heinz Co. (a)
6.625%, 07/15/2011                                   1,000,000        1,025,933
ConAgra Inc.
6.750%, 09/15/2011                                   1,000,000        1,021,650
Kraft Foods Inc.
5.625%, 11/01/2011                                   1,000,000          969,810
                                                                    -----------
                                                                      6,107,736
                                                                    -----------
Automotive (2.8%)
Cooper Tire & Rubber Co.
7.250%, 12/16/2002                                   1,500,000        1,527,057
General Motors Corp.
7.200%, 01/15/2011                                   1,000,000        1,001,851
Goodyear Tire & Rubber Co.
7.857%, 08/15/2011                                   1,000,000          929,248
                                                                    -----------
                                                                      3,458,156
                                                                    -----------
Banks (1.7%)
Norwest Financial Inc.
6.375%, 07/16/2002                                   2,000,000        2,041,458
                                                                    -----------

Building Materials & Construction (3.6%)
Masco Corp.
6.125%, 09/15/2003                                     750,000          774,694
Vulcan Materials Co.
5.750%, 04/01/2004                                   2,000,000        2,052,972
Masco Corp.
6.750%, 03/15/2006                                     500,000          514,513
York International Corp.
6.625%, 08/15/2006                                   1,000,000        1,024,753
                                                                    -----------
                                                                      4,366,932
                                                                    -----------
Chemicals (8.7%)
Dow Capital
7.375%, 07/15/2002                                     825,000          846,608
EI du Pont de Nemours and Co.
6.000%, 03/06/2003                                     500,000          516,727
Air Products & Chemicals Inc.
6.250%, 06/15/2003                                   1,000,000        1,033,015
Rohm & Haas Co.
6.950%, 07/15/2004                                   2,000,000        2,117,810
PPG Industries Inc.
6.750%, 08/15/2004                                   2,000,000        2,102,988
Praxair Inc.
6.900%, 11/01/2006                                   1,000,000        1,055,756
The Dow Chemical Co.
5.750%, 12/15/2008                                   1,000,000          999,197
Great Lakes Chemical Corp.
7.000%, 07/15/2009                                   2,000,000        2,014,884
                                                                    -----------
                                                                     10,686,985
                                                                    -----------
Commercial Service/Supply (1.7%)
Pitney Bowes Credit
5.650%, 01/15/2003                                     350,000          360,309
Xerox Corp.
5.500%, 11/15/2003                                     850,000          805,375
Steelcase Inc. (a)
6.375%, 11/15/2006                                   1,000,000          986,808
                                                                    -----------
                                                                      2,152,492
                                                                    -----------
Computers (1.2%)
International Business Machines Corp.
5.375%, 02/01/2009                                   1,500,000        1,474,776
                                                                    -----------

Consumer & Marketing (5.5%)
Mattel Inc.
6.000%, 07/15/2003                                     425,000          420,444
Colgate Palmolive Co.
6.000%, 08/15/2003                                   1,000,000        1,035,697
The Procter & Gamble Co.
5.250%, 09/15/2003                                     300,000          309,308
Hasbro Inc.
5.600%, 11/01/2005                                   2,000,000        1,840,000
Unilever Capital Corp.
7.125%, 11/01/2010                                   2,000,000        2,161,872
Clorox Co.
6.125%, 02/01/2011                                   1,000,000          976,980
                                                                    -----------
                                                                      6,744,301
                                                                    -----------

Electronic/Electrical Mfg. (2.9%)
Emerson Electric Co.
5.500%, 09/15/2008                                     500,000          491,132
7.125%, 08/15/2010                                   2,000,000        2,126,060
5.750%, 11/01/2011                                   1,000,000          969,002
                                                                    -----------
                                                                      3,586,194
                                                                    -----------

Financial Services (3.7%)
Ford Motor Credit Co.
6.500%, 02/28/2002                                     500,000          502,943
Household Finance Corp.
5.875%, 11/01/2002                                     500,000          513,367
Sears Roebuck Acceptance Corp.
7.140%, 05/02/2003                                   1,000,000        1,043,160
General Motors Acceptance Corp.
6.150%, 04/05/2007                                   1,500,000        1,477,558

                 See accompanying notes to financial statements.

                   STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2001
                                   (Audited)

                                                       Principal
                                                        amount         Value
                                                      ----------       -----
Corporate Bonds (Cont.)

Financial Services (Cont.)
Ford Motor Credit Co.
7.375%, 02/01/2011                                    $1,000,000   $   982,855
                                                                   -----------
                                                                     4,519,883
                                                                   -----------

Forest Products (3.6%)
Mead Corp.
6.600%, 03/01/2002                                       500,000       503,005
Westvaco Corp.
9.650%, 03/01/2002                                       660,000       667,230
6.850%, 11/15/2004                                     1,000,000     1,048,481
International Paper Co.
7.875%, 08/01/2006                                     2,000,000     2,166,474
                                                                   -----------
                                                                     4,385,190
                                                                   -----------

Health Care (2.5%)
Warner-Lambert Co.
5.750%, 01/15/2003                                       500,000       511,892
Merck & Co. Inc.
4.125%, 01/18/2005                                     1,000,000       996,972
American Home Products Corp.
6.250%, 03/15/2006                                     1,000,000     1,035,455
Abbott Laboratories
5.400%, 09/15/2008                                       500,000       490,494
                                                                   -----------
                                                                     3,034,813
                                                                   -----------

Machinery & Manufacturing (9.4%)
Honeywell International Inc.
9.875%, 06/01/2002                                       300,000       309,162
Parker Hannifin Corp.
5.650%, 09/15/2003                                     1,500,000     1,542,303
Deere & Co.
6.550%, 07/15/2004                                     2,000,000     2,117,488
Ingersoll Rand
6.250%, 05/15/2006                                     1,000,000     1,018,350
TRW Inc.
6.730%, 07/11/2007                                       900,000       906,161
Dover Corp.
6.250%, 06/01/2008                                     1,425,000     1,467,721
BF Goodrich Co.
6.600%, 05/15/2009                                     1,000,000       951,192
Honeywell International Inc.
7.500%, 03/01/2010                                     2,000,000     2,157,134
Caterpillar Inc.
6.550%, 05/01/2011                                     1,000,000     1,037,744
                                                                   -----------
                                                                    11,507,255
                                                                   -----------

Media & Broadcasting (2.5%)
Tribune Co.
5.750%, 09/15/2003                                       500,000       513,313
New York Times
5.000%, 10/08/2003                                       500,000       509,020
The Walt Disney Co.
5.500%, 12/29/2006                                     1,000,000       990,141
Knight-Ridder Inc.
7.125%, 06/01/2011                                     1,000,000     1,017,969
                                                                   -----------
                                                                     3,030,443
                                                                   -----------
Mining & Metals (0.8%)
ALCOA Inc.
6.125%, 06/15/2005                                       500,000       524,673
Alcan Inc.
6.450%, 03/15/2011                                       500,000       506,931
                                                                   -----------
                                                                     1,031,604
                                                                   -----------
Oil & Gas (0.8%)
Conoco Funding Co.
6.350%, 10/15/2011                                     1,000,000     1,008,761
                                                                   -----------
Retailers (5.1%)
Sherwin Williams Co.
6.500%, 02/01/2002                                       500,000       501,225
Safeway Inc.
7.000%, 09/15/2002                                     2,000,000     2,057,330
Albertsons Inc.
6.550%, 08/01/2004                                     2,000,000     2,101,110
Wal-Mart Stores Inc.
6.550%, 08/10/2004                                     1,000,000     1,066,853
5.450%, 08/01/2006                                       500,000       511,704
                                                                   -----------
                                                                     6,238,222
                                                                   -----------
Technology (1.7%)
Electronic Data Systems Corp.
6.850%, 10/15/2004                                     2,000,000     2,145,460
                                                                   -----------
Telecom & Telecom Equipment (8.2%)
Nortel Networks Corp.
6.875%, 10/01/2002                                       200,000       194,942
Southwestern Bell
6.250%, 10/15/2002                                     1,500,000     1,537,320
Vodafone Group PLC ADR
7.625%, 02/15/2005                                     1,000,000     1,077,187
AT&T Corp.
7.000%, 05/15/2005                                     1,000,000     1,041,040
BellSouth Telecommunications Inc.
6.500%, 06/15/2005                                     1,000,000     1,040,656
Deutsche Telekom International Financial
7.750%, 06/15/2005                                     2,000,000     2,165,674
WorldCom Inc.
8.000%, 05/15/2006                                     1,000,000     1,064,479
Cingular Wireless (a)
5.625%, 12/15/2006                                     1,000,000     1,008,330


                 See accompanying notes to financial statements.

                   STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 2001
                                   (Audited)

                                                   Principal
                                                    amount             Value
                                                   ---------           -----
Corporate Bonds (Cont.)

Telecom & Telecom Equipment(Cont.)
Verizon Wireless (a)
5.375%, 12/15/2006                               $  1,000,000      $    995,418
                                                                   ------------
                                                                     10,125,046
                                                                   ------------
Utilities & Energy (3.4%)
Virginia Electric & Power
7.375%, 07/01/2002                                    500,000           510,150
Carolina Power & Light Co.
7.875%, 04/15/2004                                  1,000,000         1,073,588
Duke Energy Field Services
7.500%, 08/16/2005                                    500,000           522,565
Public Service Co. of
Colorado
7.125%, 06/01/2006                                  2,000,000         2,093,602
                                                                   ------------
                                                                      4,199,905
                                                                   ------------
Total Corporate Bonds
(cost $89,646,733)                                                   91,845,612
                                                                   ------------
Government Agency Securities (13.6%)

Federal Home Loan Mortgage Corp.
3.250%, 11/15/2004                                  2,000,000         1,964,154
5.250%, 01/15/2006                                  5,000,000         5,104,350
6.625%, 09/15/2009                                  2,000,000         2,129,190

Federal National Mortgage Association
5.250%, 06/15/2006                                  1,000,000         1,017,993
7.125%, 03/15/2007                                  2,000,000         2,202,296
6.625%, 10/15/2007                                  2,000,000         2,155,392
6.625%, 09/15/2009                                  2,000,000         2,136,364
                                                                   ------------
Total Government Agency Securities
(cost $15,776,180)                                                   16,709,739
                                                                   ------------
U.S. Treasury Obligations (7.0%)

U.S. Treasury Notes
6.250%, 01/31/2002                                  1,000,000         1,003,594
7.000%, 07/15/2006                                  2,000,000         2,215,938
6.625%, 05/15/2007                                  3,000,000         3,297,423
5.500%, 02/15/2008                                  2,000,000         2,087,656
                                                                   ------------
Total U.S. Treasury Obligations
(cost $8,262,909)                                                     8,604,611
                                                                   ------------



                                                   Shares or
                                                   principal
                                                    amount             Value
                                                   ---------           -----
Short-term Investments (3.4%)
JP Morgan Vista Treasury Plus Money
   Market Fund                                      4,222,545      $  4,222,545
                                                                   ------------
Total Short-term Investments
(cost $4,222,545)                                                     4,222,545
                                                                   ------------

TOTAL INVESTMENTS (98.8%)
(cost $117,908,367)                                                $121,382,507
OTHER ASSETS, NET OF LIABILITIES (1.2%)                               1,481,814
                                                                   ------------
NET ASSETS (100.0%)                                                $122,864,321
                                                                   ============


(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, the value of this security amounted to $4,016,489 or 3.3% of net assets.

At December 31, 2001, net unrealized appreciation of $3,474,140 consisted of gross unrealized appreciation of $3,883,629 and gross unrealized depreciation of $409,489 based on cost of $117,908,367 for federal income tax purposes.

                 See accompanying notes to financial statements.

               STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 2001
                                    (Audited)

                                                        Shares of
                                                        principal
                                                          amount        Value
                                                        ----------   -----------
Short-term Investments (99.9%)

Agriculture, Foods, & Beverage (4.9%)
Coca-Cola
2.040%, 01/18/2002                                      $2,600,000   $ 2,597,495
                                                                     -----------
Automotive (9.5%)
FCAR Owner Trust Series I
1.980%, 01/14/2002                                       2,600,000     2,598,974
New Center Asset Trust
1.730%, 03/12/2002                                       2,500,000     2,491,590
                                                                     -----------
                                                                       5,090,564
                                                                     -----------
Banks (4.9%)
Citicorp
1.870%, 01/09/2002                                       2,600,000     2,598,919
                                                                     -----------
Computers (4.9%)
International Business Machines Corp.
1.760%, 01/11/2002                                       2,640,000     2,638,709
                                                                     -----------
Electronic/Electrical Mfg. (4.8%)
General Electric Capital Corp.
2.030%, 01/24/2002                                       2,600,000     2,596,628
                                                                     -----------
Financial Services (9.5%)
Household Finance Corp.
1.900%, 01/16/2002                                       2,600,000     2,597,942
Caterpillar Financial Services Corp.
1.820%, 04/15/2002                                       2,500,000     2,493,729
                                                                     -----------
                                                                       5,091,671
Health Care (1.9%)                                                   -----------
Pfizer Inc. (a)
2.000%, 01/25/2002                                       1,036,000     1,034,610
                                                                     -----------
Machinery & Manufacturing (4.9%)
John Deere Capital Corp.
1.730%, 01/23/2002                                       2,600,000     2,597,758
                                                                     -----------
Oil & Gas (4.9%)
ChevronTexaco Corp.
1.810%, 01/15/2002                                       2,640,000     2,638,142
                                                                     -----------
Regulated Investment Companies (4.0%)
JP Morgan Vista Treasury Plus Money
   Market Fund                                           2,164,610     2,164,610
                                                                     -----------
Telecom & Telecom Equipment (4.7%)
SBC Communications (a)
2.130%, 01/22/2002                                       2,500,000     2,496,894
                                                                     -----------
U.S. Government (41.0%)
Federal Home Loan Mortgage Corp.
1.930%, 02/07/2002                                       4,000,000     3,992,066
1.950%, 02/14/2002                                       3,000,000     2,992,850
1.960%, 02/21/2002                                       2,000,000     1,994,447
1.750%, 02/22/2002                                       3,500,000     3,491,153
1.740%, 02/25/2002                                       1,500,000     1,496,012
1.940%, 02/28/2002                                       2,000,000     1,993,749
Federal National Mortgage Association
1.740%, 03/21/2002                                       2,500,000     2,490,454
1.750%, 03/28/2002                                       3,500,000     3,485,368
                                                                     -----------
                                                                      21,936,099
                                                                     -----------
Total Short-term Investments
(cost $53,482,099)                                                    53,482,099
                                                                     -----------
TOTAL INVESTMENTS (99.9%)
(cost $53,482,099)                                                    53,482,099

OTHER ASSETS, NET OF LIABILITIES (0.1%)                                   54,838
                                                                     -----------
NET ASSETS (100.0%)                                                  $53,536,937
                                                                     ===========

(a) Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, the value of these securities amounted to $3,531,504 or 6.6% of net assets.

At December 31, 2001, the aggregate cost for federal income tax purposes was $53,482,099.

                 See accompanying notes to financial statements.

                     STATE FARM VARIABLE PRODUCT TRUST
                    STATEMENTS OF ASSETS AND LIABILITIES
                            December 31, 2001
                                (Audited)

                                                                    Large Cap
                                                                  Equity Index
                                                                      Fund
                                                                  -------------
Assets
  Investments in securities

     At identified cost                                           $ 376,369,462
                                                                  =============
     At value                                                     $ 330,992,781
   Cash                                                                     902
   Foreign currencies at value (cost$5,634)                                  --
   Receivable for:
     Dividends and interest                                             320,403
     Shares of the Fund sold                                            552,175
     Securites sold                                                      56,590
     Expense cap reimbursement                                               --
     Variation margin                                                        --
   Prepaid expenses
                                                                          3,957
                                                                  -------------
     Total assets                                                   331,926,808
                                                                  -------------

Liabilities and Net Assets
   Payable for:
     Shares of the Fund redeemed                                             --
     Securites purchased                                                185,540
     Variation margin                                                   101,490
     Manager                                                            274,983
   Accrued liabilities                                                   57,373
                                                                  -------------
     Total Liabilities                                                  619,386
                                                                  -------------
   Net assets applicable to shares outstanding of common stock    $ 331,307,422
                                                                  -------------
   Fund shares outstanding                                           28,521,308
   Net asset value, offering price and redemption price per share $       11.62
                                                                  =============
Analysis of Net Assets
   Paid-in-capital                                                $ 383,186,140
   Accumulated net realized gain (loss)                              (6,595,726)
   Net unrealized appreciation (depreciation)                       (45,331,456)
   Undistributed net investment income                                   48,464
                                                                  -------------
   Net assets applicable to shares outstanding                    $ 331,307,422
                                                                  =============

            See accompanying notes to financial statements.


 Small Cap        International      Stock & Bond                       Money
Equity Index      Equity Index         Balanced           Bond          Market
   Fund              Fund                Fund             Fund           Fund
------------      -------------      ------------     -----------    ----------
 163,228,743        196,816,110        63,308,593     117,908,367    53,482,099
============      =============      ============     ===========    ==========
 155,746,387        162,983,286        58,320,401     121,382,507    53,482,099
       9,243                 --                --              --            --
          --              5,657                --              --            --

     189,943            257,312                --       2,012,138         3,967
     245,701            272,157            61,446         215,065       142,775
     187,825                 --                --              --            --
      35,750             41,821            14,423              --         7,786
          --              1,099                --              --            --
       2,112              2,642               538           1,863         1,022
------------      -------------      ------------     -----------    ----------
 156,416,961        163,563,974        58,396,808     123,611,573    53,637,649
------------      -------------      ------------     -----------    ----------


          --                 --                --              --         7,884
          --            349,783                --         530,471            --
      37,450                 --                --              --            --
     213,027            319,399                --         183,362        70,504
      67,806            126,701            14,961          33,419        22,324
------------      -------------      ------------     -----------    ----------
     318,283            795,883            14,961         747,252       100,712
------------      -------------      ------------     -----------    ----------
 156,098,678        162,768,091        58,381,847     122,864,321    53,536,937
------------      -------------      ------------     -----------    ----------
  16,506,820         17,320,181         5,147,315      12,091,729    53,536,937
        9.46               9.40             11.34           10.16          1.00
============      =============      ============     ===========    ==========

 164,903,244        199,553,520        61,581,741     119,442,516    53,536,937
  (1,421,494)        (2,746,032)          189,435         (52,335)           --
  (7,452,056)       (33,924,052)       (4,988,192)      3,474,140            --
      68,984          (115,345)         1,598,863              --            --
 ------------      -------------      ------------    ------------   ----------
 156,098,678        162,768,091        58,381,847     122,864,321    53,536,937
 ============      =============      ============    ============   ==========


                 See accompanying notes to financial statements.

                       STATE FARM VARIABLE PRODUCT TRUST
                           STATEMENTS OF OPERATIONS

                                                                                  Large Cap                      Small Cap
                                                                                Equity Index                    Equity Index
                                                                                    Fund                            Fund
                                                                         ---------------------------     -------------------------
Years ended December 31, 2001 and 2000                                       2001           2000            2001          2000
--------------------------------------                                   ------------   ------------     -----------   -----------
Investment Income:
   Dividends                                                            $  4,092,048       3,167,261     1,986,676       1,535,117
   Interest                                                                  464,535         879,882       136,132         164,415
                                                                        ------------      ----------     ---------      ----------
                                                                           4,556,583       4,047,143     2,122,808       1,699,532
   Less: foreign withholding taxes                                            18,093          14,796         1,523             577
                                                                        ------------      ----------     ---------      ----------
     Total investment income                                               4,538,490       4,032,347     2,121,285       1,698,955

Expenses:
   Investment advisory and management fees                                   837,700         750,725       569,095         478,452
   Professional fees                                                          35,524          29,806        33,162          27,149
   ICI dues                                                                      988              --           424              --
   Fidelity bond expense                                                       4,029           3,484         3,264           2,473
   Trustees' fees                                                              7,002           4,500         3,012           4,500
   Reports to shareowners                                                     71,816          61,098        90,385          70,943
   Security valuation fees                                                     8,379           8,723        26,021          29,796
   Custodian fees                                                                 --              --            --              --
   Proxy and related expense                                                  85,922              --        36,815              --
   License index fees                                                         30,713          28,436        10,001           9,999
   Fund accounting expense                                                        --              --            --              --
                                                                        ------------      ----------     ---------      ----------
     Total expenses                                                        1,082,073         886,772       772,179         623,312
     Less: expense reimbursement from Manager                                     --              --        64,686          25,247
                                                                        ------------      ----------     ---------      ----------
     Net expenses                                                          1,082,073         886,772       707,493         598,065
                                                                        ------------      ----------     ---------      ----------
Net investment income                                                      3,456,417       3,145,575     1,413,792       1,100,890

Realized and unrealized gain (loss):
   Net realized gain (loss) on sales of investments                       (1,060,927)      4,426,535      (316,590)     13,261,763
   Net realized gain (loss) on forward foreign currency contracts                 --              --            --              --
   Net realized gain (loss) on foreign currency transactions                      --              --            --              --
   Net realized gain (loss) on futures contracts                          (4,322,295)     (1,512,876)     (841,516)        192,345
   Net unrealized gain (loss) on open futures contracts                      159,775        (428,775)      (18,425)        (66,025)
   Change in net unrealized appreciation or depreciation on investments
     and foreign currency transactions                                   (39,632,823)    (35,442,608)    3,186,307     (19,731,229)
                                                                        ------------      ----------     ---------      ----------
Net realized and unrealized gain (loss) on investments                   (44,856,270)    (32,957,724)    2,009,776      (6,343,146)
                                                                        ------------      ----------     ---------      ----------
Net change in net assets resulting from operations                      $(41,399,853)    (29,812,149)    3,423,568      (5,242,256)
                                                                        ============     ===========     =========      ==========

               See accompanying notes to financial statements.


       International                 Stock & Bond                                                  Money
       Equity Index                    Balanced                       Bond                        Market
           Fund                          Fund                         Fund                         Fund
--------------------------    --------------------------    -------------------------    -------------------------
    2001           2000           2001           2000           2001          2000           2001          2000
    ----           ----           ----           ----           ----          ----           ----          ----

  3,178,929      2,788,946      1,597,849      1,498,519             --            --             --            --
     36,143        122,375          1,244             --      6,713,842     5,397,759      2,013,937     2,654,986
-----------    -----------    -----------    -----------    -----------   -----------    -----------   -----------
  3,215,072      2,911,321      1,599,093      1,498,519      6,713,842     5,397,759      2,013,937     2,654,986
    367,076        322,250             --             --             --            --             --            --
-----------    -----------    -----------    -----------    -----------   -----------    -----------   -----------
  2,847,996      2,589,071      1,599,093      1,498,519      6,713,842     5,397,759      2,013,937     2,654,986


    923,844        930,931             --             --        548,353       413,149        197,861       165,711
     36,891         28,391         11,398          9,160         21,387        18,075         17,846        16,291
        206             --            183             --            399            --            178            --
      3,332          2,394             --          1,942          2,694         2,160          2,048         1,709
      3,756          4,500          1,219          4,500          2,451         4,500          1,084         4,500
     87,528         45,078         21,335         13,052         36,378        33,116         20,548        13,543
     40,892         61,033             --             --          8,336         3,923            108           193
    268,012        353,521          1,780          3,208          1,941         2,205          2,447         2,055
     46,663             --          8,704             --         24,942            --         11,874            --
     10,055          9,333             --             --             --            --             --            --
     56,131         55,277             --             --             --            --             --            --
-----------    -----------    -----------    -----------    -----------   -----------    -----------   -----------
  1,477,310      1,490,458         44,619         31,862        646,881       477,128        253,994       204,002
    224,385        229,907         44,619         31,862             --            --          8,015            --
-----------    -----------    -----------    -----------    -----------   -----------    -----------   -----------
  1,252,925      1,260,551             --             --        646,881       477,128        245,979       204,002
-----------    -----------    -----------    -----------    -----------   -----------    -----------   -----------
  1,595,071      1,328,520      1,599,093      1,498,519      6,066,961     4,920,631      1,767,958     2,450,984


 (2,545,146)     1,732,304        206,680        588,488         79,175       (87,888)            --            --
     48,425       (164,071)            --             --             --            --             --            --
    (99,074)        68,755             --             --             --            --             --            --
         --             --             --             --             --            --             --            --
         --             --             --             --             --            --             --            --

(40,855,588)   (30,109,585)    (3,751,819)    (3,385,483)     3,863,345     2,222,397             --            --
-----------    -----------    -----------    -----------    -----------   -----------    -----------   -----------
(43,451,383)   (28,472,597)    (3,545,139)    (2,796,995)     3,942,520     2,134,509             --            --
-----------    -----------    -----------    -----------    -----------   -----------    -----------   -----------
(41,856,312)   (27,144,077)    (1,946,046)    (1,298,476)    10,009,481     7,055,140      1,767,958     2,450,984
===========    ===========    ===========    ===========    ===========   ===========    ===========   ===========

                 See accompanying notes to financial statements.

                       STATE FARM VARIABLE PRODUCT TRUST
                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Large Cap                      Small Cap
                                                                                Equity Index                    Equity Index
                                                                                    Fund                            Fund
                                                                         ---------------------------     -------------------------
Years ended December 31, 2001 and 2000                                       2001           2000            2001          2000
--------------------------------------                                       ----           ----            ----          ----
From operations:
   Net investment income                                                 $ 3,456,417       3,145,575     1,413,792       1,100,890
   Net realized gain (loss)                                               (5,383,222)      2,913,659    (1,158,106)     13,454,108
   Change in net unrealized appreciation or depreciation                 (39,473,048)    (35,871,383)    3,167,882     (19,797,254)
                                                                        ------------     -----------   -----------     -----------
Net change in net assets resulting from operations                       (41,399,853)    (29,812,149)    3,423,568      (5,242,256)

Distributions to shareowners from and in excess of:
   Net investment income                                                  (3,434,132)     (3,179,501)   (1,361,737)     (1,135,504)
   Net realized gain                                                         (35,459)     (3,943,549)     (155,808)    (14,104,552)
                                                                        ------------     -----------   -----------     -----------
Total distributions to shareowners                                        (3,469,591)     (7,123,050)   (1,517,545)    (15,240,056)

From Fund share transactions:
   Proceeds from shares sold                                              57,029,212     127,318,725    19,653,618      45,050,549
   Reinvestment of distributions                                           3,469,591       7,123,050     1,517,545      15,240,056
                                                                        ------------     -----------   -----------     -----------
                                                                          60,498,803     134,441,775    21,171,163      60,290,605
   Less payments for shares redeemed                                       5,067,636       2,346,079     1,541,408         648,693
                                                                        ------------     -----------   -----------     -----------
Net increase in net assets from Fund share transactions                   55,431,167     132,095,696    19,629,755      59,641,912
                                                                        ------------     -----------   -----------     -----------
Total increase (decrease) in net assets Net assets:                       10,561,723      95,160,497    21,535,778      39,159,600
                                                                        ------------     -----------   -----------     -----------
Net assets:
   Beginning of period                                                   320,745,699     225,585,202   134,562,900      95,403,300
                                                                        ------------     -----------   -----------     -----------
   End of period*                                                       $331,307,422     320,745,699   156,098,678     134,562,900
                                                                        ============     ===========   ===========     ===========
*Including undistributed (distribution on excess of)
   net investment income                                                $     48,464              --        68,984              --
                                                                        ============     ===========   ===========     ===========

               See accompanying notes to financial statements.

       International                 Stock & Bond                                               Money
        Equity Index                   Balanced                       Bond                      Market
            Fund                         Fund                         Fund                       Fund
----------------------------  --------------------------  --------------------------   -------------------------
     2001           2000           2001          2000          2001          2000          2001          2000
-------------   ------------  ------------   -----------  ------------    ----------   -----------    ----------
   1,595,071      1,328,520     1,599,093     1,498,519      6,066,961     4,920,631     1,767,958     2,450,984
  (2,595,795)     1,636,988       206,680       588,488         79,175       (87,888)           --            --
 (40,855,588)   (30,109,585)   (3,751,819)   (3,385,483)     3,863,345     2,222,397            --            --
------------    -----------   -----------    ----------   ------------    ----------   -----------    ----------
 (41,856,312)   (27,144,077)   (1,946,046)   (1,298,476)    10,009,481     7,055,140     1,767,958     2,450,984


  (1,234,910)    (1,449,596)   (1,498,274)     (958,122)    (6,066,961)   (4,920,631)   (1,767,958)   (2,450,984)
     (20,179)    (2,725,184)     (588,614)           --             --            --            --            --
------------    -----------   -----------    ----------   ------------    ----------   -----------    ----------
  (1,255,089)    (4,174,780)   (2,086,888)     (958,122)    (6,066,961)   (4,920,631)   (1,767,958)   (2,450,984)


  24,264,479     56,735,777     8,995,062    18,506,695     22,835,869    23,178,464    14,408,788    19,030,818
   1,255,089      4,174,780     2,086,888       958,122      6,066,961     4,920,631     1,767,958     2,450,984
------------    -----------   -----------    ----------   ------------    ----------   -----------    ----------
  25,519,568     60,910,557    11,081,950    19,464,817     28,902,830    28,099,095    16,176,746    21,481,802

   1,402,631        490,157     2,287,384     1,746,803      5,705,663     5,455,116     7,605,039    15,168,053
------------    -----------   -----------    ----------   ------------    ----------   -----------    ----------
  24,116,937     60,420,400     8,794,566    17,718,014     23,197,167    22,643,979     8,571,707     6,313,749
------------    -----------   -----------    ----------   ------------    ----------   -----------    ----------
 (18,994,464)    29,101,543     4,761,632    15,461,416     27,139,687    24,778,488     8,571,707     6,313,749


 181,762,555    152,661,012    53,620,215    38,158,799     95,724,634    70,946,146    44,965,230    38,651,481
------------    -----------   -----------    ----------   ------------    ----------   -----------    ----------
$162,768,091    181,762,555   $58,381,847    53,620,215   $122,864,321    95,724,634   $53,536,937    44,965,230
============    ===========   ===========    ==========   ============    ==========   ===========    ==========
    (115,345)       285,566   $ 1,598,863     1,497,508             --            --            --            --
============    ===========   ===========    ==========   ============    ==========   ===========    ==========

                 See accompanying notes to financial statements.

                        STATE FARM VARIABLE PRODUCT TRUST

                          NOTES TO FINANCIAL STATEMENTS

1. Objective

State Farm Variable Product Trust (the "Trust") has six separate investment portfolios (the "Funds"). Shares of each Fund are offered exclusively in connection with variable annuity and variable life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The Large Cap Equity Index Fund (Large Cap Fund) seeks to match the performance of the Standard and Poor's Composite Index of 500 Stocks/R/ (the "S&P 500") by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies in the manufacturing, utility, transportation, and financial industries.

The Small Cap Equity Index Fund (Small Cap Fund) seeks to match the performance of the Russell 2000 Small Stock Index/R/ (the "Russell 2000"). This Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (International Fund) seeks to match the performance of the Morgan Stanley Capital International Europe, Australia and Far East Free Index/R/ (the "EAFE Free"). This Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free tracks the common stock (or equivalent) performance of companies in which U.S. investors can invest in Europe, Australia, New Zealand and the Far East.

The Stock and Bond Balanced Fund (Balanced Fund) seeks long-term growth of capital, balanced with current income. This Fund invests in the Large Cap and Bond Funds.

The Bond Fund (Bond Fund) seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. This Fund invests primarily in bonds issued by domestic companies.

The Money Market Fund (Money Market Fund) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2. Significant accounting policies

Security valuation

Investments are stated at value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on their respective exchanges where primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Any securities not valued as described above are valued at a fair value as determined in good faith by the Board of Trustees or its delegate.

Securities transactions and investment income

Security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

                        STATE FARM VARIABLE PRODUCT TRUST

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Bloomington, Illinois, time). The net asset value per share is computed by dividing the total value of the Fund's investments and other assets, less liabilities, by the respective number of Fund shares outstanding.

Federal income taxes, dividends and distributions to shareowners

It is the Funds' policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of their taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

Dividends and distributions payable to shareowners are recorded by the Large Cap, Small Cap, International, and Balanced Funds on the ex-dividend date. The Bond and Money Market Funds declare daily dividends equal to each Fund's respective net investment income, and distributions of such amounts are made at the end of each calendar quarter.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. The differencesare primarily due to differing treatments for futures contracts (Large Cap and Small Cap Funds), the recognition of net realized losses (Large Cap, Small Cap and International Funds), and foreign currency transactions (International Fund).

The tax cahracter of distributions was as follows for the years ended December 31, 2001 and 2000:

    2001       Large Cap Fund    Small Cap Fund   Balanced Fund
    ----       --------------    --------------   -------------
Ordinary
Income            $3,435,796        1,484,910       1,558,152

Long-term
Capital Gain      $   33,795           32,635         528,736
                  ----------        ---------       ---------
Total             $3,469,591        1,517,545       2,086,888


    2000       Large Cap Fund     Small Cap Fund  International Fund
    ----       --------------     --------------  ------------------
Ordinary
Income            $3,889,560        7,588,145       1,757,803

Long-term
Capital Gain      $3,233,490        7,651,911       2,416,977
                 -----------       ----------       ---------
Total             $7,123,050       15,240,056       4,174,780

The tax character of distributions for the remaining Funds was the same as the composition of distributions reflected in the Statement of Changes in Net Assets.

The International Fund has elected to mark-to-market its investments in Passive Foreign Investment Companies ("PFICs") for federal income tax purposes. In accordance with this election, the International Fund recognized unrealized appreciation (depreciation) relating to PFIC transactions of ($720,703) and $345,413 during 2001 and 2000, respectively, which is treated as ordinary income
(loss) for federal income taxes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2001, was $91,986.

From November 1, 2001 through December 31, 2001, the Large Cap and International Funds incurred approximately $46,711 and $797,964 of net realized capital losses, respectively. As permitted by tax regulations, the Funds intend to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2002.

The International Fund distributions from net investment income includes $0 and $150,646 in 2001 and 2000, respectively, relating to PFICs and foreign currency gains.

At December 31, 2001, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

Expiration      Large Cap        Small Cap        International     Bond
   year            Fund            Fund                Fund         Fund
----------      ---------        ---------        -------------     ----
   2008        $       --               --               --        52,335
   2009        $5,974,143        1,139,995        1,905,809            --
   ----        ----------        ---------        ---------        ------
   Total:      $5,974,143        1,139,995        1,905,809        52,335

                        STATE FARM VARIABLE PRODUCT TRUST

Foreign currency translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments for financial reporting purposes.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are allocated between the Funds in proportion to their relative net assets.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Financial instruments

The Large Cap, Small Cap, and International Funds may enter into stock index futures contracts to hedge a portion of their portfolios. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Gains and losses are reflected as net realized gain (loss) on futures contracts in the statement of operations. Additionally, the International Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. The Fund bears the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

3. Transactions with affiliates

The Trust has an investment advisory and management services agreement with State Farm Investment Management Corp. ("Manager") who serves as the Trust's investment adviser and conducts the business and affairs of the Trust. Each Fund pays the Manager an investment advisory fee (computed on a daily basis and paid quarterly) at the following annual rates:

Large Cap Fund          .26% of average daily net assets
Small Cap Fund          .40% of average daily net assets
International Fund      .55% of average daily net assets
Balanced Fund           None
Bond Fund               .50% of average daily net assets
Money Market Fund       .40% of average daily net assets

The Manager has agreed not to be paid an investment advisory fee for performing its services for the Balanced Fund and has agreed to reimburse any other expenses incurred by the Balanced Fund. This expense limitation arrangement is voluntary and may be eliminated by the Manager at any time. However, the Manager receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

With respect to each of the Funds other than the Balanced and International Funds, the Manager has agreed to reimburse the expenses incurred by the Fund, other than the investment advisory fee, that exceed .10% of such Fund's average daily net assets. With respect to the International Fund, the Manager has agreed to reimburse the expenses incurred by the Fund, other than the investment advisory fee, that exceed .20% of the Fund's average daily net assets. These expense limitation arrangements are voluntary and may be eliminated by the Manager at any time.

                        STATE FARM VARIABLE PRODUCT TRUST

Investment advisory and management fees and expenses reimbursed were as follows:

                               Year ended                    Year ended
                            December 31, 2001             December 31, 2000
                      ---------------------------    ---------------------------
                        Investment                     Investment
                       Advisory and     Expenses      Advisory and     Expenses
Fund                  Management Fee   Reimbursed    Management Fee   Reimbursed
----                  --------------   ----------    --------------   ----------
Large Cap Fund           $837,700            --         750,725             --
Small Cap Fund            569,095        64,686         478,452         25,247
International Fund        923,844       224,385         930,931        229,907
Balanced Fund                  --        44,619              --         31,862
Bond Fund                 548,353            --         413,149             --
Money Market Fund         197,861         8,015         165,711             --

The Funds do not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.

The Manager has engaged Barclays Global Fund Advisors ("Barclay's") as the investment sub-advisor to provide day-to-day portfolio management for the Large Cap, Small Cap, and International Funds. In accordance with the overall investment objectives of each respective Fund, Barclay's determines which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to their officers or trustees except for the following trustees' fees paid to or accrued for the Trust's independent trustees:

                          Year ended           Year ended
                      December 31, 2001    December 31, 2000
                      -----------------    -----------------
Large Cap Fund             $7,002               4,500
Small Cap Fund              3,012               4,500
International Fund          3,756               4,500
Balanced Fund               1,219               4,500
Bond Fund                   2,451               4,500
Money Market Fund           1,084               4,500

                        STATE FARM VARIABLE PRODUCT TRUST

4. Investment transactions

Investment transactions (exclusive of short-term instruments) were as follows:

                                         Year ended               Year ended
                                      December 31, 2001        December 31, 2000
                                      -----------------        -----------------
Large Cap Fund
   Purchases                              $53,194,773              146,766,097
   Proceeds from sales                      4,545,648               16,590,933

Small Cap Fund
   Purchases                               65,965,273              100,477,736
   Proceeds from sales                     50,318,619               53,622,093

International Fund
   Purchases                               34,889,767               69,823,547
   Proceeds from sales                     10,078,110               10,818,300

Balanced Fund
   Large Cap Fund
     Purchases                              4,021,007               12,476,520
     Proceeds from sales                    3,352,197                  748,507

   Bond Fund
     Purchases                              7,613,799                8,857,065
     Proceeds from sales                      221,270                2,001,560

Bond Fund
     Purchases                             35,027,980               25,935,011
     Proceeds from sales                   13,454,120                2,730,540

5. Futures and foreign currency contracts

The Large Cap and Small Cap Funds had the following open futures contracts at December 31, 2001:

                                         Number of      Market                Expiration   Unrealized
Fund                       Type          contracts      Value      Position      month     gain (loss)
----                ------------------   ---------   -----------   --------   ----------   -----------
Large Cap Fund      S&P 500 Index           39       $11,204,700     Long      March `02     $45,225
Small Cap Fund      Russell 2000 Index      17         4,159,050     Long      March `02      30,300

The total notional value of the open positions at December 31, 2001, was $11,159,475 and $4,128,750 in the Large Cap and Small Cap Funds, respectively.

                        STATE FARM VARIABLE PRODUCT TRUST

The International Fund had the following open forward foreign currency contracts at December 31, 2001:

  Foreign                                                                          Unrealized
   amount          Currency        Contracts      Settlement date     U.S. Dollar  gain (loss)
   ------          --------        ---------      ---------------     -----------  -----------
   48,658   British Pound Sterling    1             01/02/2002         $ 70,807    $    74
   77,162   Danish Krone              1             01/03/2002            9,239         39
  141,105   Euro                     10        01/02/2002-01/03/2002    125,625        432
  100,093   Hong Kong Dollar          1             01/02/2002           12,836         (1)
9,412,201   Japanese Yen              1             01/07/2002           71,842        149
  209,128   Norwegian Krone           1             01/03/2002           23,306         64
   69,358   Swiss Franc               1             01/04/2002           41,776        341
                                                                                   -------
                                                                          Total    $ 1,098
                                                                                   =======

6. Fund share transactions

Proceeds and payments on Fund shares as shown in the statements of changes in net assets are in respect of the following number of shares:

                                            Large Cap Fund             Small Cap Fund            International Fund
                                      --------------------------  --------------------------  -------------------------
                                       Year ended    Year ended    Year ended    Year ended    Year ended    Year ended
                                      December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                         2001          2000          2001          2000          2001          2000
                                      ------------  ------------  ------------  ------------  ------------  -----------
Shares sold                             4,661,791     8,673,965     2,151,932     4,086,209     2,310,479     4,210,737
Shares issued in reinvestment of net
investment income and realized gain
distributions                             295,285       527,633       158,905     1,594,148       134,234       347,898
                                        ---------     ---------     ---------     ---------     ---------     ---------
                                        4,957,076     9,201,598     2,310,837     5,680,357     2,444,713     4,558,635
Less shares redeemed                      440,436       161,786       177,735        61,116       144,137        37,912
                                        ---------     ---------     ---------     ---------     ---------     ---------
Net increase in shares outstanding      4,516,640     9,039,812     2,133,102     5,619,241     2,300,576     4,520,723
                                        =========     =========     =========     =========     =========     =========

                                             Balanced Fund                Bond Fund               Money Market Fund
                                      --------------------------  --------------------------  --------------------------
                                       Year ended    Year ended    Year ended    Year ended    Year ended    Year ended
                                      December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                         2001          2000          2001          2000          2001          2000
                                      ------------  ------------  ------------  ------------  ------------  ------------
Shares sold                              765,285     1,458,063      2,274,563     2,422,393    14,408,788    19,030,818
Shares issued in reinvestment of net
investment income and realized gain
distributions                            190,409        78,023        601,599       509,573     1,767,958     2,450,984
                                         -------     ---------      ---------     ---------    ----------    ----------
                                         955,694     1,536,086      2,876,162     2,931,966    16,176,746    21,481,802
Less shares redeemed                     198,060       139,379        566,573       566,768     7,605,039    15,168,053
                                         -------     ---------      ---------     ---------    ----------    ----------
Net increase in shares outstanding       757,634     1,396,707      2,309,589     2,365,198     8,571,707     6,314,749
                                         =======     =========      =========     =========    ==========    ==========

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND


                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

(For a share outstanding throughout each period)

                                                          Year ended December 31,    From inception date of
                                                        --------------------------    January 22, 1998 to
                                                          2001      2000     1999       December 31, 1998
                                                        -------    ------    -----   ----------------------
Net asset value, beginning of period                    $ 13.36     15.07    12.80            10.00

Income from Investment Operations
   Net investment income (a)                               0.13      0.13     0.20             0.12
   Net gain (loss) on investments (both realized and
     unrealized)                                          (1.75)    (1.54)    2.40             2.80
                                                        -------    ------    -----            -----

   Total from investment operations                       (1.62)    (1.41)    2.60             2.92
                                                        -------    ------    -----            -----
Less Distributions
   Net investment income                                  (0.12)    (0.13)   (0.20)           (0.12)
   Net realized gain (b)                                     --     (0.17)   (0.13)              --
                                                        -------    ------    -----           ------
   Total distributions                                    (0.12)    (0.30)   (0.33)           (0.12)
                                                        -------    ------    -----           ------
Net asset value, end of period                          $ 11.62     13.36    15.07            12.80
                                                        =======    ======    =====           ======
Total Return                                             (12.11)%   (9.35)%  20.36%           29.26%(c)

Net assets, end of period (millions)                    $ 331.3     320.7    225.6             53.3

Ratios to average net assets
   Expenses                                                0.34%     0.31%    0.34%            0.32%(d)
   Net investment income                                   1.07%     1.08%    1.25%            1.55%(d)

Portfolio turnover rate                                       1%        6%       4%               7%

(a) For the period ended December 31, 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions representing less than $.01 per share were made in 2001.
(c)  Not annualized.
(d)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                               Year ended December 31,    From inception date of
                                                               -----------------------     January 29, 1998 to
                                                              2001      2000        1999    December 31, 1998
                                                              ----      ----        ----  ----------------------
Net asset value, beginning of period                        $ 9.36     10.90        9.54          10.00

Income from Investment Operations
  Net investment income (a)                                   0.09      0.09        0.41           0.27
  Net gain (loss) on investments (both realized and
  unrealized)                                                 0.10     (0.43)       1.51          (0.46)
                                                            ------    ------      ------         ------
  Total from investment operations                            0.19     (0.34)       1.92          (0.19)
                                                            ------    ------      ------         ------
Less Distributions
  Net investment income                                      (0.08)    (0.09)      (0.41)         (0.09)
  Net realized gain                                          (0.01)    (1.11)      (0.15)         (0.18)
                                                            ------    ------      ------         ------
  Total distributions                                        (0.09)    (1.20)      (0.56)         (0.27)
                                                            ------    ------      ------         ------
Net asset value, end of period                              $ 9.46      9.36       10.90           9.54
                                                            ======    ======      ======         ======
Total Return                                                  2.05%    (3.39)%     20.24%         (1.89)%(b)

Net assets, end of period (millions)                        $156.1     134.6        95.4           41.6

Ratios to average net assets assuming expense limitations
  Expenses                                                    0.50%     0.50%       0.50%          0.50%(c)
  Net investment income                                       0.99%     0.92%       1.11%          1.11%(c)

Ratios to average net assets absent expense limitations
  Expenses                                                    0.55%     0.52%       0.62%          0.55%(c)
  Net investment income                                       0.94%     0.90%       0.99%          1.06%(c)

Portfolio turnover rate                                         36%       46%         46%            38%

(a) For the period ended December 31, 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Not annualized.
(c)  Determined on an annualized basis.


                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                               Year ended December 31,    From inception date of
                                                               -----------------------     January 22, 1998 to
                                                              2001      2000        1999    December 31, 1998
                                                              ----      ----        ----  ----------------------
Net asset value, beginning of period                        $ 12.10     14.54       11.63         10.00

Income from Investment Operations
  Net investment income (a)                                    0.10      0.10        0.13          0.13
  Net gain (loss) on investments (both realized and
  unrealized)                                                 (2.73)    (2.25)       2.92          1.65
                                                             ------    ------       -----         -----
  Total from investment operations                            (2.63)    (2.15)       3.05          1.78
                                                             ------    ------       -----         -----
Less Distributions
  Net investment income                                       (0.07)    (0.10)      (0.12)        (0.15)
  Net realized gain (b)                                         --     (0.19)      (0.02)           --
                                                             ------    ------       -----         -----
  Total distributions                                         (0.07)    (0.29)      (0.14)        (0.15)
                                                             ------    ------       -----         -----
Net asset value, end of period                                 9.40     12.10       14.54         11.63
                                                             ======    ======       =====         =====
Total Return                                                 (21.71)%  (14.81)%     26.21%        17.90%(c)

Net assets, end of period (millions)                        $ 162.8     181.8       152.7          76.7

Ratios to average net assets assuming expense limitations
  Expenses                                                     0.75%     0.75%       0.75%         0.75%(d)
  Net investment income                                        0.95%     0.78%       1.02%         1.27%(d)

Ratios to average net assets absent expense limitations
  Expenses                                                     0.88%     0.88%       0.94%         0.93%(d)
  Net investment income                                        0.82%     0.65%       0.83%         1.09%(d)

Portfolio turnover rate                                           6%        6%         12%            6%

(a) For the periods ended December 31, 2001 and 2000, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions representing less than $.01 per share were made in 2001.
(c)  Not annualized.
(d)  Determined on an annualized basis.


                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND


                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                               Year ended December 31,    From inception date of
                                                               -----------------------     January 29, 1998 to
                                                              2001      2000        1999    December 31, 1998
                                                              ----      ----        ----  ----------------------
Net asset value, beginning of period                        $12.22     12.75        11.41         10.00

Income from Investment Operations
  Net investment income (a)                                   0.34      0.24         0.25          0.14
  Net gain (loss) on investments (both realized and
  unrealized)                                                (0.79)    (0.55)        1.11          1.32
                                                            ------     -----        -----         -----
  Total from investment operations                           (0.45)    (0.31)        1.36          1.46
                                                            ------     -----        -----         -----
Less Distributions
  Net investment income                                      (0.31)    (0.22)       (0.02)        (0.05)
  Net realized gain                                          (0.12)       --           --            --
                                                            ------     -----        -----         -----
  Total distributions                                        (0.43)    (0.22)       (0.02)        (0.05)
                                                            ------     -----        -----         -----
Net asset value, end of period                              $11.34     12.22        12.75         11.41
                                                            ======     =====        =====         =====
Total Return                                                 (3.55)%   (2.42)%      11.88%        14.66%(b)

Net assets, end of period (millions)                        $ 58.4      53.6         38.2           5.6

Ratios to average net assets assuming expense limitations
  Expenses                                                    0.00%     0.00%        0.00%         0.00%(c)
  Net investment income                                       2.86%     3.15%        4.50%         3.43%(c)

Ratios to average net assets absent expense limitations
  Expenses                                                    0.08%     0.07%        0.14%         1.01%(c)
  Net investment income                                       2.78%     3.08%        4.36%         2.42%(c)

Portfolio turnover rate                                          6%        6%           2%           18%

(a) For the period ended December 31, 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Not annualized.
(c)  Determined on an annualized basis.


                 See accompanying notes to financial statements.

                   STATE FARM VARIABLE PRODUCT TRUST BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                               Year ended December 31,    From inception date of
                                                               -----------------------     January 22, 1998 to
                                                              2001      2000        1999    December 31, 1998
                                                              ----      ----        ----  ----------------------
Net asset value, beginning of period                        $ 9.79      9.57        10.15         10.00

Income from Investment Operations
  Net investment income                                       0.56      0.57         0.52          0.49
  Net gain (loss) on investments (both realized and
    unrealized)                                               0.37      0.22        (0.58)         0.15
                                                            ------     -----        -----         -----
  Total from investment operations                            0.93      0.79        (0.06)         0.64
                                                            ------     -----        -----         -----
Less Distributions
  Net investment income                                      (0.56)    (0.57)       (0.52)        (0.49)
                                                            ------     -----        -----         -----
  Total distributions                                        (0.56)    (0.57)       (0.52)        (0.49)
                                                            ------     -----        -----         -----
Net asset value, end of period                              $10.16      9.79         9.57         10.15
                                                            ======     =====        =====         =====
Total Return                                                  9.66%     8.44%       (0.57)%        6.49%(a)

Net assets, end of period (millions)                        $122.9      95.7         70.9          24.7

Ratios to average net assets assuming expense limitations
  Expenses                                                    0.59%     0.57%        0.60%         0.57%(b)
  Net investment income                                       5.53%     5.92%        5.38%         5.14%(b)

Ratios to average net assets absent expense limitations
  Expenses                                                    0.59%     0.57%        0.62%         0.57%(b)
  Net investment income                                       5.53%     5.92%        5.36%         5.14%(b)

Portfolio turnover rate                                         13%        3%           7%           26%

(a) Not annualized.
(b) Determined on an annualized basis.


                 See accompanying notes to financial statements.

               STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND


                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                               Year ended December 31,    From inception date of
                                                               -----------------------     January 29, 1998 to
                                                              2001      2000        1999    December 31, 1998
                                                              ----      ----        ----  ----------------------
Net asset value, beginning of period                        $ 1.00      1.00         1.00          1.00

Income from Investment Operations
  Net investment income                                       0.04      0.06         0.05          0.05
                                                            ------      ----         ----          ----
  Total from investment operations                            0.04      0.06         0.05          0.05
                                                            ------      ----         ----          ----
Less Distributions
  Net investment income                                      (0.04)    (0.06)       (0.05)        (0.05)
                                                            ------      ----         ----          ----
  Total distributions                                        (0.04)    (0.06)       (0.05)        (0.05)
                                                            ------      ----         ----          ----
Net asset value, end of period                              $ 1.00      1.00         1.00          1.00
                                                            ======      ====         ====          ====
Total Return                                                  3.71%     5.99%        4.77%         4.76%(a)

Net assets, end of period (millions)                        $ 53.5      45.0         38.7          18.7

Ratios to average net assets assuming expense limitations
  Expenses                                                    0.50%     0.49%        0.50%         0.43%(b)
  Net investment income                                       3.59%     5.88%        4.75%         5.04%(b)

Ratios to average net assets absent expense limitations
  Expenses                                                    0.52%     0.49%        0.53%         0.52%(b)
  Net investment income                                       3.57%     5.88%        4.72%         4.95%(b)

(a) Not annualized.
(b) Determined on an annualized basis.


                 See accompanying notes to financial statements.

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

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

                      (This page intentionally left blank.)

                         NOTICE OF WITHHOLDING ELECTION

This notice does not apply to distributions which qualify as eligible rollover distributions from tax-sheltered annuities (TSAs) and qualified employer retirement plans. We may be required to withhold 20% federal income tax on such eligible rollover distributions. To determine whether your distribution qualifies as an eligible rollover distribution and whether withholding applies, see the Special Tax Notice Regarding Plan Payments which is enclosed in the quarterly statements for TSA and qualified employer retirement plan participants.


Proceeds from your account not subject to the mandatory withholding described above, may be subject to federal and state income tax withholding unless you elect not to have withholding apply. Withholding will only apply to the portion of your distribution that is included in your income subject to federal income tax. There will be no withholding on non-taxable distributions.


We are required by Federal Income Tax law to notify you of your right to elect not to have taxes withheld from any actual or deemed distribution, or to revoke your election to have taxes withheld, if one is in effect. If an election has not been filed with us, we are required to withhold 10% of the taxable amount of your distribution for federal income taxes.

You may have made a previous withholding election. If so, that election will continue in force until you change your election. If you elect not to have withholding apply to your distribution, or if you do not have enough federal income tax withheld from your distribution, you may be responsible for payment of estimated tax and you may incur penalties if your withholding and estimated tax payments are not sufficient.

You may establish, change or revoke your Withholding Election at any time by one of the following methods:

      *    complete and mail this form to:

           State Farm Variable Products
           Administration Department
           P.O. Box 2307
           Bloomington, IL 61702-2307 or


      * call our toll free number 1-888-702-2307 (if you have telephone authority)or


      *    fax the election form to 1-309-735-0307 and mail original to us.


If we receive your election using any of the above mentioned methods at least 10 days prior to your next scheduled payment, your next check will reflect the change. Otherwise, the change will be reflected on any subsequent payments.

231-3537 8-97 Printed in U.S.A.

                            WITHHOLDING ELECTION FORM

________________________________________________________________________________
(Type or print your full name)

________________________________________________________________________________
(Your Social Security Number)

________________________________________________________________________________
(Home address-numbers & street or rural route)

________________________________________________________________________________
(City or town, state and ZIP code)

________________________________________________________________________________
(Policy Number)

________________________________________________________________________________
(Date)

1. I elect not to have federal income tax withheld from my distribution (Do not complete lines 2-4.)

If you elect not to have withholding apply to your distribution, or if you do not have enough federal income tax withheld from your distribution, you may be responsible for payment of estimated tax and you may incur penalties if your withholding and estimated tax payments are not sufficient.

2.   I want federal withholding from my distribution

If you would like an additional amount of federal withholding taken from the taxable distribution amount, please indicate the additional withholding amount (not less than $5.00) or percentage (not less than 10%)

______________________

3.   I elect not to have state income tax withheld from my distribution


4.   I want state withholding from my distribution

If you would like an additional amount of state withholding taken from your payment, please indicate the additional withholding amount $ _____________

(Note: not all states allow withholding or specify rates of withholding. If you indicate withholding or an amount and reside in a state where withholding is not allowed, no state tax will be withheld. If you do not indicate you want withholding or specify an amount and reside in a state that requires withholding at your request only, no state tax will be withheld.)

5.   Other: (please specify) ________________________________________________

                             ________________________________________________


________________________________________________________________________________
(Participant's Signature)


________________________________________________________________________________
(Date)


Return your completed form to:

State Farm Variable Products
Administration Department
P.O. Box 2307
Bloomington, IL 61702-2307

State Farm VP Management Corp.
(Underwriter & Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
FORWARDING SERVICE REQUESTED

                                                               U.S. POSTAGE PAID
                                                  STATE FARM INSURANCE COMPANIES
                                                              PRESORTED STANDARD


                               [STATE FARM LOGO]

                                   Issued By:
                        State Farm Life Insurance Company
                    (Not licensed in New York or Wisconsin)
                 State Farm Life and Accident Assurance Company
                      (LIcensed in New York and Wisconsin)
                      Home Offices: Bloomington, Illinois


                         State Farm VP Management Corp.
               (Underwriter & Distributor of Securities Products)
                              One State Farm Plaza
                        Bloomington, Illinois 61710-0001
                                 1-888-702-2307

231.3571.4-CH